UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, 1.11%, 5/25/37 (a)	USD	55	$18,066
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 3.02%, 4/15/24 (a)(b)		250	250,191
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.00%, 9/25/65 (b)(c)		93	93,089
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)		250	250,057
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.47%, 7/28/26 (a)(b)		250	250,026
Series 2014-14A, Class B, 3.99%, 7/28/26 (a)(b)		250	250,050
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.62%, 5/26/28 (a)(b)		100	100,725
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.77%, 7/13/25 (a)(b)		250	250,344
Apidos CLO XII, Series 2013-12A, Class A, 2.12%, 4/15/25 (a)(b)		500	500,650
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)		100	100,000
ARES IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 1.24%, 4/16/21 (a)(b)		18	18,128
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.46%, 5/25/35 (a)		103	82,401
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.54%, 2/17/26 (a)(b)		250	250,003
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class BR, 3.02%, 7/16/26 (a)(b)		250	249,883
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)		86	85,367
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		97	97,061
Babson CLO Ltd., Series 2013-IA, Class A, 2.13%, 4/20/25 (a)(b)		250	250,255
Battalion CLO IV Ltd.:
Series 2013-4A, Class A1, 2.44%, 10/22/25 (a)(b)		250	249,999
Series 2013-4A, Class A1R, 0.00%, 10/22/25 (a)(b)		250	250,000
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (b)(c)		19	19,085
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		53	23,363
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		49	22,403
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		83	40,510

Asset-Backed Securities	Par (000)		Value
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 1.15%, 9/25/36-1/25/37 (a)	USD	310	$308,148
Series 2006-HE9, Class 2A, 1.12%, 11/25/36-3/25/37 (a)		223	185,545
Series 2007-HE1, Class 21A2, 1.14%, 1/25/37 (a)		66	61,797
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.18%, 1/25/36 (a)		27	25,478
BlueMountain CLO Ltd., Series 2013-3A, Class A, 2.44%, 10/29/25 (a)(b)		250	250,623
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 1.10%, 10/25/36 (a)		87	56,740
Series 2006-FRE2, Class A3, 1.14%, 10/25/36 (a)		72	47,431
Series 2006-NC4, Class A3, 0.94%, 10/25/36 (a)		100	72,933
Series 2006-NC5, Class A5, 1.04%, 1/25/37 (a)		54	43,591
Series 2007-HE1, Class A2, 1.13%, 6/25/37 (a)		60	55,551
C-BASS Trust, Series 2007-CB5, Class A2, 1.15%, 4/25/37 (a)		69	51,293
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		21	20,611
CIFC Funding Ltd.:
Series 2013-1A, Class A2, 2.92%, 4/16/25 (a)(b)		250	250,261
Series 2014-2A, Class A1LR, 2.23%, 5/24/26 (a)(b)		480	480,000
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		250	250,835
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 1.03%, 8/25/36 (a)		90	71,227
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29		32	18,575
Series 2000-4, Class A5, 7.97%, 3/01/25		97	52,690
Series 2000-4, Class A6, 8.31%, 5/01/32 (a)		43	24,607
Series 2000-5, Class A6, 7.96%, 5/01/31		43	30,046
Conseco Financial Corp.:
Series 1998-8, Class A1, 6.28%, 9/01/30		36	38,006
Series 1998-8, Class M1, 6.98%, 9/01/30 (a)		66	53,940

Portfolio Abbreviations
ABS	Asset-Backed Security	GBP	British Pound	PLN	Polish Zloty
ADR	American Depository Receipts	GO	General Obligation	RB	Revenue Bonds
AUD	Australian Dollar	JPY	Japanese Yen	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	KRW	South Korean Won	RUB	Russian Ruble
BZDIOVER	Overnight Brazil CETIP-Interbank Rate	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
CAD	Canadian Dollar	MXIBTIIE	Mexico Interbank TIIE 28 Day	SEK	Sweden Krona
CHF	Swiss Franc	MXN	Mexican Peso	TBA	To-be-announced
CLO	Collateralized Loan Obligation	NOK	Norwegian Krone	TRY	Turkish Lira
CLP	Chilean Peso	NZD	NewZealandDollar	USD	US Dollar
CNH	Chinese Yuan Offshore	OTC	Over-the-counter	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 0.94%, 1/25/46 (a)	USD	70	$66,246
Series 2006-S3, Class A4, 6.41%, 1/25/29 (d)		29	28,820
Series 2006-SPS1, Class A, 1.00%, 12/25/25 (a)		5	5,374
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 9/25/31 (a)		30	32,637
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(c)		100	103,830
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		30	31,527
Series 2006-S5, Class A5, 6.16%, 6/25/35		21	21,148
Series 2007-S1, Class A3, 5.81%, 11/25/36 (a)		17	17,256
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1.21%, 12/15/33 (a)(b)		45	39,015
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 1.09%, 5/15/35 (a)		35	30,338
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		288	288,505
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,313
GSAMP Trust, Series 2007-H1, Class A1B, 1.18%, 1/25/47 (a)		34	21,994
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.31%, 10/28/24 (a)(b)		280	280,599
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		199	85,671
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.27%, 4/15/36 (a)		54	49,104
Invitation Homes Trust, Series 2014-SFR2, Class A, 1.87%, 9/17/31 (a)(b)		96	96,167
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.17%, 7/15/25 (a)(b)		500	499,997
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (a)		130	139,512
Series 2001-B, Class M2, 7.17%, 4/15/40 (a)		23	15,800
Series 2002-A, Class C, 0.00%, 6/15/33		8	6,227
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)		176	172,718
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, 1.20%, 11/25/36 (a)		18	8,213
Series 2006-2, Class 2A3, 1.17%, 3/25/46 (a)		345	160,862
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.38%, 12/25/34 (a)		78	72,794
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.52%, 10/17/44 (a)(b)		250	238,864
Series 2016-AA, Class A2B, 2.92%, 12/15/45 (a)(b)		180	187,147
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		100	89,850
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.44%, 1/18/24 (a)(b)		260	260,017

Asset-Backed Securities	Par (000)		Value
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (a)	USD	16	$14,157
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.14%, 7/17/25 (a)(b)		305	305,202
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 2.92%, 3/20/25 (a)(b)		100	99,737
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.32%, 8/23/24 (a)(b)		285	284,843
OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 9/18/24 (b)		100	100,831
Option One Mortgage Loan Trust, Series 2007-CP1, Class 2A3, 1.19%, 3/25/37 (a)		40	25,586
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.48%, 10/30/27 (a)(b)		250	250,050
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.04%, 1/22/29 (a)(b)		250	251,106
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.19%, 7/22/25 (a)(b)		495	495,326
OZLM IX Ltd., Series 2014-9A, Class CR, 4.38%, 1/20/27 (a)(b)		250	250,264
OZLM VII Ltd., Series 2014-7A, Class A2A, 3.07%, 7/17/26 (a)(b)		250	250,008
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (b)(c)		96	96,483
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (b)(c)		205	205,440
Progress Residential Trust:
Series 2016-SFR1, Class A, 2.27%, 9/17/33 (a)(b)		100	100,915
Series 2016-SFR1, Class E, 4.79%, 9/17/33 (a)(b)		100	102,221
Series 2016-SFR2, Class E, 4.49%, 1/17/34 (a)(b)		100	101,509
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.48%, 11/25/45 (a)(b)		24	23,957
Scholar Funding Trust, Series 2013-A, Class A, 1.43%, 1/30/45 (a)(b)		357	348,490
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A3, 1.29%, 3/15/24 (a)		222	217,056
Series 2005-A, Class A3, 1.16%, 6/15/23 (a)		132	131,062
Series 2006-C, Class A4, 1.13%, 3/15/23 (a)		12	12,102
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.69%, 10/20/28 (a)(b)		250	251,450
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, 3.53%, 1/23/29 (a)(b)		250	251,849
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		320	319,628
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.48%, 9/25/34 (a)		55	49,134
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 1.08%, 1/25/35 (a)		89	82,772
SWAY Residential Trust, Series 2014-1, Class A, 2.07%, 1/17/32 (a)(b)		251	251,662
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 2.32%, 10/15/25 (a)(b)		380	380,011
Series 2013-12A, Class C, 3.77%, 10/15/25 (a)(b)		250	250,011

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities		Par (000)	Value
TICP CLO III Ltd., Series 2014-3A, Class B1, 3.38%, 1/20/27 (a)(b)	USD	250	$249,997
U.S. Residential Opportunity Fund II Trust:
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(c)		122	120,841
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(c)		90	89,134
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36-8/27/36 (b)(c)		467	464,028
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(c)		184	183,364
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36-8/27/36 (b)(c)		295	293,735
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(c)		213	213,823
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.11%, 1/15/27 (a)(b)		250	250,313
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (b)(c)		151	151,185
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.97%, 10/15/22 (a)(b)		250	249,833
Series 2013-3A, Class A1, 2.47%, 1/18/26 (a)(b)		250	250,014
Series 2013-3A, Class A1R, 0.00%, 1/18/26 (a)(b)		250	250,000
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.11%, 7/25/37 (a)(b)		89	79,578
Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A2, 1.20%, 2/25/37 (a)		100	41,337
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)		51	51,809
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.60%, 10/17/26 (a)(b)		515	516,251
Total Asset-Backed Securities — 3.7%			18,275,233

Common Stocks		Shares	Value
Aerospace & Defense — 0.0%
Huntington Ingalls Industries, Inc.		798	159,792
Airlines — 1.0%
Delta Air Lines, Inc.		102,902	4,729,376
Southwest Airlines Co.		6,298	338,580

			5,067,956
Auto Components — 1.7%
Goodyear Tire & Rubber Co.		119,914	4,316,904
Lear Corp.		28,759	4,071,699

			8,388,603
Banks — 7.8%
Bank of America Corp.		441,545	10,416,047
Citigroup, Inc.		40,559	2,426,239
JPMorgan Chase & Co.		136,043	11,950,017
Regions Financial Corp.		115,427	1,677,154
SunTrust Banks, Inc.		96,921	5,359,731
U.S. Bancorp		134,145	6,908,467

			38,737,655
Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.		28,892	2,829,105

Common Stocks	Shares	Value
Biotechnology — 2.5%
Biogen, Inc.(e)	23,950	$6,548,409
Bioverativ, Inc.	7,404	403,222
Gilead Sciences, Inc.	84,404	5,732,720

		12,684,351
Building Products — 0.1%
Owens Corning	11,351	696,611
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	26,790	6,154,199
Chemicals — 1.5%
Dow Chemical Co.	118,466	7,527,330
Communications Equipment — 1.4%
Cisco Systems, Inc.	200,229	6,767,740
Construction & Engineering — 0.2%
EMCOR Group, Inc.	17,419	1,096,526
Consumer Finance — 0.7%
SLM Corp.(e)	272,105	3,292,471
Containers & Packaging — 1.0%
Avery Dennison Corp.	21,664	1,746,118
Packaging Corp. of America	35,088	3,214,763

		4,960,881
Diversified Telecommunication Services — 0.2%
AT&T Inc.	16,700	693,885
Verizon Communications, Inc.	6,590	321,263

		1,015,148
Electric Utilities — 0.4%
FirstEnergy Corp.	54,949	1,748,477
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	48,041	2,772,446
Flex Ltd.(e)	201,212	3,380,362

		6,152,808
Food & Staples Retailing — 2.7%
CVS Health Corp.	61,017	4,789,835
Walgreens Boots Alliance, Inc.	76,525	6,355,401
Wal-Mart Stores, Inc.	35,394	2,551,200

		13,696,436
Health Care Providers & Services — 4.3%
Aetna, Inc.	3,826	488,006
Anthem, Inc.	7,813	1,292,114
Centene Corp.(e)	41,123	2,930,425
Cigna Corp.	7,954	1,165,181
Humana, Inc.	28,545	5,884,266
Laboratory Corp. of America Holdings(e)	16,500	2,367,255
McKesson Corp.	8,112	1,202,685
UnitedHealth Group, Inc.	37,149	6,092,807

		21,422,739
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	120,990	7,127,521
Household Durables — 1.1%
DR Horton, Inc.	87,927	2,928,848
Lennar Corp., Class A	26,825	1,373,172
NVR, Inc.(e)	640	1,348,403

		5,650,423
Insurance — 0.0%
Prudential Financial, Inc.	1,560	166,421

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks	Shares	Value
Internet Software & Services — 2.5%
Alphabet, Inc., Class A(e)	7,325	$6,210,135
Alphabet, Inc., Class C(e)	7,440	6,171,926

		12,382,061
IT Services — 1.4%
Amdocs Ltd.	44,560	2,717,714
Cognizant Technology Solutions Corp., Class A(e)	72,076	4,289,964

		7,007,678
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc.	2,301	185,300
Machinery — 1.2%
Stanley Black & Decker, Inc.	35,294	4,689,514
WABCO Holdings, Inc.(e)	9,748	1,144,610

		5,834,124
Media — 2.0%
Comcast Corp., Class A	259,072	9,738,516
Metals & Mining — 0.6%
Rio Tinto PLC — ADR(f)	69,687	2,834,867
Multiline Retail — 0.0%
Kohl’s Corp.(f)	2,524	100,480
Multi-Utilities — 0.4%
Ameren Corp.	5,603	305,868
Public Service Enterprise Group, Inc.	39,004	1,729,827

		2,035,695
Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	15,373	953,126
BP PLC — ADR(f)	93,391	3,223,857
Chevron Corp.	58,815	6,314,967
Hess Corp.	22,883	1,103,189
Marathon Oil Corp.	57,622	910,428
Statoil ASA — ADR(f)	66,360	1,140,065
Suncor Energy, Inc.	94,950	2,919,713
TOTAL SA — ADR	40,148	2,024,262
Valero Energy Corp.	15,690	1,040,090

		19,629,697
Pharmaceuticals — 2.1%
Allergan PLC(e)	7,577	1,810,297
Mallinckrodt PLC	40,244	1,793,675
Merck & Co., Inc.	44,504	2,827,784
Mylan NV(e)	7,594	296,090
Pfizer, Inc.	59,245	2,026,771
Teva Pharmaceutical Industries Ltd. — ADR	47,641	1,528,800

		10,283,417
Professional Services — 0.5%
Robert Half International, Inc.	48,662	2,376,165
Road & Rail — 0.6%
Norfolk Southern Corp.	24,482	2,741,250
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	23,607	918,312
Intel Corp.	119,951	4,326,633
Lam Research Corp.	53,479	6,864,564
Qorvo, Inc.(f)	18,234	1,250,123

		13,359,632
Software — 3.4%
Activision Blizzard, Inc.	87,616	4,368,534
Dell Technologies, Inc., Class V	16,275	1,042,927
Microsoft Corp.	177,300	11,676,978

		17,088,439

Common Stocks		Shares	Value
Specialty Retail — 3.0%
Home Depot, Inc.		45,842	$6,730,981
Lowe’s Cos., Inc.		83,816	6,890,513
Urban Outfitters, Inc.(e)		51,430	1,221,977

			14,843,471
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.		111,204	15,975,567
Tobacco — 1.0%
Altria Group, Inc.		71,567	5,111,315
Total Common Stocks — 59.5%			296,870,867

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	38	38,363
4.75%, 10/07/44 (b)		8	8,346
Lockheed Martin Corp.:
3.55%, 1/15/26		43	43,703
3.60%, 3/01/35		30	28,600
4.50%, 5/15/36		17	18,055
4.07%, 12/15/42		9	8,835
4.70%, 5/15/46		29	31,411
Northrop Grumman Corp., 3.85%, 4/15/45		43	40,480
Rockwell Collins, Inc., 3.20%, 3/15/24		202	201,769
United Technologies Corp.:
1.78%, 5/04/18 (c)		166	165,953
4.15%, 5/15/45		45	45,103

			630,618
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		50	53,582
3.90%, 2/01/35		11	10,573
4.10%, 2/01/45		55	50,939
4.75%, 11/15/45		147	150,551
4.55%, 4/01/46		31	30,977
4.40%, 1/15/47		73	70,972

			367,594
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		91	92,479
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		89	87,422
Delta Air Lines, Inc., 2.88%, 3/13/20		444	447,594
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (b)		57	54,040
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		16	16,683

			698,218
Auto Components — 0.0%
Delphi Automotive PLC:
4.25%, 1/15/26		95	99,173
4.40%, 10/01/46		32	30,489

			129,662
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.81%, 1/09/24		379	380,209
Banks — 2.4%
Bank of America Corp.:
2.25%, 4/21/20		165	164,563
3.30%, 1/11/23		110	110,683
3.88%, 8/01/25		201	204,563

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
3.50%, 4/19/26	USD	230	$226,810
3.25%, 10/21/27		106	100,895
4.88%, 4/01/44		28	30,199
4.44%, 1/20/48 (a)		310	312,004
Barclays PLC, 4.95%, 1/10/47		200	199,783
BB&T Corp.:
2.45%, 1/15/20		92	92,939
2.75%, 4/01/22		740	744,523
Citigroup, Inc.:
1.80%, 2/05/18		205	205,105
2.50%, 9/26/18		208	209,859
2.50%, 7/29/19		285	287,572
2.90%, 12/08/21		1,050	1,054,005
3.50%, 5/15/23		66	66,479
3.88%, 3/26/25		53	52,653
3.89%, 1/10/28 (a)		184	184,820
4.13%, 7/25/28		88	86,535
4.75%, 5/18/46		230	227,212
Citizens Bank N.A., 2.25%, 3/02/20		277	276,602
Fifth Third Bank, 2.25%, 6/14/21		200	197,731
HSBC Holdings PLC:
2.65%, 1/05/22		477	470,925
4.04%, 3/13/28 (a)		200	202,164
ING Groep NV, 3.95%, 3/29/27		200	200,473
JPMorgan Chase & Co.:
2.20%, 10/22/19		111	111,538
2.75%, 6/23/20		29	29,378
2.55%, 10/29/20		171	171,762
2.97%, 1/15/23		570	569,547
3.88%, 9/10/24		186	188,526
3.90%, 7/15/25		104	107,502
3.20%, 6/15/26		91	88,357
4.25%, 10/01/27		65	66,594
3.78%, 2/01/28 (a)		390	393,680
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		229	230,496
Mizuho Financial Group, Inc., 2.95%, 2/28/22		672	672,241
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		383	377,469
Santander UK Group Holdings PLC, 2.88%, 8/05/21		215	212,202
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (b)		826	824,788
U.S. Bancorp, 2.95%, 7/15/22		135	136,290
Washington Mutual Bank:
0.00%, 5/01/09 (e)(g)		400	88,500
0.00%, 11/06/09 (e)(g)		100	22,125
Wells Fargo & Co.:
2.60%, 7/22/20		68	68,672
2.55%, 12/07/20		90	90,456
2.10%, 7/26/21		70	68,560
3.55%, 9/29/25		115	115,850
3.00%, 4/22/26		54	51,825
3.00%, 10/23/26		123	117,767
3.90%, 5/01/45		90	86,171
4.90%, 11/17/45		52	54,217
4.75%, 12/07/46		184	187,978
Westpac Banking Corp., 2.15%, 3/06/20		1,146	1,146,682

			12,188,270
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		208	209,564
3.30%, 2/01/23		140	142,494
4.70%, 2/01/36		65	68,767

Corporate Bonds		Par (000)	Value
Beverages (continued)
4.90%, 2/01/46	USD	402	$434,451
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		46	42,127
Molson Coors Brewing Co.:
5.00%, 5/01/42		31	32,702
4.20%, 7/15/46		49	45,884

			975,989
Biotechnology — 0.2%
AbbVie, Inc.:
2.50%, 5/14/20		100	100,682
2.90%, 11/06/22		103	102,614
4.50%, 5/14/35		55	54,621
Amgen, Inc.:
2.13%, 5/01/20		87	87,001
4.40%, 5/01/45		114	110,653
Gilead Sciences, Inc.:
2.35%, 2/01/20		25	25,196
2.50%, 9/01/23		60	58,050
3.65%, 3/01/26		25	25,227
4.60%, 9/01/35		29	29,876
4.80%, 4/01/44		79	81,602
4.50%, 2/01/45		39	38,474
4.75%, 3/01/46		57	58,140
4.15%, 3/01/47		94	87,662

			859,798
Building Products — 0.0%
Johnson Controls International PLC:
5.13%, 9/14/45		90	99,521
4.50%, 2/15/47		31	31,464

			130,985
Capital Markets — 0.8%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		152	153,126
2.05%, 5/03/21		427	421,369
Credit Suisse Group Funding Guernsey Ltd.,
2.75%, 3/26/20		250	250,379
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		297	300,349
2.00%, 4/25/19		48	47,911
2.60%, 4/23/20		144	144,811
2.75%, 9/15/20		71	71,588
2.63%, 4/25/21		103	102,718
2.35%, 11/15/21		254	248,763
3.50%, 1/23/25		94	93,638
3.75%, 5/22/25		89	90,097
3.50%, 11/16/26		300	293,285
4.80%, 7/08/44		10	10,560
Jefferies Group LLC, 6.50%, 1/20/43		30	32,542
Moody’s Corp., 2.75%, 12/15/21		117	116,818
Morgan Stanley:
2.80%, 6/16/20		243	245,948
2.63%, 11/17/21		652	647,703
3.75%, 2/25/23		164	169,363
3.70%, 10/23/24		119	120,710
4.00%, 7/23/25		55	56,713
3.88%, 1/27/26		64	64,851
4.38%, 1/22/47		310	310,224
State Street Corp., 2.65%, 5/19/26		158	151,366

			4,144,832
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35 (h)		55	52,702

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Dow Chemical Co.:
4.38%, 11/15/42	USD	32	$31,454
4.63%, 10/01/44		43	44,100
Eastman Chemical Co., 4.80%, 9/01/42		58	59,473
Monsanto Co., 3.60%, 7/15/42		48	40,755
Sherwin-Williams Co., 4.00%, 12/15/42		26	24,034

			252,518
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)		155	156,554
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		1	1,025
Waste Management, Inc., 3.90%, 3/01/35		62	61,575

			219,154
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		39	39,359
Juniper Networks, Inc., 3.30%, 6/15/20		79	80,803

			120,162
Construction Materials — 0.0%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (b)		200	200,218
Consumer Finance — 0.5%
American Express Credit Corp.:
1.13%, 6/05/17		311	311,012
2.25%, 8/15/19		119	119,938
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,377
3.75%, 7/28/26		50	48,419
Discover Financial Services, 4.10%, 2/09/27		187	187,063
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		500	499,993
2.15%, 1/09/18		200	200,508
General Motors Financial Co., Inc.:
2.63%, 7/10/17		250	250,705
3.10%, 1/15/19		43	43,694
3.70%, 11/24/20		117	120,464
3.20%, 7/06/21		202	202,766
4.00%, 1/15/25		100	100,501
Synchrony Financial:
2.60%, 1/15/19		90	90,703
2.70%, 2/03/20		52	52,209
4.50%, 7/23/25		92	94,414

			2,327,766
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.89%, 7/01/99		31	26,928
University of Southern California, 3.03%, 10/01/39		101	91,142
Wesleyan University, 4.78%, 7/01/16		79	73,152

			191,222
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		220	232,499
3.50%, 5/26/22		190	191,449
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		58	64,951
BP Capital Markets PLC, 2.24%, 5/10/19		141	141,876
Glencore Funding LLC, 4.00%, 3/27/27 (b)		210	207,321
Hyundai Capital America, 2.55%, 4/03/20 (b)		402	402,006
Shell International Finance BV:
4.13%, 5/11/35		134	135,021

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
3.63%, 8/21/42	USD	46	$41,510
Siemens Financieringsmaatschappij NV, 3.13%, 3/16/24 (b)		554	557,962
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)		310	314,442
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		15	14,770

			2,303,807
Diversified Telecommunication Services — 0.3%
AT&T Inc.:
3.80%, 3/01/24		120	121,844
5.25%, 3/01/37		125	127,432
6.38%, 3/01/41		45	51,411
4.30%, 12/15/42		17	15,115
4.75%, 5/15/46		120	111,970
Orange SA, 5.50%, 2/06/44		61	69,355
Telefonica Emisiones SAU, 4.10%, 3/08/27		173	174,221
Verizon Communications, Inc.:
4.40%, 11/01/34		68	64,348
5.25%, 3/16/37		203	209,876
3.85%, 11/01/42		55	46,049
4.86%, 8/21/46		315	302,841

			1,294,462
Electric Utilities — 0.2%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		48	43,515
Commonwealth Edison Co., 4.70%, 1/15/44		16	17,460
Emera U.S. Finance LP:
2.15%, 6/15/19		101	100,969
2.70%, 6/15/21		152	151,139
Exelon Corp.:
2.85%, 6/15/20		168	170,202
2.45%, 4/15/21		28	27,665
Great Plains Energy, Inc., 2.50%, 3/09/20		162	162,682
Puget Sound Energy, Inc., 4.30%, 5/20/45		93	97,195
Southern California Edison Co., 1.25%, 11/01/17		49	48,955
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		142	145,451

			965,233
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 4/01/24		59	59,080
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		110	111,385
Nabors Industries, Inc., 5.50%, 1/15/23 (b)		46	46,949
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		77	78,734

			237,068
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.30%, 2/15/21		71	71,997
3.45%, 9/15/21		82	83,479
3.50%, 1/31/23		19	19,112
5.00%, 2/15/24		19	20,519
4.40%, 2/15/26		14	14,483
Crown Castle International Corp.:
3.40%, 2/15/21		33	33,568
2.25%, 9/01/21		120	116,658

			359,816
Food & Staples Retailing — 0.0%
CVS Health Corp., 5.30%, 12/05/43		36	40,244
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		155	158,107

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
4.65%, 6/01/46	USD	6	$5,969

			204,320
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (b)		14	14,875
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories:
2.80%, 9/15/20		82	82,713
3.88%, 9/15/25		27	27,433
Becton Dickinson and Co.:
1.80%, 12/15/17		28	28,021
2.68%, 12/15/19		61	61,869
4.69%, 12/15/44		20	20,877
Boston Scientific Corp., 2.65%, 10/01/18		101	101,997
Medtronic, Inc.:
2.50%, 3/15/20		92	93,326
3.63%, 3/15/24		110	114,125
4.63%, 3/15/44		35	37,381
Stryker Corp., 4.63%, 3/15/46		23	23,651

			591,393
Health Care Providers & Services — 0.3%
Aetna, Inc.:
4.50%, 5/15/42		65	67,690
4.13%, 11/15/42		25	24,597
4.75%, 3/15/44		30	32,472
AmerisourceBergen Corp., 1.15%, 5/15/17		89	88,972
Anthem, Inc.:
1.88%, 1/15/18		287	287,219
2.30%, 7/15/18		194	194,863
Series A, 3.70%, 8/15/21		7	7,252
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	39,698
Catholic Health Initiatives, 4.35%, 11/01/42		30	25,577
Cigna Corp., 3.25%, 4/15/25		172	170,015
Express Scripts Holding Co., 1.25%, 6/02/17		98	97,962
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		85	85,448
New York & Presbyterian Hospital, 3.56%, 8/01/36		27	25,244
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	39,897
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		41	38,640
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	37,802
UnitedHealth Group, Inc.:
2.70%, 7/15/20		48	48,965
4.63%, 7/15/35		20	21,805
4.20%, 1/15/47		60	60,926

			1,395,044
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
4.70%, 12/09/35		23	24,101
4.60%, 5/26/45		9	9,148
4.88%, 12/09/45		27	28,717
4.45%, 3/01/47		84	84,280

			146,246
Household Durables — 0.0%
Newell Brands, Inc., 2.88%, 12/01/19		30	30,533
Independent Power and Renewable Electricity Producers — 0.0%
Genneia SA, 8.75%, 1/20/22 (b)		12	12,510
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		219	217,474

Corporate Bonds		Par (000)	Value
Industrial Conglomerates (continued)
General Electric Co., 4.50%, 3/11/44	USD	114	$122,641
Roper Technologies, Inc., 2.80%, 12/15/21		71	71,080

			411,195
Insurance — 0.3%
Allstate Corp., 4.20%, 12/15/46		69	69,774
American International Group, Inc.:
3.75%, 7/10/25		79	78,559
3.88%, 1/15/35		22	20,103
4.50%, 7/16/44		61	58,211
Aon PLC, 4.75%, 5/15/45		109	108,878
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26		19	19,545
4.35%, 1/30/47		27	27,345
Metropolitan Life Global Funding I, 1.30%, 4/10/17		646	646,012
Principal Financial Group, Inc., 4.30%, 11/15/46		100	100,645
Prudential Financial, Inc., 4.60%, 5/15/44		105	110,766
Travelers Cos., Inc., 4.60%, 8/01/43		75	81,539
XLIT Ltd., 2.30%, 12/15/18		99	99,627

			1,421,004
IT Services — 0.1%
Everett Spinco, Inc., 2.88%, 3/27/20 (b)		63	63,528
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		13	13,509
4.50%, 8/15/46		199	192,056
Total System Services, Inc., 4.80%, 4/01/26		162	174,382
Visa, Inc., 4.15%, 12/14/35		51	53,355

			496,830
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	16,592
Media — 0.5%
21st Century Fox America, Inc.:
4.75%, 9/15/44		42	42,418
4.95%, 10/15/45		12	12,420
CBS Corp., 2.30%, 8/15/19		107	107,413
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		225	237,269
4.91%, 7/23/25		39	41,210
6.38%, 10/23/35		76	86,393
6.48%, 10/23/45		227	261,353
Comcast Corp.:
3.38%, 8/15/25		91	91,817
4.25%, 1/15/33		35	36,035
4.40%, 8/15/35		113	117,127
4.75%, 3/01/44		159	167,745
4.60%, 8/15/45		54	55,835
3.40%, 7/15/46		42	35,937
Discovery Communications LLC:
3.80%, 3/13/24		157	155,665
4.88%, 4/01/43		95	86,056
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		72	74,994
3.75%, 2/15/23		60	60,872
NBCUniversal Media LLC, 4.45%, 1/15/43		55	55,365
Time Warner Cable LLC:
5.00%, 2/01/20		89	94,658
4.13%, 2/15/21		106	110,275
4.00%, 9/01/21		25	25,915

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.50%, 9/01/41	USD	29	$29,741
4.50%, 9/15/42		9	8,157
Time Warner, Inc.:
2.10%, 6/01/19		143	143,228
3.60%, 7/15/25		64	63,281
4.85%, 7/15/45		78	75,861
Viacom, Inc.:
2.75%, 12/15/19		71	71,519
4.50%, 3/01/21		90	94,949
2.25%, 2/04/22		101	96,939
3.45%, 10/04/26		37	35,193
5.25%, 4/01/44		40	39,231

			2,614,871
Metals & Mining — 0.1%
Barrick Gold Corp., 5.25%, 4/01/42		59	64,150
Newmont Mining Corp.:
3.50%, 3/15/22		120	123,392
4.88%, 3/15/42		90	89,946
Nucor Corp., 5.20%, 8/01/43		41	46,598
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		70	69,587

			393,673
Multi-Utilities — 0.1%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		35	38,344
Consumers Energy Co., 3.95%, 5/15/43		46	46,224
Dominion Gas Holdings LLC, 4.60%, 12/15/44		54	54,147
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	20,870
4.30%, 3/15/45		46	47,359
Virginia Electric & Power Co.:
3.50%, 3/15/27		150	153,084
4.45%, 2/15/44		26	27,431
4.20%, 5/15/45		28	28,517

			415,976
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		61	78,359
4.50%, 7/15/44		30	28,299
Apache Corp., 4.25%, 1/15/44		53	49,714
Devon Energy Corp., 5.60%, 7/15/41		96	101,524
Energy Transfer Partners LP, 6.13%, 12/15/45		115	123,038
Enterprise Products Operating LLC:
5.10%, 2/15/45		23	24,023
4.90%, 5/15/46		95	97,239
EOG Resources, Inc.:
4.15%, 1/15/26		52	54,324
3.90%, 4/01/35		30	28,718
Exxon Mobil Corp.:
1.82%, 3/15/19		84	84,319
4.11%, 3/01/46		65	66,823
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		85	86,382
3.95%, 9/01/22		100	102,164
Kinder Morgan, Inc.:
3.05%, 12/01/19		40	40,674
5.05%, 2/15/46		70	67,950
MPLX LP, 5.20%, 3/01/47		35	35,219
Noble Energy, Inc., 5.05%, 11/15/44		58	59,310
Petro-Canada, 6.80%, 5/15/38 (h)		50	64,265
Pioneer Natural Resources Co., 4.45%, 1/15/26		30	31,575
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		70	72,107

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23	USD	100	$108,490
4.20%, 3/15/28 (b)		78	77,049
Spectra Energy Partners LP, 4.50%, 3/15/45		110	102,766
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		21	20,290
5.35%, 5/15/45		30	29,266
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		59	59,060
2.50%, 8/01/22		70	68,934
Williams Partners LP, 4.00%, 9/15/25		160	160,674

			1,922,555
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		67	84,829
Pharmaceuticals — 0.3%
Actavis Funding SCS:
2.35%, 3/12/18		195	195,850
3.00%, 3/12/20		316	321,393
3.80%, 3/15/25		440	444,014
4.75%, 3/15/45		200	200,856
Mylan NV, 5.25%, 6/15/46		41	41,986
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		56	56,902
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		138	131,074

			1,392,075
Real Estate Management & Development — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 3/23/27 (b)		200	201,034
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		16	15,979
4.70%, 9/01/45		11	11,951
4.13%, 6/15/47		200	199,436
CSX Corp., 4.25%, 11/01/66		63	57,169
Norfolk Southern Corp.:
6.00%, 5/23/11		73	84,621
4.45%, 6/15/45		62	64,496
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		139	133,620
Union Pacific Corp.:
3.38%, 2/01/35		34	32,787
3.88%, 2/01/55		37	34,482
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		60	58,444

			692,985
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.:
3.90%, 12/15/25		19	19,462
3.50%, 12/05/26		220	217,883
5.30%, 12/15/45		18	19,926
Applied Materials, Inc.:
3.30%, 4/01/27		112	112,445
4.35%, 4/01/47		66	66,817
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		545	544,934
3.00%, 1/15/22 (b)		867	865,895
3.63%, 1/15/24 (b)		483	486,560
Lam Research Corp.:
2.75%, 3/15/20		60	60,697
2.80%, 6/15/21		80	80,292

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 4.80%, 5/20/45	USD	41	$42,566

			2,517,477
Software — 0.2%
Microsoft Corp.:
3.50%, 2/12/35		69	66,388
3.70%, 8/08/46		424	398,013
4.25%, 2/06/47		310	317,765
Oracle Corp.:
3.25%, 5/15/30		98	96,706
4.00%, 7/15/46		121	115,436
4.38%, 5/15/55		38	37,113

			1,031,421
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
3.00%, 2/09/24		138	139,185
3.45%, 2/09/45		44	39,219
4.65%, 2/23/46		306	328,339
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (b)		120	154,980
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		205	207,470
3.85%, 10/15/20		101	103,866
HP, Inc., 3.75%, 12/01/20		21	21,851
Seagate HDD Cayman, 5.75%, 12/01/34		3	2,715

			997,625
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		70	70,420
3.25%, 6/12/20		30	30,782

			101,202
Trading Companies & Distributors — 0.1%
Air Lease Corp.:
3.00%, 9/15/23		209	204,237
3.63%, 4/01/27		103	100,111
GATX Corp.:
2.60%, 3/30/20		67	67,884
3.85%, 3/30/27		43	42,658

			414,890
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., 5.00%, 3/15/44		20	21,504
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		281	280,297
Vodafone Group PLC, 4.38%, 2/19/43		60	54,859

			356,660
Total Corporate Bonds — 9.4%			46,914,496

Foreign Government Obligations		Par (000)	Value
Argentina — 0.0%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		27	28,181
YPF SA:
8.88%, 12/19/18 (b)		33	35,904
8.50%, 3/23/21 (b)		6	6,574
8.50%, 7/28/25		3	3,254

			73,913

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.1%
Petrobras Global Finance BV:
5.75%, 1/20/20	USD	12	$12,600
4.88%, 3/17/20		12	12,307
5.38%, 1/27/21		230	236,095
8.38%, 5/23/21		222	250,749
8.75%, 5/23/26		6	6,945
7.38%, 1/17/27		14	14,801
6.85%, 6/05/15		12	10,695

			544,192
Mexico — 0.0%
Petroleos Mexicanos, 6.50%, 3/13/27 (b)		134	144,151
Total Foreign Agency Obligations — 0.1%			762,256

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina:
6.25%, 4/22/19 (b)		303	319,665
5.63%, 1/26/22 (b)		173	177,152
7.82%, 12/31/33	EUR	41	46,339

			543,156
Brazil — 0.0%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21 (i)	BRL	—	154,718
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24	USD	480	493,920
Hungary — 0.0%
Republic of Hungary, 5.38%, 3/25/24		140	155,811
Indonesia — 0.0%
Republic of Indonesia, 3.38%, 4/15/23 (b)		200	199,745
Kuwait — 0.0%
State of Kuwait, 2.75%, 3/20/22 (b)		200	200,410
Lebanon — 0.0%
Lebanese Republic, 6.85%, 3/23/27		87	88,740
Mexico — 0.2%
United Mexican States:
4.75%, 6/14/18	MXN	36	188,258
4.15%, 3/28/27	USD	832	846,144
5.75%, 10/12/10		20	19,900

			1,054,302
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		200	204,250
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25		150	194,250
Russia — 0.3%
Russian Federation:
7.50%, 8/18/21	RUB	35,146	616,350
7.75%, 9/16/26		4,406	77,547
8.15%, 2/03/27		22,109	402,878
7.05%, 1/19/28		15,036	250,943

			1,347,718
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26	USD	200	200,900

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Foreign Government Obligations		Par (000)	Value
Turkey — 0.1%
Republic of Turkey:
7.00%, 6/05/20	USD	117	$127,662
8.80%, 9/27/23	TRY	330	82,444

			210,106
United Kingdom — 1.0%
United Kingdom Gilt, 0.50%, 7/22/22	GBP	3,998	4,996,700
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 10/27/27	USD	140	146,160
Total Foreign Government Obligations — 2.0%			10,190,886

Investment Companies		Shares
iShares Core U.S. Aggregate Bond ETF (j)		162,425	17,621,488
iShares iBoxx $ High Yield Corporate Bond ETF (j)		19,800	1,738,044
Total Investment Companies — 3.9%			19,359,532

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 8/25/64 (b)(c)	USD	93	93,392
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 1.58%, 10/25/46 (a)		87	68,765
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (b)(c)		76	75,387
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(c)		31	30,664
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.62%, 9/27/46 (a)(b)		158	158,774
Series 2016-3, Class 4A, 3.37%, 4/27/47 (a)(b)		89	89,618
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)		187	187,638
COLT LLC, Series 2015-1, Class A1V, 3.98%, 12/26/45 (a)(b)		34	33,535
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 1.08%, 1/25/36 (a)		35	30,570
Series 2006-OA21, Class A1, 1.17%, 3/20/47 (a)		1,227	848,291
Series 2007-OA3, Class 1A1, 1.12%, 4/25/47 (a)		52	44,214
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.60%, 4/25/46 (a)		74	36,654
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)		155	155,620
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 1.48%, 1/27/37 (a)(b)		18	37,631
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.64%, 3/25/36 (a)		13	10,604
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)		48	42,143
Series 2006-RP1, Class 1AF1, 1.33%, 1/25/36 (a)(b)		35	29,016

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.58%, 11/25/34 (a)	USD	30	$29,375
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 1.19%, 3/25/37 (a)		75	56,216
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 2.78%, 2/01/22 (a)(b)		217	214,070
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.78%, 11/01/20 (a)(b)		31	30,522
Series 2015-10, Class A2, 4.28%, 11/01/20 (a)(b)		110	109,863
Series 2016-2, Class A, 2.78%, 3/01/21 (a)(b)		234	233,395
Series 2016-5, Class A1, 2.78%, 11/01/21 (a)(b)		173	173,555
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.36%, 6/26/47 (a)(b)		89	81,877
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.30%, 11/26/35 (b)(c)		100	89,877
RALI Series Trust, Series 2006-QO6, Class A2, 1.01%, 6/25/46 (a)		36	15,456
RALI Trust, Series 2007-QH6, Class A1, 1.17%, 7/25/37 (a)		54	46,201
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		37	31,853

			3,084,776
Commercial Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		11	11,372
Series 2007-2, Class AM, 5.70%, 4/10/49 (a)		4	4,066
Series 2007-3, Class AJ, 5.63%, 6/10/49 (a)		10	10,035
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		130	132,649
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.97%, 2/15/28 (a)(b)		100	98,423
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (b)		100	101,604
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, 1.34%, 4/25/36 (a)(b)		20	17,206
Series 2006-3A, Class A2, 1.28%, 10/25/36 (a)(b)		28	24,911
Series 2007-4A, Class A1, 1.43%, 9/25/37 (a)(b)		97	84,688
Series 2007-5A, Class A3, 1.78%, 10/25/37 (a)(b)		81	78,611
Series 2008-4, Class A3, 3.73%, 7/25/38 (a)(b)		68	70,268
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.70%, 6/11/40 (a)		41	40,954
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)		130	130,204
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (b)		100	98,939
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		100	96,507

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	USD	10	$9,797
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)		206	205,908
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.27%, 2/15/33 (a)(b)		9	8,888
Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		80	80,226
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.16%, 4/15/30 (a)(b)		100	100,000
Series 2017-SKY, Class E, 4.21%, 2/15/19 (a)(b)		100	100,000
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)		190	172,661
Series 2014-GC19, Class A4, 4.02%, 3/10/47		60	63,550
Series 2016-C1, Class C, 4.95%, 5/10/49 (a)		30	29,566
Series 2017-P7, Class A4, 3.71%, 3/14/27 (a)		60	61,797
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		220	224,266
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		138	140,698
Series 2017-CD3, Class A4, 3.63%, 2/10/50 (a)		10	10,303
COMM Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/47		87	92,178
Series 2014-CR17, Class A5, 3.98%, 5/10/47		123	129,781
Series 2014-CR18, Class A4, 3.55%, 5/15/24		10	10,272
Series 2014-LC15, Class A4, 4.01%, 4/10/47		20	21,129
Series 2015-CR23, Class C, 4.26%, 4/10/25		10	9,154
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.55%, 12/10/49 (a)(b)		165	162,890
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		4	3,933
Series 2014-CR19, Class A5, 3.80%, 8/10/24		30	31,386
Series 2014-TWC, Class B, 2.48%, 2/13/17 (a)(b)		100	100,501
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		110	105,962
Series 2015-CR25, Class C, 4.55%, 8/10/48 (a)		110	107,808
Core Industrial Trust, Series 2015-TEXW, Class F, 3.85%, 2/10/34 (a)(b)		100	95,468
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.31%, 11/15/33 (a)(b)		100	100,813
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.98%, 7/20/46 (a)		200	104,528
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.21%, 11/12/43 (a)(b)		20	19,921
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.06%, 2/15/41 (a)		44	44,481

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21	USD	460	$460,277
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		100	104,642
Deutsche Bank JPMorgan Mortgage Trust,
Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		73	56,360
Deutsche Bank Re-REMIC Trust,
Series 2011-C32, Class A3A, 5.21%, 6/17/49 (a)(b)		31	31,272
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		30	29,280
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		350	342,988
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.93%, 9/10/47		20	21,035
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-LD11, Class A4, 5.84%, 5/15/17 (a)		62	61,538
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		14	13,847
Series 2014-C21, Class A5, 3.77%, 6/15/24		30	31,265
Series 2014-C22, Class A4, 3.80%, 9/15/47		10	10,368
Series 2014-CBM, Class E, 4.76%, 10/15/29 (a)(b)		100	100,695
Series 2014-FL6, Class A, 2.31%, 11/15/31 (a)(b)		32	32,472
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		100	102,121
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.23%, 3/25/37 (a)(b)		38	34,678
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.57%, 9/15/28 (a)(b)		57	57,774
Series 2015-LSP, Class D, 4.77%, 9/15/28 (a)(b)		179	181,636
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (a)		130	130,318
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50 (a)		35	34,607
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		50	52,589
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		65	48,066
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.41%, 3/15/44		34	33,457
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		24	23,642
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.82%, 4/15/32 (a)(b)		35	34,717
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		93	90,896
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 2.58%, 10/25/46 (a)		95	95,468
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.12%, 6/15/29 (a)(b)		100	100,332

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.52%, 1/15/27 (a)(b)	USD	300	$293,561
Series 2015-C27, Class C, 3.89%, 2/15/48 (a)		47	41,243
Series 2015-C31, Class D, 3.85%, 11/15/48 (a)		10	7,277
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 7/15/24		30	31,060
WF-RBS Commercial Mortgage Trust 2014-C22, 3.77%, 9/15/24 (a)		120	109,975

			6,147,758
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 2/15/50 (a)		1,000	53,430
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		1,000	72,830
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		4,250	174,767
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.77%, 5/10/58 (a)		127	14,588
Series 2016-C4, Class XB, 0.73%, 5/10/58 (a)		120	6,736
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.05%, 2/10/50		300	23,761
Commercial Mortgage Pass-Through Certificates:
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		2,522	17,654
Series 2016-DC2, Class XA, 1.07%, 2/10/26 (a)		229	15,792
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		1,000	33,433
GS Mortgage Securities Trust:
Series 2016-GS3, Class XA, 1.28%, 10/10/49 (a)		998	87,830
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (a)		1,000	67,002
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C28, Class XA, 1.19%, 10/15/48 (a)		989	57,171
Series 2015-C33, Class XA, 1.04%, 12/15/48 (a)		415	27,418
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		1,800	100,080
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (a)(b)		1,000	58,465
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.14%, 12/15/47 (a)		123	6,682
Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		100	6,296
One Market Plaza Trust, Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (a)(b)		1,000	6,570
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (a)		984	55,799
Series 2016-C33, 1.81%, 3/17/59 (a)		397	43,227
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.09%, 11/15/45 (a)(b)		225	16,379

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-C24, Class XA, 0.97%, 11/15/47 (a)	USD	1,090	$55,217

			1,001,127
Total Non-Agency Mortgage-Backed Securities — 2.0%			10,233,661

Other Interests (k)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (e)(g)		130	—
Lehman Brothers Holdings, Inc. (e)(g)		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.0%
Bank of New York Mellon Corp., Series F, 4.63% (a)(l)		137	131,520
State Street Corp., 2.13%, 6/15/37 (a)		28	24,535

			156,055
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(l)		80	84,000
Viacom, Inc., 6.25%, 2/28/57 (a)		90	90,720

			174,720
Total Capital Trusts — 0.1%			330,775

Trust Preferreds
Banks — 0.1%
Citigroup Capital XIII, 7.41%, 10/30/40 (a)		16,773	447,000

Total Preferred Securities — 0.2%			777,775

Taxable Municipal Bonds		Par (000)	Value
American Municipal Power, Inc. RB, 6.45%, 2/15/44		15	18,895
Arizona Health Facilities Authority RB, 1.48%, 1/01/37 (a)		40	34,808
Bay Area Toll Authority RB:
6.92%, 4/01/40		80	108,273
7.04%, 4/01/50		115	165,459
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		40	43,414
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		80	76,547
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		20	22,929
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/35-10/01/36		20	23,538
California State Public Works Board RB, 8.36%, 10/01/34		40	57,644
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		10	10,952

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Taxable Municipal Bonds		Par (000)	Value
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41	USD	20	$22,571
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		45	62,335
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		25	25,029
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		45	56,417
Clark County School District GO, 5.00%, 6/15/23-6/15/28		85	99,703
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		10	10,574
Commonwealth Financing Authority RB, 4.14%, 6/01/38		50	48,410
Commonwealth of Massachusetts GO, 5.00%, 7/01/28		15	18,574
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (e)(g)		715	444,194
Contra Costa Community College District GO, 6.50%, 8/01/34		25	32,400
County of Clark, NV RB, 5.00%, 7/01/28		20	24,524
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		50	47,979
5.00%, 10/01/38		45	49,371
County of Miami-Dade, FL GO, 5.00%, 7/01/35		20	22,776
District of Columbia RB, 5.59%, 12/01/34		50	61,023
Golden State Tobacco Securitization Corp. RB:
5.75%, 6/01/47		15	14,998
5.13%, 6/01/47		75	73,561
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	15,092
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		5	5,754
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		15	17,183
Horry County School District, SC GO, 5.00%, 3/01/24-3/01/25		35	41,935
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		10	10,535
Los Angeles Community College District GO, 6.60%, 8/01/42		50	69,248
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	42,008
Los Angeles Unified School District GO, 6.76%, 7/01/34		60	80,394
Massachusetts Clean Water Trust RB, 5.00%, 2/01/27-2/01/28		40	48,582
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		20	21,837
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		30	39,865
6.81%, 11/15/40		55	73,996
5.00%, 11/15/42		30	34,385
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	42,433
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		30	32,023
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		30	31,970
Municipal Electric Authority of Georgia RB:
5.00%, 1/01/20		30	32,488
6.64%, 4/01/57		45	51,169
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	94,982
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/29		20	21,136

Taxable Municipal Bonds		Par (000)	Value
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40	USD	20	$22,571
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		25	23,256
5.00%, 8/01/31		10	11,688
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	45,408
5.38%, 6/15/43		215	242,410
5.50%, 6/15/43		255	289,137
5.88%, 6/15/44		50	64,513
5.00%, 6/15/47		50	56,741
New York State Dormitory Authority RB:
5.00%, 2/15/27-3/15/32		60	70,849
5.39%, 3/15/40		50	59,681
New York State Urban Development Corp. RB, 5.00%, 3/15/25-3/15/27		25	30,164
New York Transportation Development Corp. RB, 5.25%, 1/01/50		75	80,435
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	101,400
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		25	27,016
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		65	73,884
4.46%, 10/01/62		60	62,653
4.81%, 10/15/65		30	32,953
Port of Seattle, WA GO, 5.00%, 1/01/42		30	34,681
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		75	97,500
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		30	34,396
South Carolina Public Service Authority RB:
2.39%, 12/01/23		56	51,625
5.00%, 12/01/49-12/01/50		60	62,397
5.50%, 12/01/54		20	21,513
State of California GO:
5.00%, 9/01/27		25	29,990
7.50%, 4/01/34		60	84,890
7.55%, 4/01/39		30	43,948
7.30%, 10/01/39		15	21,060
7.35%, 11/01/39		30	42,372
7.60%, 11/01/40		160	238,701
State of Georgia GO, 5.00%, 7/01/26		15	18,540
State of Illinois GO, 5.10%, 6/01/33		170	154,882
State of Maryland GO, 5.00%, 3/15/28-3/15/31		60	72,821
State of Washington GO, 5.00%, 7/01/28-8/01/30		85	100,508
State of Wisconsin GO, 5.00%, 5/01/24-5/01/25		60	72,168
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		25	26,394
Tobacco Settlement Financing Corp. RB, 5.00%, 6/01/41		30	29,174
University of California RB, 4.86%, 5/15/12		50	49,373
University of Houston RB, 5.00%, 2/15/33-2/15/36		130	148,088
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		20	23,187
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		120	134,978

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Taxable Municipal Bonds		Par (000)	Value
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44	USD	10	$10,822
Total Taxable Municipal Bonds — 1.1%			5,382,680

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-C01, Class M2, 6.23%, 10/25/23 (a)		590	673,368
Series 2017-C01, Class 1B1, 6.73%, 7/25/29 (a)		30	31,340
Series 2017-C01, Class 1M2, 4.53%, 7/25/29 (a)		70	70,847
Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (a)		62	62,099
Freddie Mac:
Series 2017-DNA1, Class M2, 4.23%, 7/25/29 (a)		250	249,541
Series 2017-HQA1, Class M2, 4.53%, 8/25/29 (a)		260	260,143

			1,347,338
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series K034, Class A2, 3.53%, 7/25/23 (a)		20	21,113
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class X2, 0.13%, 8/25/24 (a)		4,887	45,107
Freddie Mac:
Series K056, Class X1, 1.39%, 5/25/26 (a)		189	17,223
Series K718, Class X1, 0.65%, 1/25/22 (a)		192	4,993
Ginnie Mae:
Series 2012-120, Class IO, 0.80%, 2/16/53 (a)		981	49,709
Series 2014-172, Class IO, 0.95%, 1/16/49 (a)		381	19,275
Series 2014-40, Class AI, 1.00%, 2/16/39		327	7,948
Series 2014-52, Class AI, 0.83%, 8/16/41		230	5,698
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		120	9,473
Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		139	12,520
Series 2016-87, Class IO, 1.01%, 8/16/58 (a)		188	14,450

			186,396
Mortgage-Backed Securities — 16.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-4/01/32 (m)		2,110	2,112,948
3.00%, 4/01/29-4/01/47 (m)		22,142	22,069,150
3.40%, 6/01/41 (a)		94	98,758
3.50%, 7/01/26-4/01/47 (m)		16,507	16,962,967
3.51%, 9/01/41 (a)		67	69,960
3.52%, 3/01/41 (a)		22	22,641
4.00%, 2/01/25-4/01/47 (m)		5,400	5,700,923
4.50%, 2/01/25-4/01/47 (m)		2,043	2,190,331
5.00%, 6/01/39-4/01/47 (m)		1,429	1,563,241
5.50%, 2/01/35-4/01/41		939	1,049,967
6.00%, 12/01/27-4/01/47 (m)		858	973,423
6.50%, 5/01/40		174	195,301

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/32 (m)	USD	1,109	$1,110,815
3.00%, 1/01/30-4/01/47 (m)		5,858	5,847,816
3.50%, 4/01/32-4/01/47 (m)		3,868	3,968,003
3.64%, 2/01/41 (a)		75	79,318
4.00%, 8/01/40-4/01/47 (m)		1,896	1,994,270
4.50%, 2/01/39-4/01/47 (m)		772	830,228
5.00%, 10/01/41-11/01/41		393	429,070
5.50%, 6/01/41		164	181,657
6.00%, 1/01/34		105	118,773
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (m)		4,301	4,338,549
3.50%, 12/20/41-4/15/47 (m)		5,986	6,212,882
4.00%, 7/20/39-4/15/47 (m)		2,608	2,760,380
4.50%, 12/20/39-11/20/44		1,677	1,803,904
5.00%, 12/15/38-7/20/42		263	290,195
5.50%, 4/15/46 (m)		295	328,387
7.50%, 3/15/32		4	4,687

			83,308,544
Total U.S. Government Sponsored Agency Securities — 17.0%			84,863,391

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.13%, 3/31/24		434	431,440
2.25%, 8/15/46		1,409	1,192,476
2.88%, 11/15/46		1,215	1,179,270
3.00%, 2/15/47 (n)		2,021	2,013,815
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		2,139	2,161,658
0.38%, 1/15/27		919	914,946
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19		1,128	1,125,598
1.25%, 3/31/19		1,360	1,359,735
1.38%, 1/15/20-2/15/20 (n)		8,185	8,162,455
1.63%, 3/15/20		2,717	2,726,765
1.88%, 1/31/22-2/28/22		674	672,539
2.25%, 1/31/24		643	645,009
2.13%, 2/29/24		650	646,496
1.50%, 8/15/26		1,634	1,511,960
2.00%, 11/15/26		1,556	1,503,121
Total U.S. Treasury Obligations — 5.3%			26,247,283
Total Long-Term Investments (Cost — $457,291,470) — 104.2%			519,878,060

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 2.2% (o)
Barclays Bank PLC, 0.00% (Purchased on 3/22/17 to be repurchased at GBP 2,687,286, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 2,698,000 and $3,371,960, respectively)		2,687	3,366,892

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)(o)
Barclays Bank PLC, 0.00% (Purchased on 3/24/17 to be repurchased at GBP 780,792, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 630,000 and $982,580, respectively)	USD	781	$978,252
Barclays Bank PLC, 0.00%, 4/24/17 (Purchased on 3/31/17 to be repurchased at GBP 1,296,777, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 1,300,000 and $1,624,740, respectively)		1,297	1,624,728
Barclays Bank PLC, 0.14%, Open (Purchased on 1/20/17 to be repurchased at GBP 747,822, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 610,000 and $951,387, respectively)		748	936,674
Barclays Bank PLC, 0.17%, Open (p) (Purchased on 10/18/16 to be repurchased at GBP 660,710, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 530,000 and $826,615, respectively)		660	827,149
BNP Paribas Securities Corp., 0.04%, Open (p) (Purchased on 12/01/16 to be repurchased at GBP 701,896, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 580,000 and $904,597, respectively)		702	879,283
BNP Paribas Securities Corp., 0.16%, Open (Purchased on 1/20/17 to be repurchased at GBP 744,435, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 610,000 and $951,387, respectively)		744	932,406
Deutsche Bank Securities, Inc., 0.80% (Purchased on 3/31/17 to be repurchased at $606,757, collateralized by U.S. Treasury Notes, 1.88% due at 3/31/22, par and fair value of USD 609,000 and $607,430, respectively)		607	606,716
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.60% (Purchased on 3/31/17 to be repurchased at $665,462, collateralized by U.S. Treasury Notes, 2.25% due at 2/15/27, par and fair value of USD 673,000 and $664,404, respectively)		665	665,429

			10,817,529

Certificates of Deposit		Par (000)	Value
Domestic — 0.1%
Wells Fargo Bank N.A., 1.64%, 9/22/17 (a)	USD	410	410,875
Yankee — 0.6% (h)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (a)		480	480,856
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (a)		480	480,806

Certificates of Deposit		Par (000)	Value
Yankee (continued)(h)
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (a)	USD	480	$480,987
Credit Suisse AG, New York, 1.82%, 8/16/17 (a)		240	240,432
Credit Suisse AG, New York, 1.83%, 8/24/17 (a)		200	200,380
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (a)		480	480,799
Sumitomo Mitsui Banking Corp., New York, 1.67%, 8/18/17 (a)		245	245,437
Toronto-Dominion Bank, New York, 1.54%, 8/15/17 (a)		470	470,848
UBS AG, Stamford, 1.53%, 9/01/17		210	210,302

			3,290,847

Total Certificates of Deposit — 0.7%			3,701,722

Commercial Paper
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (a)(q)		240	240,256
BPCE SA, 1.49%, 8/14/17 (q)		470	467,820
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (q)		470	467,856
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (a)(q)		480	480,509
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (a)(q)		240	240,273

Total Commercial Paper — 0.4%			1,896,714

Money Market Funds		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (j)(r)		10,248,734	10,248,734
SL Liquidity Series, LLC, Money Market Series, 1.11% (j)(r)(s)		8,569,137	8,569,994

Total Short-Term Securities (Cost — $35,166,970) — 7.1%			35,234,693

Options Purchased
(Cost — $122,546) — 0.0%			77,412
Total Investments Before Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $492,580,986*) — 111.3%			555,190,165

Borrowed Bonds		Par (000)
Foreign Government Obligations — (1.9)%
United Kingdom Gilt, 0.50%, 7/22/22		3,998	(4,996,700)
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 3/22/26		2,960	(4,616,566)

			(9,613,266)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.3)%
U.S. Treasury Notes:
1.88%, 3/31/22	USD	609	$(607,430)
2.25%, 2/15/27		673	(664,404)

			(1,271,834)
(Proceeds — $10,745,383) — (2.2)%			(10,885,100)

Investments Sold Short
U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 2.25%, 2/15/27		18	(17,770)
(Proceeds — $17,643) — (0.0)%			(17,770)

Options Written
(Premiums Received — $ 10,242) — (0.0)%			(9,435)

TBA Sale Commitments (m)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32	USD	870	$(870,408)
3.00%, 4/01/32-4/01/47		13,788	(13,676,713)
3.50%, 4/01/32-4/01/47		9,953	(10,218,633)
4.00%, 4/01/32-4/01/47		3,042	(3,185,482)
4.50%, 4/01/47		510	(546,816)
5.00%, 4/01/47		554	(605,337)
5.50%, 4/01/47		528	(586,520)
6.00%, 4/01/47		560	(632,931)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47		1,621	(1,605,733)
3.50%, 4/01/47		201	(205,554)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/47		1,046	(1,084,416)
4.00%, 4/01/47		425	(448,873)
4.50%, 4/15/47		669	(714,315)
Total TBA Sale Commitments (Proceeds — $34,202,048) — (6.9)%			(34,381,731)
Total Investments Net of Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments — 102.2%			509,896,129
Liabilities in Excess of Other Assets — (2.2)%			(10,849,673)

Net Assets — 100.0%			$499,046,456

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$493,795,660

Gross unrealized appreciation	$68,113,980
Gross unrealized depreciation	(6,702,943)

Net unrealized appreciation	$61,411,037

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Security, or a portion of the security, is on loan.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Issuer is a U.S. branch of a foreign domiciled bank.

(i)	Amount is less than $500.

(j)	During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,049,913	—	(5,801,179)[2]	10,248,734	$10,248,734	$17,660		—	—
iShares Core U.S. Aggregate Bond ETF	209,199	—	(46,774)	162,425	17,621,488	91,698		$(250,701)	$288,848
iShares iBoxx $ High Yield Corporate Bond ETF	—	19,800	—	19,800	1,738,044	—		—	30,441
SL Liquidity Series, LLC, Money Market Series	9,007,190	—	(438,053)[2]	8,569,137	8,569,994	8,739	[3]	—	59
Total					$38,178,260	$118,097		$(250,701)	$319,348

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Perpetual security with no stated maturity date.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(3,262,335)	$(8,974)
BNP Paribas Securities Corp.	$(582,207)	$(7,797)
Citigroup Global Markets, Inc.	$(783,255)	$(185)
Credit Suisse Securities (USA) LLC	$(952,223)	$(2,912)
Deutsche Bank Securities, Inc.	$313,195	$(367)
Goldman Sachs & Co.	$3,592,094	$7,339
J.P. Morgan Securities LLC	$(3,064,203)	$1,174
Jefferies LLC	$1,326,867	$14,711
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$790,670	$10,814
Mizuho Securities USA, Inc.	$940,620	$9,963
Morgan Stanley & Co. LLC	$2,356,871	$23,193
Nomura Securities International, Inc.	$524,521	$2,188
RBC Capital Markets, LLC	$(1,748,618)	$(14,214)
Wells Fargo Securities, LLC	$937,589	$(4,938)

(n)	All or a portion of the security has been pledged in connection with outstanding futures contracts.

(o)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(p)	The amount to be repurchased assumes the maturity will be the day after the period end.

(q)	Rates are discount rates or a range of discount rates at the time of purchase.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
48	CAC 40 10 Euro Index	April 2017	USD	2,619,471	$ 71,529
8	DAX Index	June 2017	USD	2,630,630	69,273
46	Euro Currency	June 2017	USD	6,165,150	66,803
(6)	Euro-Bund	June 2017	USD	1,033,220	7,857
29	Long Gilt British	June 2017	USD	4,635,493	62,379
(94)	S&P 500 E-Mini Index	June 2017	USD	11,088,240	58,733
19	U.S. Treasury Bonds (30 Year)	June 2017	USD	2,866,031	(4,173)
(1)	U.S. Treasury Notes (10 Year)	June 2017	USD	124,563	108
71	U.S. Treasury Notes (10 Year)	June 2017	USD	8,843,938	(30,062)
51	U.S. Treasury Notes (2 Year)	June 2017	USD	11,039,109	3,448
90	U.S. Treasury Notes (5 Year)	June 2017	USD	10,595,391	57,355
8	U.S. Ultra Treasury Bonds	June 2017	USD	1,285,000	7,273
6	Euro Dollar	December 2017	USD	1,476,750	1,117
(9)	Euro Dollar	December 2018	USD	2,204,775	(687)
(13)	Euro Dollar	March 2019	USD	3,182,238	(3,618)
Total					$367,335

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	134,211	USD	42,000	BNP Paribas S.A.	4/04/17	$ 832
BRL	165,175	USD	53,000	Goldman Sachs International	4/04/17	(287)
BRL	103,125	USD	33,000	Goldman Sachs International	4/04/17	(89)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,381	USD	3,000	Goldman Sachs International	4/04/17	$(6)
BRL	112,745	USD	35,600	Goldman Sachs International	4/04/17	381
BRL	169,118	USD	53,400	Goldman Sachs International	4/04/17	572
BRL	125,103	USD	40,000	Royal Bank of Scotland PLC	4/04/17	(75)
USD	40,000	BRL	124,680	Goldman Sachs International	4/04/17	210
USD	43,000	BRL	136,891	JPMorgan Chase Bank N.A.	4/04/17	(687)
USD	42,000	BRL	134,715	Morgan Stanley & Co. International PLC	4/04/17	(992)
USD	46,000	BRL	143,575	Morgan Stanley & Co. International PLC	4/04/17	180
USD	89,000	BRL	278,354	Royal Bank of Scotland PLC	4/04/17	167
EUR	82,000	USD	86,563	Citibank N.A.	4/05/17	935
MXN	1,191,185	USD	58,000	Citibank N.A.	4/05/17	5,575
USD	86,696	EUR	82,000	Citibank N.A.	4/05/17	(801)
USD	302,262	GBP	242,000	State Street Bank and Trust Co.	4/05/17	(975)
USD	16,571	MXN	331,036	Deutsche Bank AG	4/05/17	(1,096)
USD	24,857	MXN	496,384	Royal Bank of Scotland PLC	4/05/17	(1,635)
USD	16,571	MXN	330,988	UBS AG	4/05/17	(1,094)
MXN	974,778	USD	49,000	Barclays Bank PLC	4/06/17	3,017
MXN	429,678	USD	20,000	Goldman Sachs International	4/06/17	2,929
MXN	439,410	USD	20,000	Goldman Sachs International	4/06/17	3,448
USD	19,071	MXN	358,762	Bank of America N.A.	4/06/17	(73)
USD	34,500	MXN	683,838	Barclays Bank PLC	4/06/17	(1,992)
USD	12,714	MXN	239,502	Barclays Bank PLC	4/06/17	(66)
USD	12,714	MXN	239,507	BNP Paribas S.A.	4/06/17	(66)
USD	20,000	MXN	425,900	Goldman Sachs International	4/06/17	(2,727)
USD	34,500	MXN	678,115	Goldman Sachs International	4/06/17	(1,686)
USD	12,714	MXN	239,596	HSBC Bank PLC	4/06/17	(71)
USD	12,714	MXN	239,407	HSBC Bank PLC	4/06/17	(61)
USD	12,714	MXN	239,241	HSBC Bank PLC	4/06/17	(52)
USD	6,357	MXN	119,594	UBS AG	4/06/17	(25)
PLN	168,434	USD	41,250	Barclays Bank PLC	4/07/17	1,220
PLN	26,563	USD	6,506	Citibank N.A.	4/07/17	191
PLN	67,347	USD	16,500	Deutsche Bank AG	4/07/17	481
PLN	7,122	USD	1,744	Goldman Sachs International	4/07/17	52
USD	66,000	PLN	269,257	HSBC Bank PLC	4/07/17	(1,891)
AUD	73,800	JPY	6,398,083	Citibank N.A.	4/10/17	(1,120)
AUD	73,800	JPY	6,286,145	Goldman Sachs International	4/10/17	(114)
AUD	73,800	JPY	6,280,544	Goldman Sachs International	4/10/17	(64)
JPY	6,360,061	AUD	73,800	Citibank N.A.	4/10/17	778
JPY	2,080,347	AUD	24,600	HSBC Bank PLC	4/10/17	(98)
TRY	258,647	USD	71,000	HSBC Bank PLC	4/10/17	(38)
USD	31,000	TRY	117,493	Goldman Sachs International	4/10/17	(1,235)
PLN	1,947,673	USD	478,611	BNP Paribas S.A.	4/11/17	12,461
USD	60,000	KRW	68,637,000	Barclays Bank PLC	4/11/17	(1,385)
USD	3,828	PLN	15,583	Barclays Bank PLC	4/11/17	(101)
USD	332,656	PLN	1,378,894	BNP Paribas S.A.	4/11/17	(15,008)
USD	132,278	PLN	553,196	HSBC Bank PLC	4/11/17	(7,201)
USD	38,462	ZAR	510,207	Barclays Bank PLC	4/11/17	505
USD	10,769	ZAR	142,891	BNP Paribas S.A.	4/11/17	139

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,769	ZAR	408,942	Citibank N.A.	4/11/17	$ 346
ZAR	1,057,074	USD	80,000	Citibank N.A.	4/11/17	(1,359)
CLP	16,955,205	USD	25,500	BNP Paribas S.A.	4/13/17	178
CLP	36,979,650	USD	55,500	Credit Suisse International	4/13/17	503
CLP	19,927,500	USD	30,000	Royal Bank of Scotland PLC	4/13/17	179
JPY	3,803,911	USD	34,500	Morgan Stanley & Co. International PLC	4/13/17	(314)
USD	111,000	CLP	73,318,830	BNP Paribas S.A.	4/13/17	(37)
USD	34,500	JPY	3,955,735	Deutsche Bank AG	4/13/17	(1,050)
JPY	5,169,120	MXN	890,000	Bank of America N.A.	4/17/17	(949)
MXN	1,043,496	USD	53,940	JPMorgan Chase Bank N.A.	4/17/17	1,649
USD	13,076	MXN	250,652	Citibank N.A.	4/17/17	(276)
USD	40,864	MXN	783,129	Goldman Sachs International	4/17/17	(855)
EUR	71,000	USD	77,437	Morgan Stanley & Co. International PLC	4/18/17	(1,632)
JPY	3,527,690	USD	31,000	Citibank N.A.	4/18/17	710
USD	49,000	KRW	56,418,600	JPMorgan Chase Bank N.A.	4/18/17	(1,463)
USD	27,456	RUB	1,674,560	Barclays Bank PLC	4/18/17	(2,172)
USD	14,556	RUB	884,137	Barclays Bank PLC	4/18/17	(1,087)
USD	4,639	RUB	280,423	Barclays Bank PLC	4/18/17	(323)
USD	73,231	RUB	4,434,327	Citibank N.A.	4/18/17	(5,226)
USD	49,791	RUB	3,048,176	Citibank N.A.	4/18/17	(4,141)
USD	4,637	RUB	280,423	Citibank N.A.	4/18/17	(324)
USD	2,316	RUB	140,281	Citibank N.A.	4/18/17	(166)
USD	116,076	RUB	7,020,251	Credit Suisse International	4/18/17	(8,135)
USD	56,453	RUB	3,455,493	Credit Suisse International	4/18/17	(4,686)
USD	56,522	RUB	3,455,493	Credit Suisse International	4/18/17	(4,616)
USD	57,217	RUB	3,472,267	Credit Suisse International	4/18/17	(4,218)
USD	41,128	RUB	2,503,064	Credit Suisse International	4/18/17	(3,159)
USD	27,645	RUB	1,677,079	Credit Suisse International	4/18/17	(2,028)
USD	21,344	RUB	1,286,595	Credit Suisse International	4/18/17	(1,420)
USD	50,239	RUB	3,064,601	HSBC Bank PLC	4/18/17	(3,983)
USD	52,470	RUB	3,172,752	HSBC Bank PLC	4/18/17	(3,666)
USD	27,488	RUB	1,674,560	JPMorgan Chase Bank N.A.	4/18/17	(2,140)
USD	42,192	RUB	2,542,719	Morgan Stanley & Co. International PLC	4/18/17	(2,796)
USD	78,764	EUR	73,373	Goldman Sachs International	4/19/17	423
TRY	954,487	USD	253,000	Barclays Bank PLC	4/20/17	8,123
USD	253,000	TRY	922,792	Citibank N.A.	4/20/17	548
CLP	27,234,250	USD	41,000	Barclays Bank PLC	4/24/17	222
MXN	1,309,100	USD	65,000	Barclays Bank PLC	4/24/17	4,663
MXN	629,454	USD	32,889	Citibank N.A.	4/24/17	607
MXN	786,903	USD	41,111	Goldman Sachs International	4/24/17	764
MXN	321,601	USD	16,400	Nomura International PLC	4/24/17	714
MXN	1,929,604	USD	98,400	Nomura International PLC	4/24/17	4,283
USD	20,000	MXN	396,429	Goldman Sachs International	4/24/17	(1,096)
USD	51,920	MXN	1,029,210	JPMorgan Chase Bank N.A.	4/24/17	(2,849)
USD	17,200	ZAR	229,990	Deutsche Bank AG	4/24/17	128
ZAR	20,670	USD	1,585	Bank of America N.A.	4/24/17	(51)
ZAR	229,640	USD	17,615	Citibank N.A.	4/24/17	(569)
MXN	838,200	USD	44,000	Goldman Sachs International	4/27/17	584

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,000	JPY	4,881,263	Goldman Sachs International	4/27/17	$ 107
CLP	26,520,000	USD	40,000	Barclays Bank PLC	4/28/17	132
USD	158,055	BRL	504,977	Barclays Bank PLC	5/03/17	(2,033)
USD	31,000	BRL	98,115	UBS AG	5/03/17	(104)
USD	84,671	TRY	311,195	Deutsche Bank AG	5/03/17	(142)
USD	178,137	MXN	3,693,050	Royal Bank of Scotland PLC	5/23/17	(17,463)
USD	27,000	ZAR	351,778	HSBC Bank PLC	5/23/17	1,025
ZAR	328,838	USD	25,000	JPMorgan Chase Bank N.A.	5/23/17	(719)
AUD	40,000	USD	30,291	Citibank N.A.	6/01/17	234
BRL	32,135	USD	10,000	BNP Paribas S.A.	6/01/17	116
USD	116,940	RUB	6,930,713	Credit Suisse International	6/16/17	(3,997)
USD	118,226	RUB	6,971,465	Credit Suisse International	6/16/17	(3,422)
USD	58,423	RUB	3,452,603	Credit Suisse International	6/16/17	(1,823)
USD	58,491	RUB	3,452,603	Credit Suisse International	6/16/17	(1,754)
USD	30,480	RUB	1,796,915	Credit Suisse International	6/16/17	(875)
USD	13,739	RUB	809,006	Credit Suisse International	6/16/17	(377)
USD	59,445	RUB	3,517,210	Goldman Sachs International	6/16/17	(1,928)
USD	62,876	RUB	3,702,140	Goldman Sachs International	6/16/17	(1,724)
USD	29,405	RUB	1,736,064	Goldman Sachs International	6/16/17	(888)
USD	11,390	RUB	676,800	Goldman Sachs International	6/16/17	(420)
USD	1,562	RUB	92,241	Goldman Sachs International	6/16/17	(47)
TRY	1,788,000	USD	444,268	Royal Bank of Scotland PLC	6/19/17	36,402
TRY	1,788,000	USD	443,430	Royal Bank of Scotland PLC	6/19/17	37,239
USD	454,003	TRY	1,788,000	Citibank N.A.	6/19/17	(26,667)
USD	453,324	TRY	1,788,000	Royal Bank of Scotland PLC	6/19/17	(27,346)
AUD	20,000	JPY	129,661	BNP Paribas S.A.	6/21/17	143
AUD	10,000	USD	7,629	Royal Bank of Scotland PLC	6/21/17	(1)
AUD	20,000	USD	15,032	Royal Bank of Scotland PLC	6/21/17	225
BRL	31,725	USD	10,000	Goldman Sachs International	6/21/17	(57)
CAD	28,820	EUR	20,000	BNP Paribas S.A.	6/21/17	276
CAD	14,407	EUR	10,000	UBS AG	6/21/17	136
CAD	26,667	USD	20,000	Bank of America N.A.	6/21/17	76
CAD	26,769	USD	20,000	BNP Paribas S.A.	6/21/17	153
CAD	26,895	USD	20,000	HSBC Bank PLC	6/21/17	248
CHF	19,747	USD	20,000	Morgan Stanley & Co. International PLC	6/21/17	(186)
CHF	9,954	USD	10,000	UBS AG	6/21/17	(13)
EUR	15,000	CAD	21,465	UBS AG	6/21/17	(93)
EUR	15,000	CAD	21,353	UBS AG	6/21/17	(9)
EUR	20,000	JPY	2,427,953	Deutsche Bank AG	6/21/17	(459)
EUR	10,000	JPY	1,214,087	JPMorgan Chase Bank N.A.	6/21/17	(231)
EUR	20,000	RUB	1,278,500	JPMorgan Chase Bank N.A.	6/21/17	(865)
EUR	15,000	RUB	940,013	JPMorgan Chase Bank N.A.	6/21/17	(320)
EUR	5,000	RUB	314,908	JPMorgan Chase Bank N.A.	6/21/17	(134)
EUR	40,000	SEK	379,904	UBS AG	6/21/17	272
EUR	20,000	USD	21,587	Bank of America N.A.	6/21/17	(166)
EUR	88,000	USD	94,943	Deutsche Bank AG	6/21/17	(688)
GBP	10,000	USD	12,382	Royal Bank of Scotland PLC	6/21/17	173
GBP	20,000	USD	24,372	State Street Bank and Trust Co.	6/21/17	737

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,305,296	SEK	180,000	Citibank N.A.	6/21/17	$ 606
JPY	2,211,172	USD	20,000	Deutsche Bank AG	6/21/17	(73)
JPY	3,437,580	USD	30,000	State Street Bank and Trust Co.	6/21/17	980
MXN	400,692	USD	20,000	Bank of America N.A.	6/21/17	1,131
MXN	33,988,920	USD	1,720,000	Nomura International PLC	6/21/17	72,421
NOK	130,638	AUD	20,000	JPMorgan Chase Bank N.A.	6/21/17	(28)
NOK	32,673	AUD	5,000	Morgan Stanley & Co. International PLC	6/21/17	(6)
NOK	65,354	AUD	10,000	UBS AG	6/21/17	(10)
NOK	32,677	AUD	5,000	UBS AG	6/21/17	(5)
NOK	85,266	USD	10,000	Goldman Sachs International	6/21/17	(61)
NOK	85,264	USD	10,000	Goldman Sachs International	6/21/17	(61)
NOK	172,190	USD	20,000	JPMorgan Chase Bank N.A.	6/21/17	72
NZD	27,244	AUD	25,000	Bank of America N.A.	6/21/17	(13)
NZD	60,000	USD	41,396	HSBC Bank PLC	6/21/17	575
RUB	1,297,000	EUR	20,000	BNP Paribas S.A.	6/21/17	1,187
SEK	285,039	EUR	30,000	BNP Paribas S.A.	6/21/17	(192)
SEK	382,646	EUR	40,000	UBS AG	6/21/17	35
SEK	180,000	JPY	2,289,654	Citibank N.A.	6/21/17	(465)
USD	30,343	AUD	40,000	Westpac Banking Corp.	6/21/17	(170)
USD	20,000	BRL	63,600	Citibank N.A.	6/21/17	68
USD	30,000	CHF	30,124	Royal Bank of Scotland PLC	6/21/17	(226)
USD	20,000	CHF	19,934	UBS AG	6/21/17	(2)
USD	651,000	CNH	4,531,611	BNP Paribas S.A.	6/21/17	(4,229)
USD	71,200	EUR	67,000	Goldman Sachs International	6/21/17	(562)
USD	21,511	EUR	20,000	JPMorgan Chase Bank N.A.	6/21/17	90
USD	12,291	GBP	10,000	Bank of America N.A.	6/21/17	(263)
USD	12,289	GBP	10,000	BNP Paribas S.A.	6/21/17	(265)
USD	24,494	GBP	20,000	JPMorgan Chase Bank N.A.	6/21/17	(615)
USD	30,000	JPY	3,376,380	JPMorgan Chase Bank N.A.	6/21/17	(428)
USD	30,000	KRW	34,056,000	JPMorgan Chase Bank N.A.	6/21/17	(483)
USD	10,000	KRW	11,192,000	JPMorgan Chase Bank N.A.	6/21/17	(18)
USD	860,000	MXN	16,776,467	Goldman Sachs International	6/21/17	(24,714)
USD	860,000	MXN	17,143,670	Morgan Stanley & Co. International PLC	6/21/17	(44,079)
USD	20,000	MXN	384,235	Morgan Stanley & Co. International PLC	6/21/17	(263)
USD	20,000	MXN	396,640	Nomura International PLC	6/21/17	(917)
USD	20,000	NOK	169,815	Morgan Stanley & Co. International PLC	6/21/17	205
USD	20,000	NOK	168,840	Morgan Stanley & Co. International PLC	6/21/17	319
TRY	369,617	USD	94,012	Citibank N.A.	6/28/17	5,118
TRY	1,177,805	USD	304,067	HSBC Bank PLC	6/28/17	11,817
TRY	252,319	USD	65,126	Royal Bank of Scotland PLC	6/28/17	2,545
USD	456,169	TRY	1,788,000	Citibank N.A.	6/28/17	(23,368)
USD	3,062	TRY	11,741	Goldman Sachs International	6/28/17	(87)
Total						$(72,591)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar (Future)	Put	4/13/17	USD	97.50	134	$10,050
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	124.00	44	11,687
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	123.00	39	3,047
Total						$24,784

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	120	—
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,150.00	USD	71	$7
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	71	—
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	464	—
MXN Currency	Call	Bank of America N.A.	4/11/17	JPY	5.85	MXN	2,133	2,019
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.60	MXN	2,133	6,176
MXN Currency	Call	Morgan Stanley & Co. International PLC	4/11/17	JPY	5.85	MXN	1,067	1,018
USD Currency	Call	Morgan Stanley & Co. International PLC	4/19/17	BRL	3.35	USD	62	32
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	62	497
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	43	2,602
USD Currency	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	21.50	USD	50	130
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	1,745	20,511
AUD Currency	Put	BNP Paribas S.A.	4/06/17	USD	0.75	AUD	106	10
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	123	1,101
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	570	1
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/12/17	MXN	21.60	EUR	71	5,680
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	62	252
USD Currency	Put	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.15	USD	62	970
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	72	2,441
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	2,367	9,181
Total								$52,628

22	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	BNP Paribas S.A.	4/06/17	USD	0.77	AUD	106	$(192)
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	142	—
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.85	MXN	3,200	(2,958)
USD Currency	Call	Goldman Sachs International	4/19/17	BRL	3.35	USD	62	(32)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/05/17	TRY	3.80	USD	62	(504)
USD Currency	Call	Morgan Stanley & Co. International PLC	5/18/17	BRL	3.30	USD	62	(413)
USD Currency	Call	UBS AG	5/19/17	ZAR	12.80	USD	43	(2,603)
EUR Currency	Call	Goldman Sachs International	5/22/17	MXN	21.60	EUR	72	(310)
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	100	(82)
USD Currency	Put	Deutsche Bank AG	4/07/17	TRY	3.80	USD	53	(2,341)
Total								$(9,435)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 28 Version 1	1.00%	6/20/22	USD	1,760	$(1,762)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	1/28/19	MXN	12,895	$(2,811)
7.32%[2]	28-day MXIBTIIE	2/20/20	MXN	11,928	3,136
7.35%[2]	28-day MXIBTIIE	2/20/20	MXN	1,167	349
7.16%[2]	28-day MXIBTIIE	3/20/20	MXN	8,175	203
7.17%[2]	28-day MXIBTIIE	3/20/20	MXN	8,175	323
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	633	4,064
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	633	3,843
3.37%[1]	UK RPI All Items Monthly	10/15/21	GBP	624	4,874
7.45%[2]	28-day MXIBTIIE	3/07/22	MXN	4,082	2,502
7.48%[2]	28-day MXIBTIIE	3/07/22	MXN	2,041	1,438
7.47%[2]	28-day MXIBTIIE	3/07/22	MXN	2,041	1,392
6.32%[2]	28-day MXIBTIIE	7/17/25	MXN	2,027	(6,970)
2.13%[2]	3-month LIBOR	8/25/25	USD	65	(814)
3.46%[2]	UK RPI All Items Monthly	10/15/26	GBP	633	(312)
3.45%[2]	UK RPI All Items Monthly	10/15/26	GBP	633	(1,599)
3.43%[2]	UK RPI All Items Monthly	10/15/26	GBP	624	(3,231)
7.85%[2]	28-day MXIBTIIE	3/02/37	MXN	1,645	882
7.82%[2]	28-day MXIBTIIE	3/04/37	MXN	1,655	556
Total					$ 7,825

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	209	$(1,871)	$ 1,188	$ (3,059)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	209	(1,450)	1,830	(3,280)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	110	(3,318)	(3,095)	(223)
Valero Energy Corp.	1.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	115	(1,911)	2,114	(4,025)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	10	214	556	(342)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	10	214	559	(345)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	10	214	560	(346)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	278	(171)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	279	(172)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	279	(172)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	46	986	2,477	(1,491)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	578	(12,065)	(11,969)	(96)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	330	(6,888)	(6,833)	(55)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	205	(4,279)	(3,844)	(435)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	372	(4,563)	(3,288)	(1,275)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	156	(1,914)	(1,811)	(103)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	315	(6,575)	(5,743)	(832)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	155	(3,235)	(2,826)	(409)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	285	(3,496)	(3,038)	(458)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	178	(2,183)	(1,897)	(286)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	162	(1,987)	(1,727)	(260)
HSBC Holdings PLC ADR	1.00%	Société Générale	6/20/22	EUR	65	(1,357)	(1,185)	(172)
Standard Chartered PLC	1.00%	Société Générale	6/20/22	EUR	334	(4,079)	(2,541)	(1,538)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	70	3,248	3,590	(342)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	140	4,412	6,105	(1,693)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	70	2,206	3,014	(808)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	40	1,260	1,796	(536)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	103	(6,558)	(4,939)	(1,619)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	174	8,074	8,925	(851)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	44	2,042	2,252	(210)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	100	4,640	5,028	(388)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	277	(2,494)	(719)	(1,775)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	140	4,412	6,086	(1,674)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	50	678	2,218	(1,540)
CMBX.NA Series 8 AAA	0.50%	Morgan Stanley & Co. International PLC	10/17/57	USD	30	407	668	(261)
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	120	67	39	28
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	100	56	(33)	89
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	70	39	14	25
CMBX.NA Series 6 BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	30	3,825	2,771	1,054
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	20	2,550	1,312	1,238
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	20	2,550	1,312	1,238
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	20	2,550	2,021	529
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	20	2,550	1,206	1,344
Total						$(22,708)	$ 2,989	$(25,697)

24	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	B+	USD	25	$(451)	$ (348)	$ (103)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	209	1,871	(1,377)	3,248
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	209	1,450	(1,956)	3,406
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BB+	USD	102	(480)	(9,070)	8,590
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BB+	USD	201	(943)	(18,094)	17,151
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	110	(645)	(14,840)	14,195
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	30	(1,808)	(1,720)	(88)
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	20	(1,205)	(2,052)	847
CMBX.NA Series 9 A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	20	(1,016)	(1,045)	29
CMBX.NA Series 9 A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	30	(1,528)	(1,505)	(23)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	30	(1,528)	(1,643)	115
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	20	(1,013)	(988)	(25)
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	60	(7,032)	(6,384)	(648)
CMBX.NA Series 10 BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	5	(507)	(450)	(57)
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	20	(2,550)	(1,637)	(913)
Total							$(17,385)	$(63,109)	$45,724

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	688	$(851)	—	$ (851)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	826	(981)	—	(981)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	117	(91)	—	(91)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	926	256	670
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	(452)	—	(452)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	796	(2,878)	—	(2,878)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	1,632	(588)	—	(588)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	1,632	(130)	—	(130)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	1,632	(130)	—	(130)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	1,273	1,708	16	1,692
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	959	1,796	3	1,793
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	4,102	(210)	—	(210)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	4,922	(198)	—	(198)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	7,000	(896)	(12)	(884)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	3,971	(508)	(6)	(502)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	334	2,952	—	2,952

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	25

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	979	$740	—	$ 740
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	178	1,603	—	1,603
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	159	1,519	—	1,519
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	979	740	—	740
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	979	740	—	740
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	167	1,438	—	1,438
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	70	849	—	849
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(34,752)	—	(34,752)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	940	4,843	13	4,830
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	836	(2,547)	(14)	(2,533)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	1,010	(3,472)	(5)	(3,467)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	3,807	13,435	16	13,419
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	116	(439)	(2)	(437)
Total						$(15,834)	$265	$(16,099)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%[1]	BNP Paribas S.A.	6/05/17	EUR	2,080	$(5,613)	—	$ (5,613)
EUR Currency	9.05%[1]	Deutsche Bank AG	6/05/17	EUR	1,039	(3,278)	—	(3,278)
EUR Currency	8.95%[1]	Deutsche Bank AG	6/05/17	EUR	568	(1,533)	—	(1,533)
EUR Currency	8.90%[1]	HSBC Bank PLC	6/05/17	EUR	1,508	(3,725)	—	(3,725)
Total						$(14,149)	—	$(14,149)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The input used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

26	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$ 16,793,843	$ 1,481,390	$ 18,275,233
Common Stocks	$ 296,870,867	—	—	296,870,867
Corporate Bonds	—	46,914,496	—	46,914,496
Foreign Agency Obligations	—	762,256	—	762,256
Foreign Government Obligations	—	10,190,886	—	10,190,886
Investment Companies	19,359,532	—	—	19,359,532
Non-Agency Mortgage-Backed Securities	—	8,741,842	1,491,819	10,233,661
Other Interests	—	—	—	—
Preferred Securities	447,000	330,775	—	777,775
Taxable Municipal Bonds	—	5,382,680	—	5,382,680
U.S. Government Sponsored Agency Securities	—	84,801,292	62,099	84,863,391
U.S. Treasury Obligations	—	26,247,283	—	26,247,283
Short Term Investments:
Borrowed Bond Agreements	—	10,817,529	—	10,817,529
Certificates of Deposit	—	3,701,722	—	3,701,722
Commercial Paper	—	1,896,714	—	1,896,714
Money Market Funds	10,248,734	—	—	10,248,734
Options Purchased:
Foreign currency exchange contracts	—	52,628	—	52,628
Interest rate contracts	24,784	—	—	24,784
Liabilities:
Investments Sold Short	—	(17,770)	—	(17,770)
TBA Sale Commitments	—	(34,381,731)	—	(34,381,731)
Borrowed Bonds	—	(10,885,100)	—	(10,885,100)

Subtotal	$ 326,950,917	$ 171,349,345	$ 3,035,308	$ 501,335,570

Investments Valued at NAV[1]				8,569,994

Total Investments				$ 509,905,564

1 As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$ 53,126	—	$ 53,126
Equity contracts	$ 199,535	—	—	199,535
Foreign Currency Exchange Contracts	66,803	233,560	—	300,363
Interest rate contracts	139,537	43,766	—	183,303
Other contracts	—	12,781	—	12,781
Liabilities:
Credit contracts	—	(34,861)	—	(34,861)
Foreign Currency Exchange Contracts	—	(315,586)	—	(315,586)
Interest rate contracts	(38,540)	(73,828)	—	(112,368)
Other contracts	—	(5,142)	—	(5,142)

Total	$ 367,335	$ (86,184)	—	$ 281,151

[2] Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency   exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	27

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$4,592,036	$1,252,877	—	$5,844,913
Transfers into Level 3	—	392,790	—	392,790
Transfers out of Level 3	(3,913,026)	—	—	(3,913,026)
Accrued discounts/premiums	144	1,752	—	1,896
Net realized gain (loss)	445	4,394	—	4,839
Net change in unrealized appreciation (depreciation)[1]	(4,152)	4,238	$ 99	185
Purchases	836,238	217,279	62,000	1,115,517
Sales	(30,295)	(381,511)	—	(411,806)

Closing Balance, as of March 31, 2017	$1,481,390	$1,491,819	$62,099	$3,035,308

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	$(4,196)	$ 7,493	$ 99	$3,396

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
TransDigm Group, Inc. (a)	6,334	$1,394,493
Banks — 4.9%
Bank of America Corp.	137,149	3,235,345
Citigroup, Inc.	21,123	1,263,578
First Republic Bank	10,417	977,219
SunTrust Banks, Inc.	10,070	556,871
Wells Fargo & Co.	24,826	1,381,815

		7,414,828
Beverages — 2.5%
Constellation Brands, Inc., Class A	22,717	3,681,744
Biotechnology — 6.8%
Alexion Pharmaceuticals, Inc. (b)	39,185	4,750,789
Biogen, Inc. (b)	9,995	2,732,833
Celgene Corp.	12,782	1,590,464
Regeneron Pharmaceuticals, Inc. (b)	2,910	1,127,654

		10,201,740
Chemicals — 2.0%
Monsanto Co.	7,915	895,978
Sherwin-Williams Co.	6,938	2,152,098

		3,048,076
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (b)	13,069	2,178,341
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc. (b)	20,866	686,491
Electrical Equipment — 1.7%
Acuity Brands, Inc.	12,448	2,539,392
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	4,594	1,839,300
SBA Communications Corp. (b)	16,371	1,970,577

		3,809,877
Health Care Equipment & Supplies — 2.7%
Becton Dickinson and Co.	11,406	2,092,317
Boston Scientific Corp. (b)	77,359	1,923,918

		4,016,235
Health Care Providers & Services — 5.7%
Humana, Inc.	9,331	1,923,492
UnitedHealth Group, Inc.	39,925	6,548,099

		8,471,591
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. (a)(b)	1,223	544,871
Domino’s Pizza, Inc.	9,052	1,668,284

		2,213,155
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	8,144	1,681,655
Internet & Direct Marketing Retail — 14.0%
Amazon.com, Inc. (b)	12,825	11,369,876
Netflix, Inc. (b)	32,995	4,876,991
Priceline Group, Inc. (b)	2,706	4,816,599

		21,063,466

Common Stocks	Shares	Value
Internet Software & Services — 14.0%
Alibaba Group Holding Ltd. — ADR (b)	13,800	$1,488,054
Alphabet, Inc., Class A (b)	12,705	10,771,299
Facebook, Inc., Class A (b)	33,251	4,723,305
Tencent Holdings Ltd.	140,100	4,036,214

		21,018,872
IT Services — 8.3%
Cognizant Technology Solutions Corp., Class A (b)	25,470	1,515,974
FleetCor Technologies, Inc. (b)	11,265	1,705,859
Global Payments, Inc.	32,241	2,601,204
Vantiv, Inc., Class A (b)	27,742	1,778,817
Visa, Inc., Class A	55,085	4,895,404

		12,497,258
Multiline Retail — 0.4%
Dollar Tree, Inc. (b)	7,700	604,142
Oil, Gas & Consumable Fuels — 1.3%
EOG Resources, Inc.	6,165	601,396
Pioneer Natural Resources Co.	7,356	1,369,908

		1,971,304
Pharmaceuticals — 0.8%
Zoetis, Inc.	22,945	1,224,575
Professional Services — 1.5%
Equifax, Inc.	16,330	2,232,964
Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV	25,295	3,359,176
Broadcom Ltd.	11,815	2,587,012
NVIDIA Corp.	6,051	659,135

		6,605,323
Software — 10.8%
Activision Blizzard, Inc.	56,952	2,839,627
Adobe Systems, Inc. (b)	16,207	2,109,017
Autodesk, Inc. (b)	26,159	2,261,969
Microsoft Corp.	103,691	6,829,089
salesforce.com, Inc.	17,631	1,454,381
Snap, Inc., Class A (a)(b)	33,136	746,554

		16,240,637
Specialty Retail — 3.0%
Home Depot, Inc.	21,480	3,153,908
Ulta Beauty, Inc. (b)	4,678	1,334,306

		4,488,214
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	27,989	4,020,900
Textiles, Apparel & Luxury Goods — 3.0%
NIKE, Inc., Class B	79,352	4,422,287
Total Common Stocks — 98.5%		147,727,560

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

Preferred Stocks	Shares	Value
Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906), 0.00% (b)(c)	188,076	$1,493,323
Total Preferred Stocks — 1.0%		1,493,323
Total Long-Term Investments (Cost — $120,031,610) — 99.5%		149,220,883

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	1,009,987	$1,009,987
SL Liquidity Series, LLC, Money Market Series, 1.11% (d)(e)(f)	2,203,882	2,204,103
Total Short-Term Securities (Cost — $3,214,189) — 2.1%		3,214,090
Total Investments (Cost — $123,245,799*) — 101.6%		152,434,973
Liabilities in Excess of Other Assets — (1.6)%		(2,411,640)

Net Assets — 100.0%		$150,023,333

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,281,344

Gross unrealized appreciation	$29,656,186
Gross unrealized depreciation	(502,557)

Net unrealized appreciation	$29,153,629

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,493,323 and an original cost of $1,152,906 which was 1.0% of its net assets.

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,604,140	(594,153)	1,009,987	$1,009,987	$966		—	—
SL Liquidity Series, LLC, Money Market Series	588,255	1,615,627	2,203,882	2,204,103	3,241	[2]	$(441)	$(40)
Total				$3,214,090	$4,207		$(441)	$(40)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,394,493	—	—	$1,394,493
Banks	7,414,828	—	—	7,414,828
Beverages	3,681,744	—	—	3,681,744
Biotechnology	10,201,740	—	—	10,201,740
Chemicals	3,048,076	—	—	3,048,076
Diversified Financial Services	2,178,341	—	—	2,178,341
Diversified Telecommunication Services	686,491	—	—	686,491
Electrical Equipment	2,539,392	—	—	2,539,392
Equity Real Estate Investment Trusts (REITs)	3,809,877	—	—	3,809,877
Health Care Equipment & Supplies	4,016,235	—	—	4,016,235
Health Care Providers & Services	8,471,591	—	—	8,471,591
Hotels, Restaurants & Leisure	2,213,155	—	—	2,213,155
Industrial Conglomerates	1,681,655	—	—	1,681,655
Internet & Direct Marketing Retail	21,063,466	—	—	21,063,466
Internet Software & Services	16,982,658	$4,036,214	—	21,018,872
IT Services	12,497,258	—	—	12,497,258
Multiline Retail	604,142	—	—	604,142
Oil, Gas & Consumable Fuels	1,971,304	—	—	1,971,304
Pharmaceuticals	1,224,575	—	—	1,224,575
Professional Services	2,232,964	—	—	2,232,964
Semiconductors & Semiconductor Equipment	6,605,323	—	—	6,605,323
Software	16,240,637	—	—	16,240,637
Specialty Retail	4,488,214	—	—	4,488,214
Technology Hardware, Storage & Peripherals	4,020,900	—	—	4,020,900
Textiles, Apparel & Luxury Goods.	4,422,287	—	—	4,422,287
Preferred Stock:
Software	—	—	$1,493,323	1,493,323
Short-Term Securities	1,009,987	—	—	1,009,987

Subtotal	$144,701,333	$4,036,214	$1,493,323	$150,230,870

Investments Valued at NAV[1]				2,204,103

Total Investments				$152,434,973

1 As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2016	$1,521,535
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	(28,212)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2017	$1,493,323

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	$(28,212)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$1,493,323	Market	Revenue Multiple[1]	10.75	x
			Revenue Growth Rate[1]	133.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 0.5%
Anheuser-Busch InBev SA	7,273	$796,943
Umicore SA	3,477	198,013

		994,956
Canada — 0.6%
Encana Corp. (a)	55,983	655,561
Fairfax Financial Holdings Ltd.	369	167,928
First Quantum Minerals Ltd.	(1,094)	(11,624)
Platinum Group Metals Ltd. (a)(b)	39,828	64,920
Platinum Group Metals Ltd. (b)	9,048	14,900
Toronto-Dominion Bank	6,641	332,637

		1,224,322
China — 0.5%
Alibaba Group Holding Ltd. — ADR (a)(b)	6,754	728,284
Brilliance China Automotive Holdings Ltd.	78,000	130,485
China Mobile Ltd. — ADR	1,209	66,773
CLP Holdings Ltd.	6,500	68,045
Haitian International Holdings Ltd.	48,898	113,837
Want Want China Holdings Ltd.	53,000	36,704

		1,144,128
Czech Republic — 0.0%
CEZ AS	2,500	43,046
Finland — 0.3%
Nokia OYJ	118,068	634,599
France — 3.2%
Accor SA	6,875	285,961
Airbus SE	7,328	558,848
AXA SA	11,803	304,941
BNP Paribas SA	5,535	368,322
Cie Generale des Etablissements Michelin	1,713	208,161
Compagnie de Saint-Gobain	5,566	285,575
Danone SA	16,722	1,137,517
Dassault Aviation SA	263	334,003
LVMH Moet Hennessy Louis Vuitton SE	1,620	356,065
Safran SA	9,788	730,519
Sanofi	6,643	600,498
Sodexo SA	1,335	156,858
TOTAL SA	9,197	465,033
TOTAL SA — ADR	434	21,882
Ubisoft Entertainment SA (b)	7,542	321,663
Unibail-Rodamco SE	1,151	268,380
Vinci SA	3,503	278,169

		6,682,395

Common Stocks	Shares	Value
Germany — 1.7%
BASF SE	2,999	$296,943
Bayer AG, Registered Shares	7,515	865,832
Deutsche Telekom AG, Registered Shares	28,242	494,876
Evonik Industries AG	6,737	219,590
GEA Group AG	5,671	240,925
Innogy SE (b)(c)	24,825	935,595
Siemens AG, Registered Shares	2,030	278,054
Vonovia SE	8,057	283,864

		3,615,679
Hong Kong — 0.5%
Cheung Kong Infrastructure Holdings Ltd.	6,000	47,119
Hang Lung Properties Ltd.	13,000	33,796
HKT Trust & HKT Ltd. (d)	38,000	48,994
Jardine Matheson Holdings Ltd.	900	57,825
Link REIT	8,000	56,070
Power Assets Holdings Ltd.	5,500	47,442
Sino Land Co. Ltd.	24,000	42,087
Sun Hung Kai Properties Ltd.	38,666	568,400
Swire Pacific Ltd., Class A	5,000	49,976
Wharf Holdings Ltd.	8,000	68,752

		1,020,461
India — 1.0%
Coal India Ltd.	59,546	268,378
Hero MotoCorp Ltd.	942	46,745
Infosys Ltd.	32,012	504,673
Maruti Suzuki India Ltd.	1,831	169,638
Oil & Natural Gas Corp. Ltd. (b)	16,177	46,092
Reliance Industries Ltd. (b)	43,635	887,667
Yes Bank Ltd.	5,321	122,915

		2,046,108
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (b)	236,386	248,348
Ireland — 0.5%
Perrigo Co. PLC	8,597	570,755
Shire PLC	9,295	541,591

		1,112,346
Italy — 0.9%
Ei Towers SpA	6,764	380,276
Enel SpA	81,539	383,680
Luxottica Group SpA	5,761	317,930
RAI Way SpA (c)	33,704	175,463
Snam SpA	6,954	30,055

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	JPY	Japanese Yen	REIT	Real Estate Investment Trust
BRL	Brazilian Real	LIBOR	London Interbank Offered Rate	RON	Romanian Leu
CAD	Canadian Dollar	MXN	Mexican Peso	S&P	Standard & Poor’s
CVA	Certification Van Aandelon (Dutch Certificate)	NOK	Norwegian Krone	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	NVDR	Non-Voting Depositary Receipts	SGX	Singapore Exchange Ltd.
EUR	Euro	NZD	New Zealand Dollar	SPDR	Standard & Poor’s Depositary Receipts
EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-Counter	USD	US Dollar
FTSE	Financial Times Stock Exchange	PCL	Public Company Limited	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Italy (continued)
Telecom Italia SpA (b)	564,134	$507,827
Telecom Italia SpA, Non-Convertible Savings Shares	15,437	11,270

		1,806,501
Japan — 9.4%
Aisin Seiki Co. Ltd.	5,120	252,171
Ajinomoto Co., Inc.	19,900	393,756
Alfresa Holdings Corp.	2,300	39,983
Alpine Electronics, Inc.	1,700	24,466
Asahi Group Holdings Ltd.	7,300	276,409
Asahi Kasei Corp.	28,900	280,805
Astellas Pharma, Inc.	2,650	34,951
Bridgestone Corp.	11,000	446,525
Canon Marketing Japan, Inc.	1,900	37,838
Chiyoda Corp.	6,000	38,807
Chubu Electric Power Co., Inc.	9,400	126,270
COMSYS Holdings Corp.	2,300	41,251
Daikin Industries Ltd.	2,600	262,179
Denso Corp.	12,330	544,026
East Japan Railway Co.	9,227	805,716
Exedy Corp.	1,300	37,235
FUJIFILM Holdings Corp.	1,400	54,877
Futaba Industrial Co. Ltd.	6,670	48,091
GS Yuasa Corp.	21,000	98,035
Hino Motors Ltd.	4,000	48,496
Hirose Electric Co. Ltd.	400	55,416
Hitachi Chemical Co. Ltd.	8,600	238,896
Honda Motor Co. Ltd.	9,440	284,985
Hoya Corp.	14,701	710,217
Inpex Corp.	40,499	399,359
Japan Airlines Co. Ltd.	22,600	717,549
Japan Tobacco, Inc.	1,600	52,076
Kamigumi Co. Ltd.	4,000	34,666
KDDI Corp.	7,300	191,996
Keyence Corp.	400	160,469
Kinden Corp.	6,900	96,620
Koito Manufacturing Co. Ltd.	2,800	145,932
Komatsu Ltd.	15,500	405,996
Kubota Corp.	16,180	243,889
Kuraray Co. Ltd.	2,900	44,117
Kurita Water Industries Ltd.	1,600	38,852
Kyocera Corp.	1,900	106,148
Kyushu Railway Co.	5,100	156,895
Mabuchi Motor Co. Ltd.	1,200	67,739
Maeda Road Construction Co. Ltd.	3,000	53,142
Makita Corp.	1,400	49,100
Medipal Holdings Corp.	2,600	40,852
Mitsubishi Electric Corp.	51,500	742,027
Mitsubishi Estate Co. Ltd.	41,000	747,293
Mitsubishi UFJ Financial Group, Inc.	60,900	383,619
MS&AD Insurance Group Holdings, Inc.	5,615	179,346
Murata Manufacturing Co. Ltd.	3,640	518,575
Nintendo Co. Ltd.	2,000	464,078
Nippo Corp.	3,000	57,032
Nippon Telegraph & Telephone Corp.	1,720	73,536
Nippon Television Holdings, Inc.	3,900	67,447
Nitto Denko Corp.	4,500	348,120
NTT DOCOMO, Inc.	5,000	116,761
Okumura Corp.	18,270	111,276
Otsuka Holdings Co. Ltd.	1,600	72,417
Rinnai Corp.	1,450	115,510
Rohm Co. Ltd.	5,260	350,184
Sawai Pharmaceutical Co. Ltd.	800	43,434
Secom Co. Ltd.	800	57,486

Common Stocks	Shares	Value
Japan (continued)
Seino Holdings Co. Ltd.	2,900	$32,657
Seven & i Holdings Co. Ltd.	700	27,499
Shimamura Co. Ltd.	400	53,026
Shin-Etsu Chemical Co. Ltd.	10,420	905,700
SHO-BOND Holdings Co. Ltd.	500	22,015
SKY Perfect JSAT Holdings, Inc.	4,800	20,354
Sompo Holdings, Inc.	11,400	418,818
Sony Financial Holdings, Inc.	11,000	176,656
Stanley Electric Co. Ltd.	1,800	51,461
Subaru Corp.	11,160	409,330
Sumco Corp.	14,800	247,222
Sumitomo Electric Industries Ltd.	16,900	280,935
Sumitomo Mitsui Financial Group, Inc.	20,200	735,255
Suzuken Co. Ltd.	1,100	36,147
Suzuki Motor Corp.	20,561	853,975
Toda Corp.	19,000	114,520
Toho Co. Ltd.	1,700	45,122
Tokio Marine Holdings, Inc.	10,702	452,313
Tokyo Gas Co. Ltd.	104,581	477,632
Tokyo Steel Manufacturing Co. Ltd.	5,200	43,829
Toray Industries, Inc.	31,000	275,903
Toyota Industries Corp.	12,614	627,485
Toyota Motor Corp.	2,200	119,411
Trend Micro, Inc.	1,600	71,217
TV Asahi Holdings Corp.	2,600	49,265
Ube Industries Ltd.	79,600	179,765
West Japan Railway Co.	3,700	241,290
Yamada Denki Co. Ltd. (a)	34,700	173,469
Yamaha Corp.	1,500	41,497
Yamato Kogyo Co. Ltd.	1,200	31,045

		19,849,752
Mexico — 0.1%
Fibra Uno Administracion SA de CV	94,131	160,939
Netherlands — 1.0%
ING Groep NV	54,543	823,835
Koninklijke Philips NV	26,277	844,132
Patheon NV (b)	5,977	157,434
Randstad Holding NV	4,591	264,663
Unilever NV CVA	874	43,421

		2,133,485
Portugal — 0.1%
NOS SGPS SA	19,135	104,263
Singapore — 0.3%
CapitaLand Ltd.	208,400	540,928
ComfortDelGro Corp. Ltd.	34,100	62,419
Singapore Telecommunications Ltd.	29,800	83,510

		686,857
South Korea — 0.6%
Coway Co. Ltd.	700	60,265
Doosan Bobcat, Inc.	11,146	365,847
Hyundai Motor Co.	2,142	301,876
KT&G Corp.	1,022	89,104
LG Chem Ltd.	246	64,683
POSCO	229	59,477
SK Hynix, Inc.	5,406	244,173
SK Telecom Co. Ltd.	262	59,199

		1,244,624
Spain — 0.5%
Banco Santander SA	54,654	334,555
Cellnex Telecom SAU (c)	31,259	514,834

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Spain (continued)
Gas Natural SDG SA	7,014	$153,423

		1,002,812
Sweden — 0.6%
SKF AB, Class B	43,366	857,585
Svenska Handelsbanken AB, Class A	25,135	344,451

		1,202,036
Switzerland — 0.8%
Nestle SA, Registered Shares	19,146	1,469,489
UBS Group AG, Registered Shares	17,319	276,837

		1,746,326
Taiwan — 0.3%
Cathay Financial Holding Co. Ltd.	32,000	51,363
Cheng Shin Rubber Industry Co. Ltd.	56,341	116,414
Chunghwa Telecom Co. Ltd.	19,000	64,522
Far EasTone Telecommunications Co. Ltd.	23,000	56,471
Formosa Chemicals & Fibre Corp.	10,000	31,110
Formosa Petrochemical Corp.	10,000	34,930
Formosa Plastics Corp.	11,000	32,802
Fubon Financial Holding Co. Ltd.	32,000	52,193
Hon Hai Precision Industry Co. Ltd.	21,200	63,581
Nan Ya Plastics Corp.	14,000	33,169
Taiwan Mobile Co. Ltd.	24,000	88,172
Uni-President Enterprises Corp.	36,000	67,491

		692,218
Thailand — 0.1%
Advanced Info Service PCL	14,100	73,039
Intouch Holdings PCL — NVDR	14,800	24,012
Intouch Holdings PCL, Class F	26,500	43,168
PTT Global Chemical PCL	29,900	63,737
Siam Cement PCL	3,700	58,140
Siam Cement PCL — NVDR	700	11,001
Thai Oil PCL	14,000	30,760

		303,857
United Arab Emirates — 0.2%
NMC Health PLC	19,382	429,629
United Kingdom — 3.7%
AstraZeneca PLC	9,670	594,578
BAE Systems PLC	35,046	282,056
Berkeley Group Holdings PLC	5,830	234,421
BP PLC	28,951	166,645
BP PLC — ADR (a)	19,100	659,332
Diageo PLC — ADR (a)	2,216	256,125
GlaxoSmithKline PLC	26,370	548,308
HSBC Holdings PLC	102,616	837,021
Liberty Global PLC, Class A (b)	3,364	120,667
Meggitt PLC	35,732	199,430
Michael Kors Holdings Ltd. (b)	10,114	385,445
National Grid PLC	2,349	29,802
Pearson PLC	20,468	174,527
Royal Dutch Shell PLC, A Shares	20,854	549,054
Royal Dutch Shell PLC, Class A — ADR (a)	19,489	1,027,655
Smiths Group PLC	14,211	288,745
Spire Healthcare Group PLC (c)	51,281	208,147
Vodafone Group PLC	318,904	831,057
Vodafone Group PLC — ADR (a)	11,074	292,686

		7,685,701
United States — 25.8%
3M Co.	155	29,656
Abbott Laboratories	7,498	332,986
AbbVie, Inc.	518	33,753
Acadia Healthcare Co., Inc. (a)(b)	5,278	230,121

Common Stocks	Shares	Value
United States (continued)
Accenture PLC, Class A	343	$41,119
Adobe Systems, Inc. (b)	345	44,895
Aetna, Inc.	7,165	913,896
Air Products & Chemicals, Inc.	5,891	796,993
Alliance Data Systems Corp.	100	24,900
Allstate Corp.	5,800	472,642
Alphabet, Inc., Class C (b)	425	352,563
Altria Group, Inc.	732	52,279
Amazon.com, Inc. (b)	1,999	1,772,193
Amdocs Ltd.	715	43,608
American International Group, Inc.	311	19,416
American Tower Corp.	627	76,206
Ameriprise Financial, Inc.	254	32,939
Amgen, Inc.	299	49,057
Anadarko Petroleum Corp.	17,342	1,075,204
Anthem, Inc.	3,021	499,613
Apple Inc. (e)	14,118	2,028,192
Axalta Coating Systems Ltd. (b)	23,345	751,709
Axis Capital Holdings Ltd.	533	35,727
Bank of America Corp.	68,509	1,616,127
Bank of New York Mellon Corp.	384	18,136
Baxter International, Inc.	4,716	244,572
Bed Bath & Beyond, Inc. (a)	6,420	253,333
Berkshire Hathaway, Inc., Class A (b)	3	749,550
Berkshire Hathaway, Inc., Class B (b)	4,519	753,227
Biogen, Inc. (b)	668	182,645
Boeing Co.	192	33,957
Brookdale Senior Living, Inc. (b)	22,657	304,283
Capital One Financial Corp.	502	43,503
Cardinal Health, Inc.	525	42,814
Catalent, Inc. (b)	8,020	227,126
Caterpillar, Inc.	(2,999)	(278,187)
Centene Corp. (b)	4,657	331,858
Charles Schwab Corp.	9,952	406,141
Charter Communications, Inc., Class A (b)	1,263	413,405
Chevron Corp.	143	15,354
Chipotle Mexican Grill, Inc. (a)(b)	1,651	735,553
Chubb Ltd.	4,175	568,844
Cisco Systems, Inc.	797	26,939
Citigroup, Inc.	15,225	910,759
Cognizant Technology Solutions Corp., Class A (b)	6,721	400,034
Colgate-Palmolive Co.	915	66,969
Comcast Corp., Class A	28,182	1,059,361
CommScope Holding Co, Inc. (b)	15,870	661,938
Computer Sciences Corp.	668	46,099
Constellation Brands, Inc., Class A	241	39,059
Crown Castle International Corp.	245	23,140
Crown Holdings, Inc. (b)	518	27,428
Delta Air Lines, Inc.	10,067	462,679
Discover Financial Services	5,381	368,007
DISH Network Corp., Class A (b)	4,717	299,482
E.I. du Pont de Nemours & Co.	12,566	1,009,427
Edgewell Personal Care Co. (b)	10,415	761,753
Electronic Arts, Inc. (b)	3,593	321,645
EQT Corp.	3,801	232,241
Expedia, Inc.	2,253	284,261
Facebook, Inc., Class A (b)	8,373	1,189,385
Fifth Third Bancorp	669	16,993
Ford Motor Co.	23,723	276,136
Fortune Brands Home & Security, Inc.	4,010	244,009
General Dynamics Corp.	248	46,426
Gilead Sciences, Inc.	15,625	1,061,250
Global Payments, Inc.	3,479	280,686
Goldman Sachs Group, Inc.	2,605	598,421
Goodyear Tire & Rubber Co.	664	23,904

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
United States (continued)
H&R Block, Inc. (a)	10,475	$243,544
Hartford Financial Services Group, Inc.	1,196	57,492
HCA Holdings, Inc. (b)	6,026	536,254
Helmerich & Payne, Inc. (a)	397	26,428
Home Depot, Inc.	2,221	326,109
Illinois Tool Works, Inc.	210	27,819
Intel Corp.	925	33,365
International Paper Co.	718	36,460
Intuit, Inc.	2,586	299,950
Invitae Corp. (b)	7,897	87,341
Jawbone Health Hub, Inc. (Acquired 1/24/17, cost $0) (b)(f)	6,968	19,004
Johnson & Johnson	635	79,089
JPMorgan Chase & Co.	10,940	960,970
Kansas City Southern	7,699	660,266
KLA-Tencor Corp.	370	35,176
Lear Corp.	482	68,242
Liberty Broadband Corp., Class A (b)	1,443	122,785
Liberty Broadband Corp., Class C (b)	2,800	241,920
Liberty Media Corp. — Liberty Formula One (Acquired 1/23/17, cost $165,634) (b)(f)	6,035	199,633
Liberty Media Corp. — Liberty SiriusXM Group, Class A (b)	5,195	202,189
Liberty Media Corp. — Liberty SiriusXM Group, Class C (b)	9,740	377,717
Lookout, Inc. (Acquired 3/04/15, cost $16,643) (b)(f)	1,457	743
Lowe’s Cos., Inc.	12,216	1,004,277
LyondellBasell Industries NV, Class A	(2,498)	(227,793)
ManpowerGroup, Inc.	190	19,488
Marathon Oil Corp.	36,768	580,934
Marathon Petroleum Corp.	29,972	1,514,785
Marsh & McLennan Cos., Inc.	5,819	429,966
Masco Corp.	8,319	282,763
Mastercard, Inc., Class A	3,334	374,975
McDonald’s Corp.	335	43,419
McKesson Corp.	166	24,611
Medtronic PLC	1,171	94,336
Merck & Co., Inc.	2,842	180,581
MetLife, Inc.	8,863	468,144
Microsoft Corp.	5,329	350,968
Mohawk Industries, Inc. (b)	1,212	278,142
Mondelez International, Inc., Class A	1,913	82,412
Morgan Stanley	13,010	557,348
Mylan NV (b)	8,732	340,461
NextEra Energy Partners LP	6,638	219,917
NextEra Energy, Inc.	7,240	929,399
NIKE, Inc., Class B	3,951	220,189
Northrop Grumman Corp.	176	41,860
Nuance Communications, Inc. (b)	18,797	325,376
Omnicom Group, Inc.	217	18,708
Packaging Corp. of America	450	41,229
PepsiCo, Inc.	743	83,112
Pfizer, Inc.	40,023	1,369,187
Phillips 66	392	31,054
Prudential Financial, Inc.	362	38,618
Pure Storage, Inc., Class A (a)(b)	24,590	241,720
PVH Corp.	204	21,108
QUALCOMM, Inc.	14,097	808,322
Ralph Lauren Corp.	2,500	204,050
Raytheon Co.	201	30,653
Reinsurance Group of America, Inc.	308	39,110
Rockwell Automation, Inc.	183	28,495
Roper Technologies, Inc.	2,941	607,287
Sabre Corp.	15,039	318,676

Common Stocks		Shares	Value
United States (continued)
Schlumberger Ltd.		3,848	$300,529
Scripps Networks Interactive, Inc., Class A (a)		367	28,762
Sempra Energy		3,820	422,110
Simon Property Group, Inc.		2,436	419,065
Snap, Inc., Class A (a)(b)		13,632	307,129
Southwest Airlines Co.		7,981	429,059
Square, Inc., Class A (b)		8,509	147,036
St. Joe Co. (b)		26,899	458,628
Starbucks Corp.		4,897	285,936
Stryker Corp.		140	18,431
SunTrust Banks, Inc.		5,689	314,602
Target Corp.		9,503	524,471
Tenet Healthcare Corp. (a)(b)		21,877	387,442
Thermo Fisher Scientific, Inc.		452	69,427
Travelers Cos., Inc.		602	72,565
Tyson Foods, Inc., Class A		348	21,475
United Continental Holdings, Inc. (b)		13,271	937,463
United Rentals, Inc. (b)		289	36,139
UnitedHealth Group, Inc.		226	37,066
Unum Group		4,864	228,073
Urban Outfitters, Inc. (b)		7,638	181,479
Valero Energy Corp.		816	54,093
VeriFone Systems, Inc. (a)(b)		14,796	277,129
VeriSign, Inc. (a)(b)		495	43,119
Verizon Communications, Inc.		16,159	787,751
Vertex Pharmaceuticals, Inc. (b)		551	60,252
Visa, Inc., Class A		3,912	347,659
Vistra Energy Corp. (a)		2,472	40,294
VMware, Inc., Class A (a)(b)		3,086	284,344
WABCO Holdings, Inc. (b)		224	26,302
Walgreens Boots Alliance, Inc.		3,035	252,057
Wells Fargo & Co.		3,647	202,992
Western Digital Corp.		252	20,798
WestRock Co.		6,212	323,210
Whole Foods Market, Inc. (a)		15,451	459,204
Williams Cos., Inc.		16,900	500,071
Williams-Sonoma, Inc. (a)		6,467	346,761
Wyndham Worldwide Corp.		442	37,256
Zimmer Biomet Holdings, Inc.		5,485	669,773

			54,130,674
Total Common Stocks — 53.3%			111,946,062

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)	USD	89	97,952
Australia — 0.3%
Quintis Ltd., 8.75%, 8/01/23 (c)		577	571,230
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (b)(c)(g)		167	8,339
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		200	201,992
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (b)(g)(h)	SGD	400	—
China Milk Products Group Ltd., 0.00%, 1/05/12 (b)(g)(h)	USD	300	1,500

			203,492

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Corporate Bonds		Par (000)	Value
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18	USD	258	$259,506
Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c)(h)	EUR	300	372,240
India — 0.1%
REI Agro Ltd.:
5.50%, 11/13/14 (b)(c)(g)(h)	USD	220	1,100
5.50%, 11/13/14 (b)(g)(h)		152	760
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(h)(i)		189	213,570

			215,430
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	307,116
Telecom Italia SpA, 5.30%, 5/30/24 (c)		200	202,250

			509,366
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		142	127,623
8.00%, 2/15/24 (c)		55	58,300

			185,923
Netherlands — 0.1%
Bio City Development Co. BV, 8.00%, 7/06/18 (b)(c)(g)(h)		800	250,160
Singapore — 0.3%
CapitaLand Ltd., 1.95%, 10/17/23 (c)(h)	SGD	250	183,633
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	382	358,489

			542,122
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (c)(h)	EUR	200	209,541
Telefonica SA, 6.00%, 7/24/17 (h)		100	101,400

			310,941
Switzerland — 0.1%
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)	USD	200	203,384
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(h)		418	364,017
United Kingdom — 0.0%
Delta Topco Ltd. (2.00% PIK) (Acquired 1/24/17, cost $35,351), 2.00%, 7/23/19 (f)(j)		28	40,991
United States — 3.5%
AbbVie, Inc.:
2.50%, 5/14/20		187	188,275
2.30%, 5/14/21		150	148,117
Actavis Funding SCS, 3.00%, 3/12/20		152	154,594
AliphCom (Acquired 11/11/15, cost $48,000), 15.00%, 4/28/20 (b)(f)(g)(h)(k)		48	2,530
AliphCom (Acquired 4/27/15-7/21/15, cost $945,000), 15.00%, 4/28/20 (b)(f)(g)(h)(k)		945	49,801
Ally Financial, Inc., 3.50%, 1/27/19		106	106,795
American Express Credit Corp., 2.70%, 3/03/22		335	334,598
American Tower Corp., 3.40%, 2/15/19		74	75,654
Apple Inc., 3.35%, 2/09/27		290	293,469
AT&T Inc.:
2.38%, 11/27/18		215	216,490
3.00%, 6/30/22		345	343,204
Bank of America Corp.:
2.00%, 1/11/18		88	88,225
6.88%, 4/25/18		83	87,335
Series L, 2.60%, 1/15/19		85	85,885

Corporate Bonds		Par (000)	Value
United States (continued)
Berkshire Hathaway, Inc., 2.75%, 3/15/23	USD	122	$122,030
Cablevision Systems Corp., 5.88%, 9/15/22		66	66,577
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (c)		135	135,675
Cisco Systems, Inc., 2.20%, 2/28/21		121	121,052
Citigroup, Inc., 1.80%, 2/05/18		247	247,127
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		267	85,440
3.13%, 5/15/24 (h)		309	77,250
eBay, Inc., 3.80%, 3/09/22		85	88,457
Edgewell Personal Care Co.:
4.70%, 5/19/21		99	103,703
4.70%, 5/24/22		90	93,600
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		200	206,635
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		78	84,523
General Electric Co., 5.55%, 5/04/20		21	23,208
General Motors Financial Co., Inc.:
3.50%, 7/10/19		131	134,586
3.45%, 4/10/22		67	67,513
Goldman Sachs Group, Inc., 2.60%, 12/27/20		538	538,083
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25 (c)		120	121,464
Hughes Satellite Systems Corp., 7.63%, 6/15/21		30	33,075
Hyundai Capital America, 2.00%, 3/19/18 (c)		85	85,077
JPMorgan Chase & Co.:
2.30%, 8/15/21		236	233,549
4.35%, 8/15/21		72	77,055
1.94%, 1/15/23 (k)		191	192,449
Medtronic, Inc., 3.15%, 3/15/22		193	198,635
Mylan, Inc., 2.55%, 3/28/19		119	119,456
Oracle Corp., 1.90%, 9/15/21		267	262,360
QUALCOMM, Inc., 3.00%, 5/20/22		203	205,433
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		112	121,509
T-Mobile USA, Inc.:
4.00%, 4/15/22		27	27,439
6.00%, 4/15/24		110	117,287
Verizon Communications, Inc.:
3.13%, 3/16/22		1,072	1,077,767
2.45%, 11/01/22		41	39,548
2.63%, 8/15/26		87	79,443

			7,361,977
Total Corporate Bonds — 5.5%			11,497,070

Floating Rate Loan Interests (k)		Par (000)	Value
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.06%, 3/31/21		145	103,463
United States — 0.5%
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		127	90,134
FLLO Facility (First Lien), 8.38%, 9/30/20		75	64,641
Reserve Based Term Loan, 8.00%, 8/31/20		56	52,442
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 2.98%, 10/25/23		269	270,476
Neiman Marcus Group, Inc., Other Term Loan, 3.25%, 10/25/20		80	64,001
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.15%, 2/21/21		193	130,504

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Floating Rate Loan Interests (k)		Par (000)	Value
United States (continued)
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.56%, 12/16/20	USD	288	$236,524
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.29% - 4.56%, 12/16/20		40	32,898
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.56%, 12/16/20		15	12,271

			953,891
Total Floating Rate Loan Interests — 0.5%			1,057,354

Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 8.50%, 7/28/25 (c)		29	31,456
Brazil — 0.2%
Petrobras Global Finance BV, 6.13%, 1/17/22		258	270,771
Canada — 0.2%
Canada Housing Trust No. 1, 1.25%, 6/15/21	CAD	570	425,829
Mexico — 0.2%
Petroleos Mexicanos:
4.61%, 3/11/22 (c)(k)	USD	179	192,425
4.63%, 9/21/23		205	206,179

			398,604
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		252	252,626
Total Foreign Agency Obligations — 0.7%			1,379,286

Foreign Government Obligations		Par (000)	Value
Argentina — 0.8%
Republic of Argentina:
6.88%, 4/22/21 (c)		218	234,132
3.88%, 1/15/22	EUR	200	211,513
5.63%, 1/26/22 (c)	USD	186	190,464
7.50%, 4/22/26 (c)		357	379,491
6.88%, 1/26/27 (c)		345	349,830
7.13%, 7/06/36 (c)		401	388,168

			1,753,598
Australia — 1.4%
Commonwealth of Australia:
5.75%, 5/15/21	AUD	1,029	899,104
5.75%, 7/15/22		1,848	1,656,695
5.50%, 4/21/23		320	287,682

			2,843,481
Brazil — 1.2%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	1	617,839
Series F, 10.00%, 1/01/18		1	426,259
Series F, 10.00%, 1/01/23		3	1,112,422
Federative Republic of Brazil:
4.88%, 1/22/21	USD	137	144,364
2.63%, 1/05/23		200	185,500

			2,486,384

Foreign Government Obligations		Par (000)	Value
Canada — 1.3%
Canadian Government Bonds:
0.25%, 5/01/18	CAD	868	$649,624
0.50%, 8/01/18		2,212	1,659,803
0.75%, 3/01/21		556	413,694

			2,723,121
Germany — 0.5%
Bundesrepublik Deutschland, 0.00%, 8/15/26	EUR	943	982,221
Hungary — 0.3%
Republic of Hungary:
6.25%, 1/29/20	USD	169	185,135
6.38%, 3/29/21		476	536,095

			721,230
Indonesia — 0.2%
Republic of Indonesia:
6.88%, 1/17/18 (c)		100	103,993
2.63%, 6/14/23 (c)	EUR	275	307,306

			411,299
Japan — 1.1%
Government of Japan (2 Year):
0.10%, 3/15/18	JPY	124,300	1,120,453
0.10%, 10/15/18		130,500	1,178,310

			2,298,763
Mexico — 1.2%
United Mexican States:
Series M, 6.50%, 6/10/21	MXN	312	1,648,168
Series M-10, 8.50%, 12/13/18		159	874,076

			2,522,244
New Zealand — 0.5%
New Zealand Government Bonds, 6.00%, 5/15/21	NZD	1,253	997,988
Poland — 0.8%
Republic of Poland:
5.00%, 3/23/22	USD	78	85,608
3.25%, 7/25/25	PLN	2,082	523,637
2.50%, 7/25/26		2,091	490,415
2.50%, 7/25/27		2,479	571,601

			1,671,261
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21	EUR	354	411,495
Romania — 0.1%
Republic of Romania, 4.75%, 2/24/25	RON	815	205,630
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 2.38%, 10/26/21 (c)	USD	250	245,625
United Kingdom — 0.8%
United Kingdom Gilt:
1.25%, 7/22/18	GBP	584	742,215
1.75%, 7/22/19		266	345,599
0.50%, 7/22/22		536	670,266
2.00%, 9/07/25		25	34,013

			1,792,093
Total Foreign Government Obligations — 10.5%			22,066,433

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Investment Companies		Shares	Value
ETFS Physical Palladium Shares (b)(l)		1,649	$126,033
ETFS Physical Platinum Shares (b)(l)		1,392	126,547
ETFS Physical Swiss Gold Shares (b)(l)		5,694	689,486
iShares Gold Trust (b)(l)(m)		55,980	672,320
SPDR Gold Shares ETF (b)(e)(l)		45,034	5,346,436
Total Investment Companies — 3.3%			6,960,822

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 3.96%, 8/20/25 (c)(k)	GBP	140	170,457

Preferred Securities		Par (000)	Value
Capital Trusts
United Kingdom — 0.3%
HSBC Holdings PLC, 6.38% (k)(n)	USD	235	236,469
Lloyds Bank PLC, 13.00% (k)(n)	GBP	155	352,617

			589,086
United States — 0.7%
American Express Co., Series C, 4.90% (k)(n)	USD	109	108,864
Citigroup, Inc., Series O, 5.88% (k)(n)		204	211,013
General Electric Co.:
6.38%, 11/15/67 (k)		109	110,635
Series D, 5.00% (k)(n)		173	182,515
Goldman Sachs Group, Inc.:
Series L, 5.70% (k)(n)		168	173,695
Series M, 5.38% (k)(n)		176	179,960
Intel Corp., 3.25%, 8/01/39 (h)		61	106,559
Morgan Stanley, Series H, 5.45% (k)(n)		125	127,263
NBCUniversal Enterprise, Inc., 5.25% (c)(n)		100	105,000
Prudential Financial, Inc.:
5.88%, 9/15/42 (k)		93	101,068
5.63%, 6/15/43 (k)		63	67,505
USB Capital IX, 3.50% (k)(n)		46	39,100

			1,513,177
Total Capital Trusts — 1.0%			2,102,263

Preferred Stocks		Shares	Value
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.20%		1,317	191,994
Ireland — 0.1%
Allergan PLC, Series A, 5.50% (b)(h)		348	295,723
Taiwan — 0.0%
Cathay Financial Holding Co. Ltd. — Preference Shares (b)		1,804	3,680
United States — 2.0%
American Tower Corp., Series A, 5.25% (h)		886	101,199
Anthem, Inc., 5.25% (h)		8,388	427,788
Dominion Resources, Inc.:
6.38% (a)(h)		1,910	96,073
Series A, 6.75% (h)		6,984	355,346

Preferred Stocks		Shares	Value
United States (continued)
Domo, Inc., Series D-2 (Acquired 4/01/15-7/06/15, cost $380,451), 0.00% (b)(f)		45,122	$375,866
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990), 0.00% (b)(f)		36,437	410,645
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $127,944), 0.00% (b)(f)		46,081	132,252
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, cost $243,061), 0.00% (b)(f)		21,278	210,652
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246), 0.00% (b)(f)		44,412	352,631
Stericycle, Inc., 5.25% (a)(h)		1,703	121,850
U.S. Bancorp:
Series F, 6.50% (k)		3,743	107,274
Series G, 6.00% (k)		1,522	38,050
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728), 0.00% (b)(f)		26,992	1,407,363
Wells Fargo & Co., Series L, 7.50% (h)		70	86,800

			4,223,789
Total Preferred Stocks — 2.2%			4,715,186

Trust Preferreds		Shares	Value
United States — 0.5%
Citigroup Capital XIII, 7.41%, 10/30/40 (k)		7,625	203,206
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (a)(k)		8,533	216,994
Mandatory Exchangeable Trust, 5.75%, 6/03/19 (b)(c)(h)		3,317	429,386
Welltower, Inc., Series I, 6.50% (h)(n)		3,373	212,904
Total Trust Preferreds — 0.5%			1,062,490
Total Preferred Securities — 3.7%			7,879,939

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Notes:
0.13%, 7/15/26	USD	1,417	1,382,816
0.38%, 1/15/27		597	594,114
U.S. Treasury Notes:
0.75%, 12/31/17 (l)		2,500	2,494,924
1.13%, 7/31/21		478	463,197
1.88%, 1/31/22-2/28/22		12,959	12,930,653
2.25%, 2/15/27		4,304	4,249,025
Total U.S. Treasury Obligations — 10.5%			22,114,729

Warrants		Shares
Australia — 0.0%
Quintis Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	13,204
Total Long-Term Investments (Cost — $175,726,273) — 88.1%			185,085,356

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Short-Term Securities
Foreign Agency Obligations (o)		Par (000)	Value
Japan — 2.7%
Japan Treasury Discount Bills:
0.36%, 4/10/17-6/12/17	JPY	510,000	$4,581,909
0.30%, 4/24/17		130,000	1,167,823
Total Foreign Agency Obligations — 2.7%			5,749,732

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (m)(p)		1,292,968	1,292,968
SL Liquidity Series, LLC, Money Market Series, 1.11% (m)(p)(q)		6,798,514	6,799,193
Total Money Market Funds — 3.8%			8,092,161
Time Deposits		Par (000)
Europe — 0.1%
BNP Paribas SA, (0.57)%, 4/01/17	EUR	117	116,546
Japan — 0.0%
Brown Brothers Harriman & Co., (0.27)%, 4/01/17	JPY	6	6,294
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/17	GBP	2	1,857
Total Time Deposits — 0.1%			124,697

U.S. Treasury Obligations
U.S. Treasury Bills (o):
0.53%, 4/20/17-5/25/17	USD	9,801	9,796,937
0.52%, 4/27/17		1,000	999,513
0.47%, 5/04/17		1,000	999,406
0.56%, 5/11/17		1,000	999,241
0.75%, 6/22/17		4,000	3,993,312
Total U.S. Treasury Obligations — 8.0%			16,788,409
Total Short-Term Securities (Cost — $30,588,237) — 14.6%			30,754,999

Options Purchased		Value
(Cost — $1,300,870) — 0.8%		$1,721,068
Total Investments Before Investments Sold Short and Options Written (Cost — $207,615,380*) — 103.5%		217,561,423

Investments Sold Short	Shares
Bank of Montreal	3,864	(288,612)
Procter & Gamble Co.	3,613	(324,628)
Prologis, Inc.	7,960	(412,965)
Royal Bank of Canada	4,823	(351,393)
Total Investments Sold Short (Proceeds — $1,277,142) — (0.6)%		(1,377,598)

Options Written
(Premiums Received — $555,598) — (0.2)%		(329,214)
Total Investments Net of Investments Sold Short and Options Written — 102.7%		215,854,611
Liabilities in Excess of Other Assets — (2.7)%		(5,650,275)

Net Assets — 100.0%		$210,204,336

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$208,752,983

Gross unrealized appreciation	$17,216,925
Gross unrealized depreciation	(8,408,485)

Net unrealized appreciation	$8,808,440

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,202,111 and an original cost of $3,349,048 which was 1.5% of its net assets.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Variable rate security. Rate as of period end.

(l)	All or a portion of the security is held by a wholly-owned subsidiary.

(m)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,555,606	—		(6,262,638)[2]	1,292,968	$1,292,968	$5,256		—	—
iShares Gold Trust	55,980	—		—	55,980	672,320	—		—	$52,062
iShares iBoxx $ High Yield Corporate Bond ETF	2,422	—		(2,422)	—	—	1,856		$7,270	(6,984)
SL Liquidity Series, LLC, Money Market Series	4,503,029	2,295,485	[3]	—	6,798,514	6,799,193	8,492	[4]	115	36
Total						$8,764,481	$15,604		$7,385	$45,114

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Perpetual security with no stated maturity date.

(o)	Rates are discount rates or a range of discount rates at the time of purchase.

(p)	Current yield as of period end.

(q)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
18	SGX CNX Nifty Index	April 2017	USD	331,128	$ 2,266
(6)	Euro STOXX 50 Index	June 2017	USD	219,292	(6,006)
(1)	FTSE 100 Index	June 2017	USD	91,155	161
(8)	NASDAQ 100 E-Mini Index	June 2017	USD	870,160	(7,383)
(4)	Nikkei 225 Yen Index	June 2017	USD	340,609	4,483
(27)	S&P 500 E-Mini Index	June 2017	USD	3,184,920	16,795
Total					$10,316

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	58,771,440	USD	519,501	Credit Suisse International	4/07/17	$ 8,552
JPY	59,273,240	USD	523,183	Goldman Sachs International	4/07/17	9,378
USD	520,000	JPY	58,771,440	Credit Suisse International	4/07/17	(8,053)
USD	520,000	JPY	59,273,240	Goldman Sachs International	4/07/17	(12,562)
USD	2,164,727	JPY	250,000,000	Deutsche Bank AG	4/10/17	(81,761)
USD	1,133,233	JPY	130,000,000	Barclays Bank PLC	4/24/17	(35,604)
NOK	1,692,000	USD	197,941	Morgan Stanley & Co. International PLC	4/27/17	(825)
USD	194,191	AUD	256,000	Deutsche Bank AG	4/28/17	(1,296)
USD	544,173	NZD	743,000	UBS AG	5/04/17	23,788
USD	529,963	AUD	688,000	Citibank N.A.	5/10/17	4,712
USD	522,040	AUD	678,000	Goldman Sachs International	5/10/17	4,423
USD	546,968	NZD	748,000	JPMorgan Chase Bank N.A.	5/10/17	23,170
USD	317,131	JPY	36,061,000	Deutsche Bank AG	5/11/17	(7,298)
USD	631,580	ZAR	8,381,000	UBS AG	5/19/17	12,278
USD	517,000	MXN	10,377,772	Goldman Sachs International	6/08/17	(31,306)
USD	2,304,944	JPY	260,000,000	Credit Suisse International	6/12/17	(37,201)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	511,000	BRL	1,651,756	Goldman Sachs International	6/19/17	$(6,895)
EUR	194,000	PLN	835,306	Deutsche Bank AG	6/26/17	(2,642)
EUR	290,000	PLN	1,245,188	Deutsche Bank AG	6/27/17	(3,058)
Total						$(142,200)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	USD	1.12	EUR	1,294	—	—
TOPIX Index	Call	BNP Paribas S.A.	4/14/17	JPY	1,575.00		—	49,137	$403
TOPIX Index	Call	Morgan Stanley & Co. International PLC	4/14/17	JPY	1,550.00		—	39,269	1,354
EUR Currency	Call	Goldman Sachs International	4/20/17	USD	1.10	EUR	873	—	373
EUR Currency	Call	Deutsche Bank AG	5/04/17	USD	1.11	EUR	920	—	1,155
EUR Currency	Call	UBS AG	5/12/17	USD	1.10	EUR	1,325	—	5,089
TOPIX Index	Call	Société Générale	5/12/17	JPY	1,575.00		—	65,507	5,094
USD Currency	Call	JPMorgan Chase Bank N.A.	5/18/17	JPY	114.50	USD	1,321	—	4,472
USD Currency	Call	UBS AG	5/18/17	JPY	116.00	USD	1,326	—	2,084
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	6,695	38,726
SPDR Gold Trust ETF[1]	Call	Société Générale	5/19/17	USD	120.00		—	5,333	8,879
EUR Currency	Call	JPMorgan Chase Bank N.A.	5/25/17	USD	1.10	EUR	1,327	—	7,272
TOPIX Index	Call	BNP Paribas S.A.	6/09/17	JPY	1,550.00		—	39,328	8,451
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	157	52,106
USD Currency	Call	UBS AG	6/20/17	MXN	19.40	USD	666	—	10,865
EUR Currency	Call	BNP Paribas S.A.	6/21/17	USD	1.13	EUR	1,333	—	3,769
USD Currency	Call	Morgan Stanley & Co. International PLC	6/23/17	JPY	113.50	USD	1,334	—	12,155
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	6/30/17	USD	120.00		—	7,987	20,333
TOPIX Index	Call	Goldman Sachs International	7/14/17	JPY	1,600.00		—	66,062	9,703
EUR Currency	Call	UBS AG	7/20/17	USD	1.13	EUR	1,333	—	6,346
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	7/21/17	USD	121.00		—	6,026	15,146
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	8/18/17	USD	121.00		—	5,685	16,771
GBP Currency	Call	JPMorgan Chase Bank N.A.	8/21/17	USD	1.28	GBP	1,327	—	24,126
TOPIX Index	Call	UBS AG	9/08/17	JPY	1,600.00		—	44,924	10,999
Apple Inc.	Call	UBS AG	9/15/17	USD	110.00		—	6,962	245,479
SPDR Gold Trust ETF[1]	Call	Morgan Stanley & Co. International PLC	9/29/17	USD	122.00		—	7,586	25,792
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/20/17	USD	122.00		—	4,701	17,340
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	11/17/17	USD	120.00		—	5,787	29,346
Aflac, Inc.	Call	Goldman Sachs International	1/19/18	USD	85.00		—	3,713	743
Allstate Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	2,365	12,535
BB&T Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	5,163	31,236
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	5,285	58,928
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	7,243	35,491
CIT Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	42.00		—	3,176	14,451
Citigroup, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	7,243	56,495
CME Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	115.00		—	2,541	23,631
Comerica, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	4,441	65,727
E*TRADE Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	35.00		—	6,578	26,641

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/18	USD	25.00		—	7,243	$17,963
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/18	USD	45.00		—	6,539	17,165
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/18	USD	70.00		—	7,243	138,160
KeyCorp	Call	Goldman Sachs International	1/19/18	USD	15.00		—	7,243	25,532
Lincoln National Corp.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	4,399	53,448
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/18	CAD	22.00		—	7,243	12,745
MetLife, Inc.	Call	Goldman Sachs International	1/19/18	USD	52.50		—	7,243	32,956
Morgan Stanley	Call	Goldman Sachs International	1/19/18	USD	35.00		—	7,243	65,187
Regions Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	12.00		—	7,243	22,272
State Street Corp.	Call	Goldman Sachs International	1/19/18	USD	72.50		—	4,900	53,655
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	7,243	36,577
Synchrony Financial	Call	Goldman Sachs International	1/19/18	USD	35.00		—	7,243	22,815
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	6,173	17,593
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/18	USD	135.00		—	2,240	4,424
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	8,100	34,425
Zions Bancorp	Call	Goldman Sachs International	1/19/18	USD	35.00		—	5,938	48,989
EUR Currency	Call	UBS AG	3/27/18	USD	1.20	EUR	5,338	—	35,419
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55		—	77	19,514
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	59,177.00		—	35	255
		Morgan Stanley & Co.
Russell 2000 Index	Put	International PLC	4/21/17	USD	1,350.00		—	984	6,839
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,325.00		—	595	4,968
		Morgan Stanley & Co.
Russell 2000 Index	Put	International PLC	5/19/17	USD	1,335.00		—	657	8,890
Russell 2000 Index	Put	UBS AG	5/19/17	USD	1,360.00		—	594	12,474
S&P 500 Index	Put	BNP Paribas S.A.	5/19/17	USD	2,330.00		—	330	8,069
S&P 500 Index	Put	Citibank N.A.	5/19/17	USD	2,325.00		—	792	18,295
S&P 500 Index	Put	Bank of America N.A.	6/16/17	USD	2,300.00		—	789	22,171
USD Currency	Put	BNP Paribas S.A.	6/16/17	NOK	8.30	USD	664	—	3,321
Total									$1,653,627

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
	Bank of America
10-Year Interest Rate Swap	N.A.	Call	2.04%	Receive	3-month LIBOR	4/11/17	USD	5,271	$15
	Bank of America
10-Year Interest Rate Swap	N.A.	Call	2.23%	Receive	3-month LIBOR	4/20/17	USD	2,691	2,247
	Goldman Sachs
5-Year Interest Rate Swap	International	Call	2.00%	Receive	3-month LIBOR	5/12/17	USD	5,382	12,145
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Receive	3-month LIBOR	5/23/17	USD	13,381	18,674
2-Year Forward/2-Year	Goldman Sachs
Interest Rate Swap	International	Call	2.25%	Receive	3-month LIBOR	6/02/17	USD	10,712	25,671
	Goldman Sachs				6-month
30-Year Interest Rate Swap	International	Put	1.50%	Pay	EURIBOR	6/09/17	EUR	481	8,619
					6-month JPY
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	LIBOR	4/04/18	JPY	64,546	70
Total									$67,441

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC Barrier Put Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	77	$(15,520)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Goldman Sachs International	4/05/17	MXN	21.75	USD	651	—	—
USD Currency	Call	UBS AG	4/05/17	NOK	9.05	USD	651	—	—
USD Currency	Call	Barclays Bank PLC	4/06/17	JPY	121.75	USD	1,305	—	—
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Call	Bank of America N.A.	4/12/17	BRL	64,946.76		—	35	$(12,098)
USD Currency	Call	Goldman Sachs International	4/13/17	JPY	119.00	USD	1,284	—	(1)
NZD Currency	Call	Goldman Sachs International	5/04/17	USD	0.73	NZD	912	—	(285)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/18/17	JPY	120.00	USD	1,321	—	(184)
		Morgan Stanley & Co.
Russell 2000 Index	Call	International PLC	5/19/17	USD	1,435.00		—	657	(4,759)
Russell 2000 Index	Call	UBS AG	5/19/17	USD	1,460.00		—	594	(2,970)
S&P 500 Index	Call	Bank of America N.A.	6/16/17	USD	2,390.00		—	789	(24,208)
USD Currency	Call	BNP Paribas S.A.	6/16/17	NOK	8.85	USD	664	—	(4,688)
USD Currency	Call	UBS AG	6/20/17	MXN	20.40	USD	1,332	—	(7,815)
		Morgan Stanley & Co.
SPDR Gold Trust ETF[1]	Call	International PLC	6/30/17	USD	140.00		—	7,987	(879)
		Morgan Stanley & Co.
SPDR Gold Trust ETF[1]	Call	International PLC	7/21/17	USD	143.00		—	6,026	(888)
GBP Currency	Call	JPMorgan Chase Bank N.A.	8/21/17	USD	1.34	GBP	2,654	—	(12,710)
TOPIX Index	Call	UBS AG	9/08/17	JPY	1,750.00		—	44,924	(1,622)
Apple Inc.	Call	UBS AG	9/15/17	USD	130.00		—	6,962	(114,934)
		Morgan Stanley & Co.
SPDR Gold Trust ETF[1]	Call	International PLC	9/29/17	USD	145.00		—	7,586	(2,617)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/20/17	USD	146.00		—	4,701	(1,879)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	11/17/17	USD	137.00		—	5,787	(6,192)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	1/22/18	MXN	26.00	USD	658	—	(1,848)
		Morgan Stanley & Co.
EUR Currency	Put	International PLC	4/06/17	USD	1.05	EUR	1,294	—	(66)
USD Currency	Put	Barclays Bank PLC	4/06/17	JPY	109.00	USD	1,305	—	(457)
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	4/12/17	BRL	50,300.45		—	35	(1)
USD Currency	Put	Goldman Sachs International	4/13/17	JPY	108.00	USD	1,284	—	(712)
EUR Currency	Put	Goldman Sachs International	4/20/17	USD	1.03	EUR	873	—	(143)
		Morgan Stanley & Co.
Russell 2000 Index	Put	International PLC	4/21/17	USD	1,250.00		—	984	(1,009)
S&P 500 Index	Put	Deutsche Bank AG	4/21/17	USD	2,175.00		—	595	(669)
NZD Currency	Put	Goldman Sachs International	5/04/17	USD	0.66	NZD	912	—	(103)
USD Currency	Put	JPMorgan Chase Bank N.A.	5/18/17	JPY	108.00	USD	1,321	—	(6,592)
USD Currency	Put	UBS AG	5/18/17	JPY	108.50	USD	1,326	—	(7,842)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00		—	6,695	(10)
		Morgan Stanley & Co.
Russell 2000 Index	Put	International PLC	5/19/17	USD	1,215.00		—	657	(3,986)
Russell 2000 Index	Put	UBS AG	5/19/17	USD	1,260.00		—	594	(2,911)
S&P 500 Index	Put	BNP Paribas S.A.	5/19/17	USD	2,160.00		—	330	(1,635)

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
S&P 500 Index	Put	Citibank N.A.	5/19/17	USD	2,175.00		—	792	$(4,435)
S&P 500 Index	Put	Bank of America N.A.	6/16/17	USD	2,150.00		—	789	(7,338)
EUR Currency	Put	BNP Paribas S.A.	6/21/17	USD	1.04	EUR	1,333	—	(10,610)
USD Currency	Put	Morgan Stanley & Co. International PLC	6/23/17	JPY	105.25	USD	1,334	—	(5,792)
TOPIX Index	Put	Goldman Sachs International	7/14/17	JPY	1,475.00		—	33,031	(11,124)
EUR Currency	Put	UBS AG	7/20/17	USD	1.05	EUR	1,333	—	(14,220)
Apple Inc.	Put	UBS AG	9/15/17	USD	100.00		—	6,962	(5,443)
SPDR Gold Trust ETF[1]	Put	Morgan Stanley & Co. International PLC	9/29/17	USD	105.00		—	7,586	(4,498)
SPDR Gold Trust ETF[1]	Put	JPMorgan Chase Bank N.A.	10/20/17	USD	105.00		—	4,701	(3,321)
SPDR Gold Trust ETF[1]	Put	JPMorgan Chase Bank N.A.	11/17/17	USD	103.00		—	5,787	(3,935)
Total									$(297,429)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.13%	Pay	3-month LIBOR	4/20/17	USD	2,691	$(555)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.80%	Pay	3-month LIBOR	5/12/17	USD	5,382	(2,339)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Pay	3-month LIBOR	5/23/17	USD	20,072	(4,065)
2-Year Forward/2-Year Interest Rate Swap	Goldman Sachs International	Call	2.00%	Pay	3-month LIBOR	6/02/17	USD	10,755	(9,306)
Total									$(16,265)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY.27.V2	5.00%	12/20/21	USD	126	$(1,454)
CDX.NA.IG.27.V1	1.00%	12/20/21	USD	90	(347)
Total					$(1,801)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.06%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,490	$(29,819)
1.02%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,490	(31,054)
1.02%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,490	(30,983)
0.99%[1]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,490	(31,796)
1.18%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,508	(26,827)
1.22%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,508	(25,779)
1.21%[1]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,508	(26,113)
0.42%[3]	6-month EURIBOR	3/07/18[2]	3/07/23	EUR	2,368	(3,619)
2.40%[1]	3-month LIBOR	3/07/18[2]	3/07/23	USD	2,675	14,142
0.37%[3]	6-month EURIBOR	N/A	8/15/26	EUR	943	28,725
3.03%[3]	3-month LIBOR	4/19/22[2]	4/19/27	USD	3,568	(40,446)
0.94%[3]	6-month EURIBOR	7/31/17[2]	7/31/27	EUR	1,250	(13,850)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.56%[1]	3-month LIBOR	7/31/17[2]	7/31/27	USD	1,462	$15,755
Total						$(201,664)

1 The Fund pays the floating rate and receives the fixed rate.

2 Forward swap.

3 The Fund pays the fixed rate and receives the floating rate.

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10% JPY	1.84%	JPY	49,750	USD	442	Bank of America N.A.	3/15/2018	$(4,709)	—	$(4,709)
0.10% JPY	1.96%	JPY	74,550	USD	657	Bank of America N.A.	3/15/2018	(11,010)	—	(11,010)
0.10% JPY	2.01%	JPY	130,500	USD	1,261	Bank of America N.A.	10/15/2018	109,769	—	109,769
Total								$94,050	—	$94,050

1 At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps
Reference Entity	Fixed Amount/ Floating Rate			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	13,220,400	[1]	BNP Paribas S.A.	4/02/18	JPY	4	$8,045	—	$ 8,045
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	6,675,000	[1]	BNP Paribas S.A.	4/02/18	JPY	2	3,440	—	3,440
Euro STOXX 50 Index Dividend Future December 2018	EUR	113,475	[1]	BNP Paribas S.A.	12/21/18	EUR	10	6,001	—	6,001
Euro STOXX 50 Index Dividend Future December 2018	EUR	67,800	[1]	BNP Paribas S.A.	12/21/18	EUR	6	3,905	—	3,905
Euro STOXX 50 Index Dividend Future December 2018	EUR	54,650	[1]	BNP Paribas S.A.	12/21/18	EUR	5	5,227	—	5,227
Euro STOXX 50 Index Dividend Future December 2018	EUR	55,950	[1]	BNP Paribas S.A.	12/21/18	EUR	5	3,840	—	3,840
S&P 500 Annual Dividend Index Future December 2018	USD	140,250	[1]	BNP Paribas S.A.	12/21/18	USD	12	15,900	—	15,900
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	13,676,000	[1]	BNP Paribas S.A.	3/29/19	JPY	4	13,258	—	13,258
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	6,875,000	[1]	BNP Paribas S.A.	3/29/19	JPY	2	6,297	—	6,297

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount/ Floating Rate			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
Euro STOXX 50 Index Dividend Future December 2019	EUR	70,770	[1]	BNP Paribas S.A.	12/20/19	EUR	7	$11,276	—	$11,276
Euro STOXX 50 Index Dividend Future December 2019	EUR	61,020	[1]	BNP Paribas S.A.	12/20/19	EUR	6	9,281	—	9,281
Euro STOXX 50 Index Dividend Future December 2019	EUR	51,600	[1]	BNP Paribas S.A.	12/20/19	EUR	5	7,201	—	7,201
Euro STOXX 50 Index Dividend Future December 2019	EUR	30,150	[1]	BNP Paribas S.A.	12/20/19	EUR	3	5,025	—	5,025
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	10,200,000	[1]	BNP Paribas S.A.	3/31/20	JPY	3	13,312	—	13,312
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	6,980,000	[1]	BNP Paribas S.A.	3/31/20	JPY	2	7,258	—	7,258
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	6,992,000	[1]	BNP Paribas S.A.	3/31/20	JPY	2	7,150	—	7,150
Euro STOXX 50 Index Dividend Future December 2020	EUR	58,140	[1]	BNP Paribas S.A.	12/18/20	EUR	6	10,241	—	10,241
Euro STOXX 50 Index Dividend Future December 2020	EUR	53,450	[1]	BNP Paribas S.A.	12/18/20	EUR	5	3,254	—	3,254
Euro STOXX 50 Index Dividend Future December 2020	EUR	38,520	[1]	BNP Paribas S.A.	12/18/20	EUR	4	7,126	—	7,126
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,240	[1]	BNP Paribas S.A.	12/18/20	EUR	2	3,584	—	3,584
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,280	[1]	BNP Paribas S.A.	12/18/20	EUR	2	3,542	—	3,542
Euro STOXX 50 Index Dividend Future December 2020	EUR	19,240	[1]	BNP Paribas S.A.	12/18/20	EUR	2	3,414	—	3,414
Euro STOXX 50 Index Dividend Future December 2020	EUR	9,620	[1]	BNP Paribas S.A.	12/18/20	EUR	1	1,814	—	1,814
S&P 500 Annual Dividend Index Future December 2020	USD	59,969	[1]	Goldman Sachs International	12/18/20	USD	5	12,031	—	12,031
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	7,760,000	[1]	BNP Paribas S.A.	4/01/21	JPY	2	1,240	—	1,240
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	3,827,500	[1]	BNP Paribas S.A.	4/01/21	JPY	1	1,091	—	1,091

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount/ Floating Rate			Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	3,855,000	[1]	BNP Paribas S.A.	4/01/21	JPY	1	$844	—	$ 844
Euro STOXX 50 Index Dividend Future December 2021	EUR	30,900	[1]	BNP Paribas S.A.	12/17/21	EUR	3	2,144	—	2,144
Euro STOXX 50 Index Dividend Future December 2021	EUR	21,360	[1]	BNP Paribas S.A.	12/17/21	EUR	2	683	—	683
S&P 500 Annual Dividend Index Future December 2021	USD	72,825	[1]	BNP Paribas S.A.	12/17/21	USD	6	16,950	—	16,950
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	3,975,000	[1]	BNP Paribas S.A.	4/01/22	JPY	1	189	—	189
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	7,860,000	[1]	BNP Paribas S.A.	4/01/22	JPY	2	1,186	—	1,186
Total								$195,749	—	$195,749

1 Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$994,956	—	$994,956
Canada	$1,224,322	—	—	1,224,322
China	795,057	349,071	—	1,144,128
Czech Republic	—	43,046	—	43,046
Finland	—	634,599	—	634,599
France	21,882	6,660,513	—	6,682,395
Germany	—	3,615,679	—	3,615,679
Hong Kong	48,994	971,467	—	1,020,461
India	—	2,046,108	—	2,046,108
Indonesia	—	248,348	—	248,348
Ireland	570,755	541,591	—	1,112,346
Italy	555,739	1,250,762	—	1,806,501
Japan	—	19,849,752	—	19,849,752
Mexico	160,939	—	—	160,939
Netherlands	200,855	1,932,630	—	2,133,485
Portugal	—	104,263	—	104,263
Singapore	—	686,857	—	686,857
South Korea	89,104	1,155,520	—	1,244,624
Spain	—	1,002,812	—	1,002,812
Sweden	—	1,202,036	—	1,202,036
Switzerland	—	1,746,326	—	1,746,326
Taiwan	—	692,218	—	692,218
Thailand	167,536	136,321	—	303,857
United Arab Emirates	—	429,629	—	429,629
United Kingdom	2,741,910	4,943,791	—	7,685,701
United States	53,911,294	199,633	$19,747	54,130,674
Corporate Bonds	—	11,150,228	346,842	11,497,070
Floating Rate Loan Interests	—	775,661	281,693	1,057,354
Foreign Agency Obligations	—	1,379,286	—	1,379,286
Foreign Government Obligations	—	22,066,433	—	22,066,433
Investment Companies	6,960,822	—	—	6,960,822
Non-Agency Mortgage-Backed Securities	—	170,457	—	170,457
Preferred Securities	2,263,207	2,727,323	2,889,409	7,879,939
U.S. Treasury Obligations	—	22,114,729	—	22,114,729
Warrants	13,204	—	—	13,204
Short Term Investments:
Foreign Agency Obligations	—	5,749,732	—	5,749,732
Money Market Funds	1,292,968	—	—	1,292,968
Time Deposits	—	124,697	—	124,697
U.S. Treasury Obligations	—	16,788,409	—	16,788,409
Options Purchased:
Equity contracts	—	1,537,181	—	1,537,181
Foreign currency exchange contracts	—	116,446	—	116,446
Interest rate contracts	—	67,441	—	67,441
Liabilities:
Investments Sold Short	(1,377,598)	—	—	(1,377,598)

Subtotal	$69,640,990	$136,205,951	$3,537,691	$209,384,632

Investments Valued at NAV[1]				6,799,193

Total Investments				$216,183,825

[1]	As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$23,705	$195,749	—	$219,454
Foreign Currency Exchange Contracts	—	86,301	—	86,301
Interest rate contracts	—	168,391	—	168,391
Liabilities:
Credit contracts	—	(1,801)	—	(1,801)
Equity contracts	(13,389)	(238,881)	—	(252,270)
Foreign Currency Exchange Contracts	—	(302,569)	—	(302,569)
Interest rate contracts	—	(292,270)	—	(292,270)

Total	$10,316	$(385,080)	—	$(374,764)

[1]   Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2016	$26,557	$730,297	$361,469	$2,787,601	$3,905,924
Transfers into Level 3	—	—	274,957	—	274,957
Transfers out of Level 3	—	—	(88,552)	—	(88,552)
Accrued discounts/premiums	—	(104)	60	—	(44)
Net realized gain (loss)	(152,150)	(81,261)	1,309	—	(232,102)
Net change in unrealized appreciation (depreciation)[2]	221,188	(38,564)	8,227	101,808	292,659
Purchases	—	72,942	—	—	72,942
Sales	(75,848)	(336,468)	(275,777)	—	(688,093)

Closing Balance, as of March 31, 2017	$19,747	$346,842	$281,693	$2,889,409	$3,537,691

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	$11,661	$(32,696)	$7,591	$101,808	$88,364

[2]   Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $285,053.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[3]	$19,747	Market	Billings Multiple[1]	6.50x	—
			Priced to Last Financing Round[1]	—	—
			Time to Exit[2]	0 - 1year	—
			Volatility[1]	35.10%	—
Corporate Bonds	343,482	Income	Discount Rate[2]	17.50%	—
		Market	Recovery Rate[1]	—	—
			Volatility[1]	36.30%	—
			Yield[2]	11.25%	—
Preferred Stocks[3,4]	2,889,409	Market	Billings Multiple[1]	6.50x	—
			Discount Rate[2]	20.00%	—
			Revenue Growth Rate[1]	83.00% - 187.00%	156.71%
			Revenue Multiple[1]	7.50x - 18.25x	11.77x
			Scenario Probability[1]	5.00% - 75.00%	—
			Time to Exit[2]	0-2 years	—
			Volatility[1]	35.10% - 51.00%	41.22%

Total	$3,252,638

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique changed for certain investments in common stocks and preferred stocks amounting to $211,395 from a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”) to using only OPM. The change was due to consideration of liquidation preferences and exit strategy.

[4]

For the period ended March 31, 2017, the valuation technique changed for certain investments in preferred stocks amounting to $375,866 from a hybrid model using PWERM and OPM to using only PWERM. The change was due to consideration of liquidity and exit strategy.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	19

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Government Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.88%, 3/28/18	$1,800	$1,796,008
Fannie Mae Discount Notes, 0.53%, 5/01/17 (a)	1,645	1,644,322
Fannie Mae Variable Rate Notes: (b)
1.00%, 07/20/17	2,000	1,999,970
0.94%, 08/16/17	1,500	1,499,944
0.84%, 10/05/17	1,000	999,923
Federal Farm Credit Bank Discount Notes: (a)
0.69%, 9/29/17	575	573,027
0.76%, 11/03/17	285	283,712
0.90%, 11/28/17	2,500	2,485,063
0.82%, 12/15/17	995	989,198
Federal Farm Credit Bank Variable Rate Notes: (b)
0.99%, 9/22/17	2,000	1,999,952
1.05%, 11/20/17	1,000	999,968
0.96%, 1/23/18	430	430,003
Federal Home Loan Bank:
0.84%, 9/08/17	1,670	1,669,199
0.88%, 3/19/18	1,000	997,832
Federal Home Loan Bank Discount Notes: (a)
0.55%, 4/05/17	2,270	2,269,931
0.53%, 4/07/17	3,235	3,234,811
0.52%, 4/10/17	4,000	3,999,596
0.49%, 4/11/17	1,100	1,099,880
0.53%, 4/24/17	1,500	1,499,536
0.55%, 5/01/17	1,500	1,499,358
0.55%, 5/03/17	1,600	1,599,273
0.58%, 5/22/17	1,545	1,543,791
0.63%, 7/19/17	2,000	1,996,285
0.64%, 8/01/17	2,810	2,804,005
0.68%, 8/22/17	695	693,149
0.68%, 8/25/17	730	728,029
0.70%, 8/30/17	1,500	1,495,685
0.89%, 9/06/17	885	881,587
0.92%, 9/20/17	1,000	995,670
Federal Home Loan Bank Variable Rate Notes: (b)
0.65%, 05/04/17	640	640,000
0.69%, 05/10/17	1,000	999,979
0.89%, 07/06/17	1,475	1,475,000
0.89%, 07/07/17	3,000	3,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
0.91%, 08/22/17	$700	$699,993
1.01%, 08/25/17	880	880,000
0.96%, 10/27/17	1,270	1,270,000
0.96%, 10/27/17	1,000	999,960
0.71%, 04/17/18	1,800	1,800,000
0.69%, 05/09/18	1,000	1,000,000
0.95%, 06/08/18	500	500,000
Freddie Mac:
1.00%, 6/29/17	3,850	3,852,686
0.75%, 7/14/17	500	500,163
1.00%, 9/29/17	790	791,042
Freddie Mac Discount Notes: (a)
0.52%, 5/10/17	1,015	1,014,458
0.50%, 5/15/17	1,335	1,334,221
0.80%, 8/02/17	950	947,446
0.83%, 8/03/17	1,765	1,760,035
Total U.S. Government Sponsored Agency Obligations — 58.8%		68,173,690

U.S. Treasury Obligations
U.S. Treasury Bills:
0.61%, 4/27/17 (a)	1,800	1,799,274
0.91%, 9/28/17 (a)	1,000	995,525
U.S. Treasury Notes:
0.88%, 10/15/17	1,200	1,200,869
0.95%, 10/31/17 (b)	1,249	1,248,399
0.92%, 1/31/19 (b)	3,000	3,000,000
Total U.S. Treasury Obligations — 7.1%		8,244,067

Total Repurchase Agreements — 33.6%		38,985,000
Total Investments (Cost — $115,402,757*) — 99.5%		115,402,757
Other Assets Less Liabilities — 0.5%		527,367

Net Assets — 100.0%		$115,930,124

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Government Money Market Portfolio

Repurchase Agreement

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Bank of Montreal	0.78%	3/31/17	4/03/17	$1,500	$1,500	$1,500,098	U.S. government sponsored agency obligations 2.80% to 5.50% due from 8/01/24 to 3/15/41	$2,466,896	$1,543,362

BNP Paribas Securities Corp.	0.80%	3/31/17	4/03/17	10,000	10,000	10,000,667	U.S. government sponsored agency obligations and U.S. Treasury obligations, 2.13% to 4.00% due from 11/30/17 to 12/01/46	19,690,795	10,254,280
	0.76%(a)	3/21/17	4/07/17	985	985	985,354	U.S. Treasury obligations, 0.00% to 3.63% due from 8/15/17 to 11/15/44	1,842,025	1,004,700

Total BNP Paribas Securities Corp.					$10,985				$11,258,980

Goldman Sachs & Co.	0.85%	3/30/17	4/06/17	1,500	1,500	1,500,248	U.S. government sponsored agency obligations 2.50% to 6.00% due from 11/15/17 to 10/20/46	13,178,087	1,530,001

J.P. Morgan Securities LLC	0.80%	3/31/17	4/03/17	2,000	2,000	2,000,133	U.S. Treasury obligation, 2.50% due at 5/15/46 Ginnie Mae Bond, 3.00% due at 11/20/46	2,260,000	2,042,254
	1.15%(a)	3/31/17	5/05/17	2,500	2,500	2,502,795		2,555,000	2,553,228

Total J.P. Morgan Securities LLC					$4,500				$4,595,482

Merrill Lynch, Pierce, Fenner & Smith Inc.	0.81%	3/31/17	4/03/17	2,000	2,000	2,000,135	Ginnie Mae Bond, 3.50% due at 3/20/47	1,963,705	2,040,000
	0.88%	3/30/17	4/06/17	1,500	1,500	1,500,257	U.S. government sponsored agency obligation 2.50% due at 5/01/30	2,000,426	1,545,000

Total Merrill Lynch, Pierce, Fenner & Smith Inc.					$3,500				$3,585,000

Mizuho Securities USA, Inc.	0.81%	3/31/17	4/03/17	10,000	10,000	10,000,675	U.S. government sponsored agency obligation 3.50% due at 3/01/32	9,835,643	10,300,000

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Government Money Market Portfolio

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value

Societe Generale SA	0.78%	3/31/17	4/03/17	$5,000	$5,000	$5,000,325	U.S. Treasury obligations, 0.00% to 8.75% due from 4/27/17 to 3/31/22	$5,107,400	$5,100,023

Wells Fargo Securities LLC	0.78%	3/28/17	4/04/17	1,000	1,000	1,000,152	U.S. government sponsored agency obligation 5.00% due at 7/01/22	30,607,673	1,030,000

	0.78%	3/29/17	4/05/17	1,000	1,000	1,000,152	U.S. government sponsored agency obligation 3.00% due at 2/01/47	1,042,463	1,030,001

Total Wells Fargo Securities LLC					$2,000				$2,060,001

Total					$38,985				$39,972,849

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$115,402,757	—	$115,402,757
[1] See above Schedule of Investments for values in each security type.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Banks — 0.3%
Bank of America Corp.		837	$19,745
Citigroup, Inc.		435	26,022
JPMorgan Chase & Co.		289	25,386
Wells Fargo & Co.		450	25,047

			96,200
Capital Markets — 0.2%
Goldman Sachs Group, Inc.		105	24,121
Morgan Stanley		565	24,205

			48,326
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		660	6,296
Containers & Packaging — 0.0%
Ardagh Group SA (a)		119	2,613
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $195) (a)(b)		195	195
Hotels, Restaurants & Leisure — 0.9%
Amaya, Inc. (a)		18,250	309,736
Metals & Mining — 0.1%
Teck Resources Ltd., Class B		810	17,739
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		1,150	74,279
Total Common Stocks — 1.7%			555,384

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 2.2%
Arconic, Inc.:
5.13%, 10/01/24	USD	84	86,772
5.90%, 2/01/27		17	18,199
6.75%, 1/15/28		7	7,678
5.95%, 2/01/37		13	12,967
Bombardier, Inc.:
8.75%, 12/01/21 (c)		135	147,825
6.00%, 10/15/22 (c)		21	20,701
6.13%, 1/15/23 (c)		14	13,720
7.50%, 3/15/25 (c)		50	51,250
Engility Corp., 8.88%, 9/01/24 (c)		26	27,527
KLX, Inc., 5.88%, 12/01/22 (c)		60	61,875
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		10	10,000
TransDigm, Inc.:
5.50%, 10/15/20		17	17,085
6.00%, 7/15/22		128	129,677
6.50%, 7/15/24		85	86,169
6.50%, 5/15/25		25	25,219
6.50%, 5/15/25 (c)		13	13,114

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
6.38%, 6/15/26	USD	8	$8,005

			737,783
Air Freight & Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 6/15/22 (c)		137	143,850
Airlines — 0.7%
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (c)		26	25,155
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		120	124,668
National Air Cargo Group, Inc.:
11.88%, 5/15/18		17	15,972
11.88%, 5/15/18		18	16,787
Virgin Australia Pass-Through Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		52	52,730

			235,312
Auto Components — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		52	52,520
6.25%, 2/01/22 (c)		29	29,435
6.75%, 2/01/24 (c)		73	75,281

			157,236
Banks — 0.5%
Banco Espirito Santo SA, 4.75%, 1/15/18 (a)(d)	EUR	100	30,937
CIT Group, Inc.:
6.63%, 4/01/18 (c)	USD	10	10,413
5.00%, 8/01/23		120	125,100

			166,450
Building Products — 0.7%
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		92	96,370
Masonite International Corp., 5.63%, 3/15/23 (c)		17	17,348
Ply Gem Industries, Inc., 6.50%, 2/01/22		69	72,229
Standard Industries, Inc.:
5.13%, 2/15/21 (c)		3	3,120
5.38%, 11/15/24 (c)		13	13,170
6.00%, 10/15/25 (c)		36	37,170

			239,407
Capital Markets — 0.0%
LPL Holdings, Inc., 5.75%, 9/15/25 (c)		7	7,070
Chemicals — 1.9%
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		10	11,975
10.00%, 10/15/25		5	6,037
CF Industries, Inc.:
7.13%, 5/01/20		10	10,887

Portfolio Abbreviations

AKA	Also Known As	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
CAD	Canadian Dollar	OTC	Over-the-counter	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	PIK	Payment-in-kind	USD	U.S. Dollar
FKA	Formerly Known As	REIT	Real Estate Investment Trust

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
5.15%, 3/15/34	USD	15	$14,025
4.95%, 6/01/43		20	16,950
Chemours Co.:
6.63%, 5/15/23		23	24,380
7.00%, 5/15/25		15	16,147
Hexion, Inc., 10.38%, 2/01/22 (c)		26	25,935
Huntsman International LLC:
4.88%, 11/15/20		30	31,275
5.13%, 11/15/22		5	5,225
Koppers, Inc., 6.00%, 2/15/25 (c)		27	27,877
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		126	123,953
Escrow, 0.00%, 10/15/20 (a)(d)		82	—
Platform Specialty Products Corp.:
10.38%, 5/01/21 (c)		6	6,675
6.50%, 2/01/22 (c)		198	205,425
PQ Corp., 6.75%, 11/15/22 (c)		38	40,470
Tronox Finance LLC:
6.38%, 8/15/20		23	23,086
7.50%, 3/15/22 (c)		8	8,280
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		38	39,853

			638,455
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 5.25%, 12/15/24 (c)		10	10,050
Acosta, Inc., 7.75%, 10/01/22 (c)		38	32,262
ADT Corp.:
3.50%, 7/15/22		57	54,577
4.13%, 6/15/23		11	10,505
4.88%, 7/15/32 (c)		39	31,005
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (c)		27	27,270
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		39	41,094
Covanta Holding Corp., 5.88%, 7/01/25		25	25,047
Mobile Mini, Inc., 5.88%, 7/01/24		77	79,503
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		201	220,346
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (c)		23	23,517
Tervita Escrow Corp., 7.63%, 12/01/21 (c)		45	46,463
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		97	99,910

			701,549
Communications Equipment — 0.8%
CommScope Technologies LLC, 5.00%, 3/15/27 (c)		26	25,960
CommScope, Inc., 5.50%, 6/15/24 (c)		8	8,272
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		10	11,025
5.25%, 8/01/26 (c)		75	74,813
6.63%, 8/01/26 (c)		3	3,067
Nokia OYJ:
5.38%, 5/15/19		10	10,550
6.63%, 5/15/39		65	68,981
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		51	52,147

			254,815
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		58	61,045
Construction Materials — 0.1%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (c)		19	20,093

Corporate Bonds		Par (000)	Value
Consumer Finance — 1.4%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	40	$41,150
8.00%, 11/01/31		198	235,125
DFC Finance Corp., 12.00%, 6/16/20 (c)(e)		40	26,880
Navient Corp.:
6.63%, 7/26/21		36	37,260
6.50%, 6/15/22		9	9,079
5.50%, 1/25/23		20	19,100
7.25%, 9/25/23		17	17,085
6.13%, 3/25/24		17	16,193
5.88%, 10/25/24		13	12,126
5.63%, 8/01/33		24	18,660
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (c)		28	29,260
7.25%, 12/15/21 (c)		6	6,285

			468,203
Containers & Packaging — 2.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (c)		200	206,000
4.63%, 5/15/23 (c)		200	201,500
Ball Corp., 5.00%, 3/15/22		21	22,155
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (c)		3	3,065
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		42	43,208
6.88%, 2/15/21		65	66,596
4.52%, 7/15/21 (c)(f)		40	40,925
5.13%, 7/15/23 (c)		24	24,660
7.00%, 7/15/24 (c)		76	81,367
Sealed Air Corp.:
4.88%, 12/01/22 (c)		11	11,461
6.88%, 7/15/33 (c)		9	9,787
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (c)		50	51,281

			762,005
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		39	39,683
Diversified Consumer Services — 0.1%
Service Corp. International, 4.50%, 11/15/20		20	20,350
Sotheby’s, 5.25%, 10/01/22 (c)		8	8,100

			28,450
Diversified Financial Services — 2.0%
Altice Financing SA, 7.50%, 5/15/26 (c)		200	212,500
Cardtronics, Inc./Cardtronics USA, 5.50%, 5/01/25 (c)		10	10,113
FBM Finance, Inc., 8.25%, 8/15/21 (c)		15	15,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		200	202,000
Nielsen Co. Luxembourg Sàrl, 5.00%, 2/01/25 (c)		21	20,921
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (c)		12	12,600
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		200	200,500

			674,534
Diversified Telecommunication Services — 4.0%
Avaya, Inc., 7.00%, 4/01/19 (a)(c)(d)		20	15,800
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		88	93,490
Series U, 7.65%, 3/15/42		32	28,120

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)	USD	74	$77,607
Frontier Communications Corp.:
8.13%, 10/01/18		13	13,780
7.13%, 3/15/19		5	5,263
8.50%, 4/15/20		46	48,530
8.88%, 9/15/20		9	9,495
6.25%, 9/15/21		38	35,340
7.13%, 1/15/23		40	35,088
7.63%, 4/15/24		33	28,363
6.88%, 1/15/25		124	102,610
11.00%, 9/15/25		21	20,423
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		64	61,040
7.25%, 10/15/20		51	46,474
5.50%, 8/01/23		106	87,450
Level 3 Financing, Inc.:
5.38%, 8/15/22		41	42,384
5.63%, 2/01/23		30	31,050
5.13%, 5/01/23		13	13,293
5.38%, 1/15/24		48	49,140
5.38%, 5/01/25		18	18,315
5.25%, 3/15/26		54	54,270
SBA Communications Corp., 4.88%, 9/01/24 (c)		23	22,708
Telecom Italia Capital SA:
6.38%, 11/15/33		25	25,265
6.00%, 9/30/34		95	93,813
7.20%, 7/18/36		20	21,205
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (c)		25	27,375
Windstream Services LLC, 7.75%, 10/01/21		4	3,940
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		116	122,525
6.38%, 5/15/25		81	87,429
5.75%, 1/15/27 (c)		6	6,329

			1,327,914
Electrical Equipment — 0.4%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)		51	54,570
GrafTech International Ltd., 6.38%, 11/15/20		17	14,280
Sensata Technologies BV:
5.63%, 11/01/24 (c)		7	7,297
5.00%, 10/01/25 (c)		48	48,360

			124,507
Electronic Equipment, Instruments & Components — 0.3%
Anixter, Inc., 5.63%, 5/01/19		5	5,244
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		35	37,164
5.00%, 9/01/23		41	41,461
5.50%, 12/01/24		19	19,903
5.00%, 9/01/25		13	13,260

			117,032
Energy Equipment & Services — 2.2%
Ensco PLC:
8.00%, 1/31/24		9	9,113
4.50%, 10/01/24		16	13,480
5.20%, 3/15/25		5	4,337
Noble Holding International Ltd.:
4.63%, 3/01/21		2	1,840
7.75%, 1/15/24		62	59,520

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Noble Holding U.S. LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19	USD	15	$15,563
Parker Drilling Co.:
7.50%, 8/01/20		20	18,700
6.75%, 7/15/22		15	13,313
Pioneer Energy Services Corp., 6.13%, 3/15/22		45	40,950
Precision Drilling Corp.:
6.63%, 11/15/20		3	3,004
6.50%, 12/15/21		5	4,989
7.75%, 12/15/23 (c)		15	15,787
5.25%, 11/15/24		13	12,317
Rowan Cos., Inc.:
4.88%, 6/01/22		10	9,550
7.38%, 6/15/25		52	52,260
SESI LLC:
6.38%, 5/01/19		10	9,975
7.13%, 12/15/21		10	10,125
Transocean, Inc.:
2.50%, 10/15/17		25	25,125
6.00%, 3/15/18		90	91,800
7.38%, 4/15/18		5	5,163
5.55%, 10/15/22		28	26,337
9.00%, 7/15/23 (c)		116	123,830
6.80%, 3/15/38		17	13,983
Weatherford International LLC, 6.80%, 6/15/37		12	11,550
Weatherford International Ltd.:
7.75%, 6/15/21		31	33,403
4.50%, 4/15/22		14	13,405
8.25%, 6/15/23		10	10,875
9.88%, 2/15/24 (c)		5	5,787
6.50%, 8/01/36		30	28,350
7.00%, 3/15/38		38	36,670
5.95%, 4/15/42		12	10,440

			731,541
Equity Real Estate Investment Trusts (REITs) — 1.7%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 3/15/24 (c)		35	35,963
Equinix, Inc., 5.88%, 1/15/26		35	37,231
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		11	11,089
GEO Group, Inc.:
5.13%, 4/01/23		17	16,873
5.88%, 10/15/24		50	51,125
6.00%, 4/15/26		7	7,089
iStar, Inc., 6.00%, 4/01/22		11	11,165
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		146	154,030
4.50%, 9/01/26		47	45,590
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)		19	19,713
8.25%, 10/15/23		63	66,465
7.13%, 12/15/24 (c)		114	115,710

			572,043
Food & Staples Retailing — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (c)		7	7,157
5.75%, 3/15/25 (c)		51	49,470

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Rite Aid Corp.:
9.25%, 3/15/20	USD	20	$20,563
6.75%, 6/15/21		37	37,162
6.13%, 4/01/23 (c)		5	4,956
7.70%, 2/15/27		48	53,760

			173,068
Food Products — 0.8%
B&G Foods, Inc., 5.25%, 4/01/25		16	16,140
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (c)		36	36,855
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/01/21 (c)		5	5,137
5.88%, 7/15/24 (c)		16	16,480
5.75%, 6/15/25 (c)		56	56,560
Post Holdings, Inc.:
7.75%, 3/15/24 (c)		52	57,341
5.50%, 3/01/25 (c)		18	18,090
8.00%, 7/15/25 (c)		34	38,165
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		8	8,380
WhiteWave Foods Co., 5.38%, 10/01/22		25	27,156

			280,304
Health Care Equipment & Supplies — 0.4%
Alere, Inc.:
6.50%, 6/15/20		13	13,097
6.38%, 7/01/23 (c)		18	18,293
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		96	83,760
Teleflex, Inc., 4.88%, 6/01/26		12	12,060

			127,210
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		11	11,110
5.63%, 2/15/23		32	33,140
6.50%, 3/01/24		8	8,420
Centene Corp.:
5.63%, 2/15/21		45	47,097
4.75%, 5/15/22		37	38,017
6.13%, 2/15/24		5	5,369
4.75%, 1/15/25		40	40,225
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		35	34,344
5.13%, 2/01/21		9	8,899
6.88%, 2/01/22		24	20,640
6.25%, 3/31/23		62	63,085
DaVita, Inc.:
5.13%, 7/15/24		10	10,100
5.00%, 5/01/25		66	66,165
Envision Healthcare Corp.:
5.13%, 7/01/22 (c)		55	55,979
5.63%, 7/15/22		97	99,425
6.25%, 12/01/24 (c)		13	13,650
Fresenius Medical Care U.S. Finance II, Inc.:
5.88%, 1/31/22 (c)		5	5,413
4.75%, 10/15/24 (c)		14	14,210
HCA, Inc.:
5.88%, 3/15/22		33	36,300
4.75%, 5/01/23		8	8,340
5.00%, 3/15/24		87	91,241
5.38%, 2/01/25		132	137,610
5.25%, 4/15/25		56	59,500
5.88%, 2/15/26		48	50,640
5.25%, 6/15/26		110	115,775

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.50%, 2/15/27	USD	65	$65,000
Series 1, 5.88%, 5/01/23		17	18,360
HealthSouth Corp.:
5.13%, 3/15/23		50	50,000
5.75%, 11/01/24		3	3,023
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		28	26,810
MEDNAX, Inc., 5.25%, 12/01/23 (c)		26	26,520
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		92	98,911
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		38	40,546
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		10	10,575
Team Health Holdings, Inc., 6.38%, 2/01/25 (c)		90	88,200
Tenet Healthcare Corp.:
4.75%, 6/01/20		40	40,868
4.50%, 4/01/21		16	16,000
4.38%, 10/01/21		3	3,000
7.50%, 1/01/22 (c)		16	17,280
8.13%, 4/01/22		78	81,413
6.75%, 6/15/23		142	139,515
WellCare Health Plans, Inc., 5.25%, 4/01/25		11	11,256

			1,811,971
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (c)		26	26,650
Hotels, Restaurants & Leisure — 3.0%
Aramark Services, Inc., 5.13%, 1/15/24		29	30,414
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)		50	51,875
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		93	96,953
Eagle II Acquisition Co. LLC, 6.00%, 4/01/25 (c)		10	10,300
Gateway Casinos & Entertainment Ltd., 8.25%, 3/01/24 (c)		9	9,113
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		17	16,787
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (c)		10	10,287
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (c)		10	10,213
5.25%, 6/01/26 (c)		3	3,053
MGM Resorts International:
5.25%, 3/31/20		22	23,155
6.75%, 10/01/20		47	51,700
6.63%, 12/15/21		119	131,644
7.75%, 3/15/22		10	11,537
4.63%, 9/01/26		3	2,910
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		102	108,885
10.00%, 12/01/22		107	114,089
Six Flags Entertainment Corp.:
5.25%, 1/15/21 (c)		20	20,564
4.88%, 7/31/24 (c)		26	25,740
5.50%, 4/15/27 (c)		17	16,957
Station Casinos LLC, 7.50%, 3/01/21		93	96,720
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (c)		150	148,500
Yum! Brands, Inc., 3.88%, 11/01/23		2	1,955

			993,351

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Household Durables — 1.0%
CalAtlantic Group, Inc.:
6.63%, 5/01/20	USD	6	$6,555
8.38%, 1/15/21		56	64,960
5.38%, 10/01/22		2	2,090
5.88%, 11/15/24		11	11,550
5.25%, 6/01/26		5	4,981
Lennar Corp.:
4.75%, 4/01/21		4	4,170
4.13%, 1/15/22		28	28,201
4.75%, 11/15/22		24	24,720
Mattamy Group Corp., 6.88%, 12/15/23 (c)		12	12,450
PulteGroup, Inc.:
5.50%, 3/01/26		35	36,225
6.38%, 5/15/33		22	22,550
6.00%, 2/15/35		16	15,680
Tempur Sealy International, Inc., 5.50%, 6/15/26		41	40,426
TRI Pointe Group, Inc.:
4.38%, 6/15/19		10	10,225
4.88%, 7/01/21		25	25,750
5.88%, 6/15/24		5	5,150
William Lyon Homes, Inc., 5.88%, 1/31/25 (c)		15	15,113

			330,796
Household Products — 0.2%
HRG Group, Inc., 7.88%, 7/15/19		26	26,910
Spectrum Brands, Inc.:
6.63%, 11/15/22		35	36,881
5.75%, 7/15/25		11	11,633

			75,424
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., 4.88%, 5/15/23		2	1,990
Calpine Corp.:
5.38%, 1/15/23		6	6,053
5.88%, 1/15/24 (c)		25	26,344
5.50%, 2/01/24		10	9,947
Dynegy, Inc.:
6.75%, 11/01/19		60	61,650
7.38%, 11/01/22		33	32,670
7.63%, 11/01/24		15	14,325
8.00%, 1/15/25 (c)		2	1,915
NRG Energy, Inc.:
7.88%, 5/15/21		5	5,137
6.63%, 3/15/23		5	5,116
6.25%, 5/01/24		15	14,953
7.25%, 5/15/26		12	12,360
6.63%, 1/15/27 (c)		67	66,833
NRG Yield Operating LLC, 5.38%, 8/15/24		15	15,225
Pattern Energy Group, Inc., 5.88%, 2/01/24 (c)		16	16,200
TerraForm Power Operating LLC, 6.38%, 2/01/23 (c)(g)		23	23,891

			314,609
Insurance — 1.0%
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (c)		67	70,308
HUB International Ltd.:
9.25%, 2/15/21 (c)		17	17,541
7.88%, 10/01/21 (c)		107	111,547
Radian Group, Inc., 5.25%, 6/15/20		28	29,435
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		106	121,105

			349,936

Corporate Bonds		Par (000)	Value
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22	USD	42	$44,625
4.38%, 11/15/26 (c)		36	35,370

			79,995
Internet Software & Services — 0.1%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sàrl/Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (c)		20	21,750
GTT Escrow Corp., 7.88%, 12/31/24 (c)		9	9,337

			31,087
IT Services — 2.2%
Alliance Data Systems Corp.:
5.88%, 11/01/21 (c)		49	50,715
5.38%, 8/01/22 (c)		65	65,487
APX Group, Inc.:
6.38%, 12/01/19		8	8,230
8.75%, 12/01/20		42	43,470
7.88%, 12/01/22		21	22,680
7.88%, 12/01/22 (c)		25	27,000
First Data Corp.:
7.00%, 12/01/23 (c)		171	183,397
5.75%, 1/15/24 (c)		230	237,245
Gartner, Inc., 5.13%, 4/01/25 (c)		21	21,394
Sabre GLBL, Inc.:
5.38%, 4/15/23 (c)		11	11,247
5.25%, 11/15/23 (c)		20	20,450
WEX, Inc., 4.75%, 2/01/23 (c)		50	49,185

			740,500
Life Sciences Tools & Services — 0.8%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (c)		44	45,265
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		98	102,165
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (c)		105	97,650
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		12	12,270

			257,350
Machinery — 0.8%
EnPro Industries, Inc., 5.88%, 9/15/22 (c)		13	13,455
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		15	15,487
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)		97	98,697
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (c)		21	22,050
Mercer International, Inc., 6.50%, 2/01/24 (c)		9	9,023
Navistar International Corp., 8.25%, 11/01/21		18	18,000
SPX FLOW, Inc.:
5.63%, 8/15/24 (c)		16	16,140
5.88%, 8/15/26 (c)		17	17,149
Terex Corp., 5.63%, 2/01/25 (c)		46	46,690

			256,691
Media — 11.3%
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (c)		200	206,250
AMC Networks, Inc.:
4.75%, 12/15/22		34	34,170
5.00%, 4/01/24		50	50,000
Cablevision Systems Corp.:
8.63%, 9/15/17		14	14,385

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
7.75%, 4/15/18	USD	45	$46,913
8.00%, 4/15/20		15	16,613
CBS Radio, Inc., 7.25%, 11/01/24 (c)		28	29,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		48	49,800
5.13%, 5/01/23 (c)		33	33,990
5.75%, 2/15/26 (c)		29	30,450
5.50%, 5/01/26 (c)		32	33,120
5.13%, 5/01/27 (c)		270	271,350
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (c)		57	58,710
5.13%, 12/15/21 (c)		78	79,170
5.13%, 12/15/21 (c)		100	101,375
Clear Channel International BV, 8.75%, 12/15/20 (c)		90	95,625
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		10	10,150
Series B, 7.63%, 3/15/20		109	109,817
Series B, 6.50%, 11/15/22		352	366,080
CSC Holdings LLC:
10.13%, 1/15/23 (c)		400	464,000
5.25%, 6/01/24		35	34,869
DISH DBS Corp.:
6.75%, 6/01/21		22	23,746
5.88%, 7/15/22		81	85,100
5.00%, 3/15/23		10	10,050
5.88%, 11/15/24		17	17,854
7.75%, 7/01/26		129	149,963
DISH Network Corp., 3.38%, 8/15/26 (c)(h)		33	39,868
iHeartCommunications, Inc.:
9.00%, 12/15/19		39	33,365
9.00%, 3/01/21		31	23,560
9.00%, 9/15/22		80	60,100
10.63%, 3/15/23		35	27,125
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (c)		10	10,375
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)		12	11,610
MDC Partners, Inc., 6.50%, 5/01/24 (c)		42	40,057
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (c)		40	41,600
6.88%, 8/15/23 (c)		14	14,893
National CineMedia LLC, 5.75%, 8/15/26		11	11,132
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (c)		31	31,465
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		10	10,350
5.88%, 3/15/25		5	5,237
Radio One, Inc., 7.38%, 4/15/22 (c)		10	10,450
Regal Entertainment Group, 5.75%, 2/01/25		18	18,585
SFR Group SA:
6.00%, 5/15/22 (c)		200	207,250
7.38%, 5/01/26 (c)		248	255,440
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (c)		5	5,113
5.38%, 4/15/25 (c)		15	15,353
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		28	27,965
Tribune Media Co., 5.88%, 7/15/22		53	55,253
Unitymedia GmbH, 6.13%, 1/15/25 (c)		200	210,500
Univision Communications, Inc.:
6.75%, 9/15/22 (c)		5	5,245

Corporate Bonds		Par (000)	Value
Media (continued)
5.13%, 5/15/23 (c)	USD	102	$100,725
5.13%, 2/15/25 (c)		50	49,187
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (c)		28	28,000

			3,772,753
Metals & Mining — 5.8%
ArcelorMittal:
8.00%, 10/15/39		8	9,080
7.75%, 3/01/41		39	43,649
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (c)		25	26,969
Constellium NV, 8.00%, 1/15/23 (c)		250	256,250
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (c)		45	46,350
7.25%, 5/15/22 (c)		30	30,937
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (c)		15	17,194
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		21	20,895
2.38%, 3/15/18		236	234,230
3.10%, 3/15/20		65	63,856
4.00%, 11/14/21		22	21,230
3.55%, 3/01/22		74	68,635
3.88%, 3/15/23		164	150,818
5.40%, 11/14/34		17	14,790
5.45%, 3/15/43		151	127,784
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		22	24,750
Kaiser Aluminum Corp., 5.88%, 5/15/24		14	14,591
Kinross Gold Corp.:
5.95%, 3/15/24		5	5,287
6.88%, 9/01/41		10	10,125
Novelis Corp.:
6.25%, 8/15/24 (c)		173	180,353
5.88%, 9/30/26 (c)		70	71,487
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	36,094
5.25%, 4/15/23		52	53,950
5.50%, 10/01/24		38	39,710
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20		22	22,220
Teck Resources Ltd.:
4.50%, 1/15/21		8	8,240
3.75%, 2/01/23		66	64,103
8.50%, 6/01/24 (c)		48	55,380
6.13%, 10/01/35		13	13,487
6.00%, 8/15/40		72	72,540
6.25%, 7/15/41		8	8,300
5.20%, 3/01/42		73	68,620
5.40%, 2/01/43		22	20,955
United States Steel Corp., 8.38%, 7/01/21 (c)		41	45,510
			1,948,369
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)		27	28,013
Multiline Retail — 0.5%
Dollar Tree, Inc., 5.75%, 3/01/23		84	89,460
Family Dollar Stores, Inc., 5.00%, 2/01/21		36	38,376
JC Penney Corp., Inc.:
8.13%, 10/01/19		15	16,200

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
6.38%, 10/15/36	USD	13	$9,913
7.40%, 4/01/37		24	19,080

			173,029
Oil, Gas & Consumable Fuels — 11.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (c)		14	14,595
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		5	5,075
Antero Resources Corp.:
5.13%, 12/01/22		12	12,157
5.63%, 6/01/23		5	5,113
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (c)		33	34,155
California Resources Corp., 8.00%, 12/15/22 (c)		65	52,813
Callon Petroleum Co., 6.13%, 10/01/24 (c)		20	20,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		16	16,040
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (c)		100	110,125
5.88%, 3/31/25 (c)		53	55,253
Chesapeake Energy Corp.:
6.88%, 11/15/20		26	25,935
8.00%, 12/15/22 (c)		10	10,475
8.00%, 1/15/25 (c)		54	54,000
CONSOL Energy, Inc., 5.88%, 4/15/22		312	308,490
Continental Resources, Inc.:
4.50%, 4/15/23		21	20,435
3.80%, 6/01/24		27	25,110
4.90%, 6/01/44		40	34,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		5	5,187
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		46	47,495
7.75%, 2/15/23 (c)		25	26,500
DCP Midstream Operating LP:
4.75%, 9/30/21 (c)		35	35,595
6.45%, 11/03/36 (c)		17	18,020
6.75%, 9/15/37 (c)		29	31,175
Denbury Resources, Inc.:
9.00%, 5/15/21 (c)		64	67,520
5.50%, 5/01/22		20	15,600
Diamondback Energy, Inc., 5.38%, 5/31/25 (c)		25	25,625
Eclipse Resources Corp., 8.88%, 7/15/23		5	5,100
Energy Transfer Equity LP:
7.50%, 10/15/20		21	23,415
5.88%, 1/15/24		66	70,125
5.50%, 6/01/27		59	61,655
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		48	45,250
8.00%, 11/29/24 (c)		27	28,350
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		58	61,190
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		14	14,175
6.75%, 8/01/22		35	36,085
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (c)		46	47,725
Gulfport Energy Corp.:
6.63%, 5/01/23		14	14,157
6.00%, 10/15/24 (c)		14	13,580
Halcon Resources Corp., 6.75%, 2/15/25 (c)		101	99,182

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)	USD	16	$15,000
Matador Resources Co.:
6.88%, 4/15/23		40	41,800
6.88%, 4/15/23 (c)		41	42,845
MEG Energy Corp.:
6.38%, 1/30/23 (c)		53	47,369
7.00%, 3/31/24 (c)		66	59,070
6.50%, 1/15/25 (c)		91	91,000
Murphy Oil Corp.:
4.70%, 12/01/22		34	33,065
6.13%, 12/01/42		8	7,540
Newfield Exploration Co., 5.63%, 7/01/24		14	14,753
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		10	10,025
6.88%, 10/15/21		27	27,473
7.50%, 11/01/23 (c)		25	25,813
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		68	69,870
7.77%, 12/15/37 (c)		59	66,080
Oasis Petroleum, Inc., 6.50%, 11/01/21		58	58,145
ONEOK, Inc.:
7.50%, 9/01/23		37	43,203
6.00%, 6/15/35		5	5,175
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (c)		24	25,440
5.38%, 1/15/25 (c)		27	27,337
5.25%, 8/15/25 (c)		9	9,090
Peabody Securities Finance Corp.:
6.00%, 3/31/22 (c)		15	14,916
6.38%, 3/31/25 (c)		16	15,920
QEP Resources, Inc., 5.38%, 10/01/22		15	14,775
Range Resources Corp.:
5.88%, 7/01/22 (c)		23	23,690
5.00%, 3/15/23 (c)		25	24,625
Resolute Energy Corp., 8.50%, 5/01/20		29	29,290
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (c)		5	5,225
6.00%, 1/15/19 (c)		17	17,723
5.63%, 4/15/20 (c)		15	15,787
6.88%, 4/15/40 (c)		57	59,707
RSP Permian, Inc.:
6.63%, 10/01/22		40	42,100
5.25%, 1/15/25 (c)		18	18,135
Sanchez Energy Corp.:
7.75%, 6/15/21		53	52,337
6.13%, 1/15/23		120	111,300
SemGroup Corp., 6.38%, 3/15/25 (c)		17	16,703
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (c)		16	16,720
6.88%, 6/30/23 (c)		75	78,375
SM Energy Co.:
6.50%, 11/15/21		20	20,500
6.13%, 11/15/22		30	30,225
6.50%, 1/01/23		6	6,090
5.00%, 1/15/24		33	31,185
6.75%, 9/15/26		8	8,065
Southern Star Central Corp., 5.13%, 7/15/22 (c)		3	3,007
Southwestern Energy Co., 5.80%, 1/23/20		110	111,031
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		2	1,990

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (c)	USD	30	$30,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		10	10,313
5.25%, 5/01/23		2	2,045
5.13%, 2/01/25 (c)		24	24,720
5.38%, 2/01/27 (c)		9	9,315
Tesoro Corp.:
4.75%, 12/15/23 (c)		53	54,701
5.13%, 12/15/26 (c)		75	78,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		6	6,277
6.25%, 10/15/22		60	63,375
Trinidad Drilling Ltd., 6.63%, 2/15/25 (c)		41	40,949
Whiting Petroleum Corp.:
5.00%, 3/15/19		65	64,837
5.75%, 3/15/21		13	12,870
6.25%, 4/01/23		15	14,925
WildHorse Resource Development Corp., 6.88%, 2/01/25 (c)		27	25,785
Williams Cos., Inc.:
4.55%, 6/24/24		4	4,030
5.75%, 6/24/44		108	108,540
WPX Energy, Inc.:
7.50%, 8/01/20		10	10,600
6.00%, 1/15/22		27	27,473
8.25%, 8/01/23		5	5,563
5.25%, 9/15/24		5	4,837

			3,687,171
Paper & Forest Products — 0.2%
Norbord, Inc., 6.25%, 4/15/23 (c)		20	21,000
PH Glatfelter Co., 5.38%, 10/15/20		8	8,180
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		32	31,760

			60,940
Personal Products — 0.2%
Nature’s Bounty Co., 7.63%, 5/15/21 (c)		77	81,043
Pharmaceuticals — 1.8%
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (c)		5	4,725
5.38%, 1/15/23 (c)		95	81,996
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (c)		9	9,011
5.75%, 8/01/22 (c)		5	4,927
5.63%, 10/15/23 (c)		13	12,383
5.50%, 4/15/25 (c)		56	51,520
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		17	17,850
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)		5	5,006
7.00%, 10/01/20 (c)		50	45,500
6.38%, 10/15/20 (c)		33	29,865
7.50%, 7/15/21 (c)		68	59,585
6.75%, 8/15/21 (c)		43	37,087
6.50%, 3/15/22 (c)		36	37,035
5.50%, 3/01/23 (c)		6	4,620
5.88%, 5/15/23 (c)		60	46,575
7.00%, 3/15/24 (c)		56	57,470
6.13%, 4/15/25 (c)		131	100,870

			606,025

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 0.5%
Howard Hughes Corp., 5.38%, 3/15/25 (c)	USD	18	$17,820
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		5	5,137
5.25%, 12/01/21 (c)		49	50,960
4.88%, 6/01/23 (c)		90	87,975

			161,892
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (c)		100	96,565
5.50%, 4/01/23		22	21,257
6.38%, 4/01/24 (c)		24	24,030
5.25%, 3/15/25 (c)		7	6,475
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		41	42,230
Hertz Corp.:
5.88%, 10/15/20		26	25,025
7.38%, 1/15/21		9	8,944
6.25%, 10/15/22		18	17,100
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (c)		28	29,120
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		34	34,510

			305,256
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		10	11,075
Micron Technology, Inc.:
5.25%, 8/01/23 (c)		36	36,900
7.50%, 9/15/23 (c)		10	11,163
5.50%, 2/01/25		5	5,187
5.63%, 1/15/26 (c)		19	19,997
Series G, 3.00%, 11/15/43 (h)		28	31,377
Microsemi Corp., 9.13%, 4/15/23 (c)		5	5,744
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (c)		200	207,500
Versum Materials, Inc., 5.50%, 9/30/24 (c)		13	13,439

			342,382
Software — 3.2%
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		160	161,200
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		5	4,575
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(e)		42	42,945
Infor U.S., Inc., 6.50%, 5/15/22		224	230,182
Informatica LLC, 7.13%, 7/15/23 (c)		25	24,313
Nuance Communications, Inc.:
5.38%, 8/15/20 (c)		1	1,017
6.00%, 7/01/24 (c)		25	25,875
5.63%, 12/15/26 (c)		12	12,270
PTC, Inc., 6.00%, 5/15/24		14	14,910
Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)		62	65,329
RP Crown Parent LLC, 7.38%, 10/15/24 (c)		21	21,893
Sophia LP/Sophia Finance, Inc., 9.00%, 9/30/23 (c)		31	32,550
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		82	86,766
Symantec Corp., 5.00%, 4/15/25 (c)		19	19,483
TIBCO Software, Inc., 11.38%, 12/01/21 (c)		96	106,320
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23 (c)		200	211,000

			1,060,628

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	49	$50,593
Group 1 Automotive, Inc., 5.00%, 6/01/22		10	10,075
L Brands, Inc., 6.88%, 11/01/35		40	38,600
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		29	17,461
Penske Automotive Group, Inc.:
5.75%, 10/01/22		33	34,155
5.38%, 12/01/24		11	11,027
5.50%, 5/15/26		17	16,660
Sonic Automotive, Inc.:
5.00%, 5/15/23		13	12,634
6.13%, 3/15/27 (c)		6	6,007

			197,212
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24 (c)		78	86,227
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (c)		32	31,580
Western Digital Corp.:
7.38%, 4/01/23 (c)		56	61,390
10.50%, 4/01/24		25	29,469

			208,666
Textiles, Apparel & Luxury Goods — 0.0%
Springs Industries, Inc., 6.25%, 6/01/21		4	4,110
Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (c)		52	52,390
MGIC Investment Corp., 5.75%, 8/15/23		19	20,045
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		30	30,563

			102,998
Trading Companies & Distributors — 1.6%
Aircastle Ltd.:
6.25%, 12/01/19		5	5,387
7.63%, 4/15/20		4	4,485
5.13%, 3/15/21		11	11,660
5.50%, 2/15/22		28	30,030
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		9	9,360
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		7	7,455
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (c)		122	124,897
HD Supply, Inc.:
5.25%, 12/15/21 (c)		172	180,815
5.75%, 4/15/24 (c)		85	89,403
Herc Rentals, Inc.:
7.50%, 6/01/22 (c)		10	10,625
7.75%, 6/01/24 (c)		24	25,620
United Rentals North America, Inc.:
6.13%, 6/15/23		3	3,135
5.75%, 11/15/24		12	12,510
5.88%, 9/15/26		14	14,595

			529,977
Wireless Telecommunication Services — 3.5%
Sprint Capital Corp.:
6.90%, 5/01/19		25	26,687
6.88%, 11/15/28		164	173,225
8.75%, 3/15/32		12	14,430
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		262	285,253
7.00%, 3/01/20 (c)		13	14,170
7.00%, 8/15/20		12	12,885

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Corp.:
7.25%, 9/15/21	USD	48	$51,816
7.88%, 9/15/23		92	101,890
7.13%, 6/15/24		240	256,200
T-Mobile USA, Inc.:
6.63%, 4/28/21		17	17,569
6.13%, 1/15/22		10	10,563
4.00%, 4/15/22		24	24,390
6.73%, 4/28/22		25	25,865
6.00%, 3/01/23		33	35,237
6.84%, 4/28/23		10	10,700
6.50%, 1/15/24		55	59,400
5.13%, 4/15/25		24	24,840
5.38%, 4/15/27		14	14,455

			1,159,575
Total Corporate Bonds — 85.1%			28,487,958

Floating Rate Loan Interests (f)		Par (000)	Value
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		16	13,655
Ceva Intercompany B.V., Dutch BV Term Loan, 6.54%, 3/19/21		17	14,408
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.54%, 3/19/21		3	2,261
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.54%, 3/19/21		23	20,444

			50,768
Airlines — 0.0%
Northwest Airlines, Inc.:
Loan B757-200, 2.46%, 9/10/18		5	4,624
Loan B757-200, 2.65%, 9/10/18		5	4,381
Loan B757-300, 2.65%, 9/10/18		5	4,381

			13,386
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		165	165,366
Chemours Co., Tranche B Term Loan, 6.00%, 5/12/22		3	2,876
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-5 Term Loan, 4.50%, 6/07/20		12	12,310

			180,552
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.76%-4.90%, 11/26/20		44	44,142
Containers & Packaging — 0.1%
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.25%, 12/29/23		36	36,191
Diversified Financial Services — 0.1%
TKC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 2/01/23		21	21,193
Diversified Telecommunication Services — 1.4%
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.89%, 6/30/19		172	168,189
Ligado Networks LLC (FKA New LightSquared, LLC), Junior Loan, 13.60%, 12/07/20		58	45,480
New LightSquared LLC, Loan, 9.85%, 6/15/20		240	234,447

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (f)		Par (000)	Value
Diversified Telecommunication Services (continued)
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.41%, 4/15/25	USD	26	$25,957

			474,073
Electrical Equipment — 0.2%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 4.00%-5.04%, 11/30/23		76	76,696
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Loan, 3.29%, 7/13/20		48	47,261
Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc., Term Loan, 2.25%, 3/22/24		11	10,882
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), 4.75%, 2/03/24		23	22,450
Food Products — 0.0%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		8	8,067
Health Care Equipment & Supplies — 0.3%
Alere, Inc. (FKA IM U.S. Holdings, LLC), B Term Loan, 4.25%, 6/20/22		32	32,303
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		36	35,105
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		48	47,481

			114,889
Health Care Providers & Services — 0.1%
Team Health Holdings, Inc., Initial Term Loan, 3.75%, 2/06/24		30	29,564
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		13	13,249

			42,813
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 2.75%, 3/01/24		12	12,015
Hotels, Restaurants & Leisure — 1.1%
Amaya Holdings B.V.:
Initial Term B Loan (Second Lien), 8.15%, 8/01/22		5	5,466
Initial Term B-3 Loan (First Lien), 4.65%, 8/01/21		13	13,139
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 1.50%-9.25%, 3/01/17		60	72,760
Caesars Entertainment Resort Properties, LLC, Term B Loan, 7.00%, 10/11/20		278	279,269
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, 4.15%, 11/30/23		5	5,037

			375,671
Insurance — 0.1%
Alliant Holdings Intermediate, LLC, Initial Term Loan, 4.39%, 8/12/22		17	16,907
IT Services — 0.1%
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19		6	5,702
Term Loan B2, 3.75%, 3/01/24		15	15,539
Optiv, Inc., Initial Term Loan (First Lien), 4.25%, 2/01/24		24	24,105

			45,346

Floating Rate Loan Interests (f)		Par (000)		Value
Life Sciences Tools & Services — 0.1%
InVentiv Group Holdings, Inc., Initial Term Loan, 3.75%-4.80%, 11/09/23	USD	15		$15,186
Machinery — 0.3%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, 4.15%, 12/13/19		64		59,635
Gates Global LLC, Initial Dollar Term Loan, 4.40%, 7/06/21		32		32,378

				92,013
Media — 0.4%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		34		33,741
Altice U.S. Finance I Corp., Term Loan B, 2.25%, 7/28/25		14		13,978
CSC Holdings, LLC (FKA CSC Holdings, Inc. (Cablevision)), Term Loan B, 2.25%, 7/15/25		6		6,349
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.73%, 1/30/19		75		64,057

				118,125
Oil, Gas & Consumable Fuels — 1.3%
California Resources Corp.:
Loan, 11.38%, 12/31/21		69		76,171
Term Loan, 3.00%-3.98%, 9/24/19		52		49,969
Chesapeake Energy Corp., Class A Loan, 7.50%-8.55%, 8/23/21		218		232,223
CITGO Holding, Inc., Term Loan, 9.65%, 5/12/18		23		23,521
Energy Transfer Equity LP, Loan, 3.54%, 2/02/24		30		30,291
Linn Energy Holdco II LLC, Term Loan, 8.33%, 2/27/21		13		12,793

				424,968
Pharmaceuticals — 0.1%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.15%, 1/31/24		15		15,028
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 4.75%-5.57%, 4/01/22		—	(i)	—

				15,028
Software — 1.0%
BMC Software Financ,e Inc., Initial US Term Loan, 4.00%-5.00%, 9/10/20		68		68,262
CCC Information Services, Inc.:
Term B Loan (First Lien), 4.25%, 4/15/24		23		23,086
Term B Loan (Second Lien), 8.00%, 4/15/25		4		4,040
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.25%, 1/18/24		9		9,098
Kronos, Inc., Initial Term Loan (Second Lien), 9.28%, 11/01/24		63		64,414
TIBCO Software, Inc., Term B Loan, 4.50%-5.50%, 12/04/20		20		19,993
Veritas U.S., Inc., Initial Dollar Term B-1 Loan, 5.63%-6.77%, 1/27/23		153		151,844

				340,737

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (f)		Par (000)	Value
Specialty Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20	USD	29	$23,225
Total Floating Rate Loan Interests — 7.8%			2,622,584

Foreign Agency Obligations
Chemicals — 0.1%
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		18	18,405

Investment Companies — 0.1%		Shares
SPDR S&P Oil & Gas Exploration & Production ETF		1,118	41,858

Other Interests (j)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (a)(d)	USD	150	—
Lear Corp., Escrow (a)(d)		100	—

			—
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		110	7,150
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		30	1,950

			9,100
Total Other Interests — 0.0%			9,100

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 1.5%
Bank of America Corp.:
Series AA, 6.10% (f)(k)		7	7,417
Series X, 6.25% (f)(k)		66	69,465
Series Z, 6.50% (f)(k)		33	36,011
Citigroup, Inc.:
5.95% (f)(k)		36	37,575
Series N, 5.80% (f)(k)		40	41,200
Series R, 6.13% (f)(k)		23	24,265
JPMorgan Chase & Co.:
Series Q, 5.15% (f)(k)		20	20,175
Series U, 6.13% (f)(k)		7	7,420
Series V, 5.00% (f)(k)		65	65,731
Series X, 6.10% (f)(k)		36	38,043
U.S. Bancorp, Series J, 5.30% (f)(k)		55	56,031
Wells Fargo & Co.:
Series S, 5.90% (f)(k)		50	52,205
Series U, 5.88% (f)(k)		54	58,209

			513,747
Capital Markets — 0.2%
Goldman Sachs Group, Inc., Series L, 5.70% (f)(k)		35	36,187
Morgan Stanley, Series H, 5.45% (f)(k)		27	27,489

			63,676

Capital Trusts		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream Operating LP, 5.85%, 5/21/43 (c)(f)	USD	5	$4,563
Total Capital Trusts — 1.7%			581,986
Preferred Stocks		Shares	Value
Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85% (f)		2,577	66,615
Trust Preferreds		Shares
Consumer Finance — 0.7%
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (f)		8,676	220,631
Total Preferred Securities — 2.6%			869,232
Total Long-Term Investments (Cost — $32,002,906) — 97.4%			32,604,521

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (l)(m)		689,145	689,145
Total Short-Term Securities (Cost — $689,145) — 2.1%			689,145

Options Purchased
(Cost — $12,925) — 0.0%			2,338
Total Investments Before Options Written (Cost — $32,704,976*) — 99.5%			33,296,004

Options Written
(Premiums Received — $ 2,305) — (0.0)%			(357)
Total Investments Net of Options Written — 99.5%			33,295,647
Other Assets Less Liabilities — 0.5%			171,923

Net Assets — 100.0%			$33,467,570

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,815,279

Gross unrealized appreciation	$978,659
Gross unrealized depreciation	(497,934)

Net unrealized appreciation	$480,725

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $195 and an original cost of $195 which was 0.0% of its net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Variable rate security. Rate as of period end.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Convertible security.

(i)	Amount is less than $500.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value Held at March 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	637,350	51,795	[2]	—	689,145	$689,145	$584	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,461	—		(2,461)	—	—	—	$2,494	$(1,138)
Total						$689,145	$584	$2,494	$(1,138)

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Russell 2000 Mini Index	June 2017	USD	138,440	$(1,743)
(5)	S&P 500 E-Mini Index	June 2017	USD	589,800	1,284
Total					$ (459)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	495,000	USD	523,859	The Bank of New York Mellon	4/05/17	$4,327
USD	364,777	CAD	483,000	HSBC Bank PLC	4/05/17	1,551
USD	362,322	CAD	483,000	Westpac Banking Corp.	5/04/17	(1,055)
Total						$4,823

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	230.00	21	$1,229

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.60%	Pay	3-month LIBOR	4/26/17	USD	260	$247
10-Year Interest Rate Swap	Citibank N.A.	Put	2.75%	Pay	3-month LIBOR	6/26/17	USD	260	862
Total									$1,109

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	220.00	21	$(357)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	20	$ 336
CDX.NA.HY.28.V1	5.00%	6/20/22	B+	USD	156	1,281
Total						$1,617

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
Avis Budget Group, Inc.	5.00%	Barclays Bank PLC	6/20/22	BB-	USD	9	$ 308	$ 204	$104
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	6/20/22	B	USD	13	(814)	(880)	66
Total							$(506)	$(676)	$170

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	13

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$555,189	—	$195	$555,384
Corporate Bonds	—	$28,306,699	181,259	28,487,958
Floating Rate Loan Interests	—	2,582,072	40,512	2,622,584
Foreign Agency Obligations	—	18,405	—	18,405
Investment Companies	41,858	—	—	41,858
Other Interests	—	9,100	—	9,100
Preferred Securities	287,246	581,986	—	869,232
Short-Term Securities	689,145	—	—	689,145
Options Purchased:
Equity contracts	1,229	—	—	1,229
Interest rate contracts	—	1,109	—	1,109

Total	$1,574,667	$31,499,371	$221,966	$33,296,004

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$1,787	—	$1,787
Equity contracts	$1,284	—	—	1,284
Foreign Currency Exchange Contracts	—	5,878	—	5,878
Liabilities:
Equity contracts	(2,100)	—	—	(2,100)
Foreign Currency Exchange Contracts	—	(1,055)	—	(1,055)

Total	$(816)	$6,610	—	$5,794

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2016	$195	$190,308	$125,524	$100,393	$416,420
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	(1)	(289)	—	(290)
Net realized gain (loss)	—	(9)	3,350	69,424	72,765
Net change in unrealized appreciation (depreciation)[1]	—	(1,501)	(13,503)	(72,681)	(87,685)
Purchases	—	20,535	26,913	—	47,448
Sales	—	(28,073)	(101,483)	(97,136)	(226,692)

Closing Balance, as of March 31, 2017	$195	$181,259	$40,512	—	$221,966

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[1]	—	$(1,509)	$293	—	$(1,216)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	453	$90,709
Airlines — 1.7%
Delta Air Lines, Inc.	59,274	2,724,233
Southwest Airlines Co.	3,609	194,020

		2,918,253
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	67,011	2,412,396
Lear Corp.	16,490	2,334,654

		4,747,050
Banks — 12.7%
Bank of America Corp.	255,454	6,026,160
Citigroup, Inc.	23,466	1,403,736
JPMorgan Chase & Co.	77,958	6,847,831
Regions Financial Corp.	66,190	961,741
SunTrust Banks, Inc.	54,602	3,019,491
U.S. Bancorp	75,354	3,880,731

		22,139,690
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	16,643	1,629,683
Biotechnology — 4.2%
Biogen, Inc. (a)	13,796	3,772,102
Bioverativ, Inc. (a)	4,084	222,415
Gilead Sciences, Inc.	49,129	3,336,842

		7,331,359
Building Products — 0.2%
Owens Corning	6,504	399,150
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	15,078	3,463,718
Chemicals — 2.5%
Dow Chemical Co.	67,800	4,308,012
Communications Equipment — 2.2%
Cisco Systems, Inc.	115,843	3,915,493
Construction & Engineering — 0.3%
EMCOR Group, Inc.	9,758	614,266
Consumer Finance — 1.1%
SLM Corp. (a)	157,224	1,902,410
Containers & Packaging — 1.6%
Avery Dennison Corp.	12,262	988,317
Packaging Corp. of America	19,680	1,803,082

		2,791,399
Diversified Telecommunication Services — 0.3%
AT&T Inc.	9,500	394,725
Verizon Communications, Inc.	3,776	184,080

		578,805
Electric Utilities — 0.6%
FirstEnergy Corp.	31,653	1,007,198
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	27,673	1,597,009
Flex Ltd. (a)	116,033	1,949,354

		3,546,363

Common Stocks	Shares	Value
Food & Staples Retailing — 4.4%
CVS Health Corp.	34,237	$2,687,605
Walgreens Boots Alliance, Inc.	42,893	3,562,264
Wal-Mart Stores, Inc.	20,296	1,462,936

		7,712,805
Health Care Providers & Services — 7.0%
Aetna, Inc.	2,211	282,013
Anthem, Inc.	4,489	742,391
Centene Corp. (a)	23,470	1,672,472
Cigna Corp.	4,470	654,810
Humana, Inc.	16,006	3,299,477
Laboratory Corp. of America Holdings (a)	9,365	1,343,597
McKesson Corp.	4,689	695,191
UnitedHealth Group, Inc.	21,469	3,521,131

		12,211,082
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	69,508	4,094,716
Household Durables — 1.8%
DR Horton, Inc.	50,650	1,687,151
Lennar Corp., Class A	14,770	756,076
NVR, Inc. (a)	369	777,439

		3,220,666
Insurance — 0.1%
Prudential Financial, Inc.	871	92,918
Internet Software & Services — 4.0%
Alphabet, Inc., Class A (a)	4,138	3,508,196
Alphabet, Inc., Class C (a)	4,170	3,459,265

		6,967,461
IT Services — 2.3%
Amdocs Ltd.	25,068	1,528,897
Cognizant Technology Solutions Corp., Class A (a)	41,519	2,471,211

		4,000,108
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc. (a)	1,089	87,697
Machinery — 1.9%
Stanley Black & Decker, Inc.	20,331	2,701,380
WABCO Holdings, Inc. (a)	5,569	653,912

		3,355,292
Media — 3.1%
Comcast Corp., Class A	146,400	5,503,176
Metals & Mining — 0.9%
Rio Tinto PLC — ADR	39,958	1,625,491
Multiline Retail — 0.0%
Kohl’s Corp. (b)	1,437	57,207
Multi-Utilities — 0.7%
Ameren Corp.	3,228	176,217
Public Service Enterprise Group, Inc.	21,991	975,301

		1,151,518
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	8,815	546,530

Portfolio Abbreviations
ADR	American Depositary Receipts

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC — ADR (b)	53,923	$1,861,422
Chevron Corp.	33,037	3,547,183
Hess Corp.	13,122	632,612
Marathon Oil Corp.	32,421	512,252
Statoil ASA — ADR (b)	35,850	615,903
Suncor Energy, Inc.	53,671	1,650,383
TOTAL SA — ADR	23,181	1,168,786
Valero Energy Corp.	8,700	576,723

		11,111,794
Pharmaceuticals — 3.4%
Allergan PLC	4,252	1,015,888
Mallinckrodt PLC	23,068	1,028,141
Merck & Co., Inc.	25,636	1,628,911
Mylan NV (a)	4,387	171,049
Pfizer, Inc.	34,213	1,170,427
Teva Pharmaceutical Industries Ltd. — ADR	26,771	859,081

		5,873,497
Professional Services — 0.8%
Robert Half International, Inc.	28,032	1,368,803
Road & Rail — 0.9%
Norfolk Southern Corp.	13,732	1,537,572
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	13,150	511,535
Intel Corp.	67,798	2,445,474
Lam Research Corp.	30,014	3,852,597
Qorvo, Inc. (a)(b)	10,437	715,561

		7,525,167
Software — 5.6%
Activision Blizzard, Inc.	50,470	2,516,434
Dell Technologies, Inc., Class V (a)	9,047	579,732
Microsoft Corp.	102,482	6,749,464

		9,845,630

Common Stocks	Shares	Value
Specialty Retail — 4.8%
Home Depot, Inc.	25,826	$3,792,032
Lowe’s Cos., Inc.	47,514	3,906,126
Urban Outfitters, Inc. (a)	29,628	703,961

		8,402,119
Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	64,168	9,218,375
Tobacco — 1.7%
Altria Group, Inc.	41,225	2,944,289
Total Common Stocks — 96.8%		169,290,941

Total Long-Term Investments (Cost — $131,111,312) — 96.8%		169,290,941

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	5,400,145	5,400,145
SL Liquidity Series, LLC, Money Market Series, 1.11% (c)(d)(e)	3,171,995	3,172,312
Total Short-Term Securities (Cost — $8,572,734) — 4.9%		8,572,457
Total Investments (Cost — $139,684,046*) — 101.7%		177,863,398
Liabilities in Excess of Other Assets — (1.7)%		(2,970,493)

Net Assets — 100.0%		$174,892,905

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$140,170,401

Gross unrealized appreciation	$40,793,552
Gross unrealized depreciation	(3,100,555)

Net unrealized appreciation	$37,692,997

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,419,707	(19,562)	5,400,145	$5,400,145	$6,891		—	—
SL Liquidity Series, LLC, Money Market Series	5,190,005	(2,018,010)	3,171,995	3,172,312	5,167	[2]	$(989)	$93
Total				$8,572,457	$12,058		$(989)	$93

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
15	S&P 500 E-Mini Index	June 2017	USD	1,769,400	$(9,483)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$169,290,941	—	—	$169,290,941
Short-Term Securities	5,400,145	—	—	5,400,145

Subtotal	$174,691,086	—	—	$174,691,086

Investments Valued at NAV[2]				3,172,312

Total Investments				$177,863,398

[1] See above Schedule of Investments for values in each industry.
[2] As of March 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(9,483)	—	—	$(9,483)

[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.50%, 12/25/33 (a)	USD	23	$19,392
Series 2007-HE4, Class A2A, 1.11%, 5/25/37 (a)		20	6,637
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 0.00%, 8/15/30		22	16,855
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		95	94,599
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)		86	85,367
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		97	97,061
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.94%, 12/10/25 (a)		20	16,381
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		19	8,630
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		18	8,265
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		31	15,191
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE9, Class 2A, 1.12%, 11/25/36-3/25/37 (a)		70	58,123
Series 2007-HE3, Class 1A4, 1.33%, 4/25/37 (a)		91	57,181
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.18%, 1/25/36 (a)		27	25,478
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 1.10%, 10/25/36 (a)		87	56,740
Series 2006-NC4, Class A3, 0.94%, 10/25/36 (a)		100	72,933
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		8	8,148

Asset-Backed Securities		Par (000)	Value
CIFC Funding Ltd.:
Series 2014-2A, Class A1LR, 2.23%, 5/24/26 (a)(b)	USD	250	$250,000
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		250	250,835
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 1.03%, 8/25/36 (a)		30	23,742
Conseco Financial Corp.:
Series 1998-8, Class A1, 6.28%, 9/01/30		11	11,764
Series 1998-8, Class M1, 6.98%, 9/01/30 (a)		25	20,228
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.40%, 9/25/33 (a)		27	25,589
Series 2004-5, Class A, 1.68%, 10/25/34 (a)		32	30,558
Series 2006-8, Class 2A3, 0.94%, 1/25/46 (a)		22	21,005
Series 2006-S10, Class A3, 1.10%, 10/25/36 (a)		30	26,118
Series 2006-S3, Class A4, 6.41%, 1/25/29 (c)		22	21,615
Series 2006-SPS1, Class A, 1.00%, 12/25/25 (a)		2	2,149
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		15	15,764
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	17,623
Series 2007-S1, Class A3, 5.81%, 11/25/36 (a)		19	19,173
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1.21%, 12/15/33 (a)(b)		32	27,868
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 1.09%, 5/15/35 (a)		11	9,354
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		108	108,432

Portfolio Abbreviations
ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PLN	Polish Zloty
ADR	American Depositary Receipt	EUR	Euro	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corporation	GBP	British Pound	REIT	Real Estate Investment Trust
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
BRL	Brazilian Real	KRW	South Korean Won	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	TRY	Turkish Lira
CLP	Chilean Peso	MXN	Mexican Peso	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	OTC	Over-the-counter	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A3, 1.14%, 4/25/36 (a)	USD	10	$8,689
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,272
GSAMP Trust:
Series 2006-FM2, Class A2B, 1.10%, 9/25/36 (a)		23	10,666
Series 2007-H1, Class A1B, 1.18%, 1/25/47 (a)		17	10,997
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		14	6,119
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.27%, 4/15/36 (a)		19	17,537
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		60	34,183
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 4/15/40 (a)		40	42,927
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)		88	85,953
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 1.20%, 2/25/36-11/25/36 (a)		60	46,422
Series 2006-2, Class 2A3, 1.17%, 3/25/46 (a)		23	10,724
Series 2006-4, Class 2A4, 1.24%, 5/25/36 (a)		22	10,756
Series 2006-9, Class 2A3, 1.14%, 10/25/36 (a)		29	12,387
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.38%, 12/25/34 (a)		35	32,220
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.21%, 1/20/24 (a)(b)		250	249,545
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.52%, 10/17/44 (a)(b)		100	95,546
Series 2016-AA, Class A2B, 2.92%, 12/15/45 (a)(b)		100	103,971
OCP CLO Ltd.:
Series 2015-8A, Class A1, 2.55%, 4/17/27 (a)(b)		100	99,998
Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)		180	181,274
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 2.92%, 3/20/25 (a)(b)		150	149,606
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.32%, 8/23/24 (a)(b)		200	199,890
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		31	30,799
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.42%, 7/25/33 (a)		45	42,017
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.48%, 10/30/27 (a)(b)		250	250,050
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.19%, 7/22/25 (a)(b)		250	250,165
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.49%, 1/17/26 (a)(b)		250	250,000
Progress Residential Trust, Series 2016-SFR1, Class E, 4.79%, 9/17/33 (a)(b)		100	102,221
RASC Trust, Series 2003-KS5, Class AIIB, 1.36%, 7/25/33 (a)		17	15,295
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.48%, 11/25/45 (a)(b)		15	14,973

Asset-Backed Securities		Par (000)	Value
Scholar Funding Trust, Series 2013-A, Class A, 1.43%, 1/30/45 (a)(b)	USD	141	$137,171
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.49%, 5/15/26 (a)(b)		248	248,005
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 1.29%, 3/15/24 (a)		25	24,117
SLM Private Education Loan Trust, Series 2013-C, Class A2B, 2.17%, 10/15/31 (a)(b)		96	96,825
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.78%, 1/25/35 (a)		6	6,164
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)		87	87,449
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 1.08%, 1/25/35 (a)		40	37,247
SWAY Residential Trust, Series 2014-1, Class A, 2.07%, 1/17/32 (a)(b)		97	97,167
TICP CLO III Ltd., Series 2014-3A, Class A, 2.57%, 1/20/27 (a)(b)		500	500,003
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 5/17/32 (a)(b)		93	92,560
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36-8/27/36 (b)(c)		197	195,637
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(c)		97	96,507
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36-8/27/36 (b)(c)		179	178,700
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.11%, 1/15/27 (a)(b)		250	250,313
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (b)(c)		101	101,680
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.11%, 7/25/37 (a)(b)		31	27,441
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1.14%, 10/25/36 (a)		16	12,099

Total Asset-Backed Securities — 11.0%			6,183,085

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)		12	12,115
4.75%, 10/07/44 (b)		3	3,130
Lockheed Martin Corp.:
3.55%, 1/15/26		14	14,229
3.60%, 3/01/35		9	8,580
4.50%, 5/15/36		5	5,310
4.07%, 12/15/42		16	15,707
4.70%, 5/15/46		6	6,499
Northrop Grumman Corp., 3.85%, 4/15/45		12	11,297
Rockwell Collins, Inc., 3.20%, 3/15/24		66	65,925

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp.:
1.78%, 5/04/18 (c)	USD	58	$57,984
4.15%, 5/15/45		19	19,043

			219,819
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		22	23,576
3.90%, 2/01/35		3	2,883
4.10%, 2/01/45		20	18,523
4.75%, 11/15/45		41	41,991
4.55%, 4/01/46		13	12,990
4.40%, 1/15/47		24	23,333

			123,296
Airlines — 0.5%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		34	34,553
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		54	52,817
Delta Air Lines, Inc., 2.88%, 3/13/20		148	149,198
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (b)		19	18,013
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		6	6,147

			260,728
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		30	31,318
4.40%, 10/01/46		13	12,386

			43,704
Banks — 6.8%
Bank of America Corp.:
2.25%, 4/21/20		107	106,716
3.30%, 1/11/23		76	76,472
3.88%, 8/01/25		38	38,674
3.50%, 4/19/26		53	52,265
3.25%, 10/21/27		25	23,796
4.88%, 4/01/44		5	5,393
4.44%, 1/20/48 (a)		110	110,711
BB&T Corp.:
2.45%, 1/15/20		40	40,408
2.75%, 4/01/22		240	241,467
Citigroup, Inc.:
1.80%, 2/05/18		58	58,030
2.50%, 9/26/18		106	106,948
2.50%, 7/29/19		78	78,704
2.90%, 12/08/21		321	322,224
3.50%, 5/15/23		39	39,283
3.88%, 3/26/25		40	39,738
3.89%, 1/10/28 (a)		63	63,281
4.13%, 7/25/28		35	34,417
4.75%, 5/18/46		80	79,030
HSBC Holdings PLC, 2.65%, 1/05/22		200	197,453
JPMorgan Chase & Co.:
2.20%, 10/22/19		35	35,170
2.75%, 6/23/20		7	7,091
2.97%, 1/15/23		168	167,867
3.88%, 9/10/24		29	29,394
3.90%, 7/15/25		64	66,155
3.20%, 6/15/26		40	38,838
4.25%, 10/01/27		30	30,736
3.78%, 2/01/28 (a)		130	131,227

Corporate Bonds		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	USD	78	$78,509
Mizuho Financial Group, Inc., 2.95%, 2/28/22		224	224,080
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		200	197,112
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (b)		271	270,602
U.S. Bancorp, 2.95%, 7/15/22		50	50,478
Wells Fargo & Co.:
2.60%, 7/22/20		34	34,336
2.55%, 12/07/20		27	27,137
2.10%, 7/26/21		120	117,531
3.55%, 9/29/25		35	35,259
3.00%, 4/22/26		52	49,905
3.00%, 10/23/26		46	44,043
4.90%, 11/17/45		16	16,682
4.75%, 12/07/46		66	67,427
Westpac Banking Corp., 2.15%, 3/06/20		379	379,226

			3,813,815
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		48	48,361
3.30%, 2/01/23		50	50,891
4.70%, 2/01/36		20	21,159
4.90%, 2/01/46		142	153,463
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		12	10,990
Molson Coors Brewing Co.:
5.00%, 5/01/42		10	10,549
4.20%, 7/15/46		16	14,983

			310,396
Biotechnology — 0.6%
AbbVie, Inc.:
2.50%, 5/14/20		56	56,382
2.90%, 11/06/22		35	34,869
4.50%, 5/14/35		9	8,938
Amgen, Inc.:
2.13%, 5/01/20		40	40,001
4.40%, 5/01/45		34	33,002
Gilead Sciences, Inc.:
2.35%, 2/01/20		10	10,078
2.50%, 9/01/23		23	22,253
3.65%, 3/01/26		8	8,073
4.60%, 9/01/35		9	9,272
4.80%, 4/01/44		28	28,922
4.50%, 2/01/45		13	12,825
4.75%, 3/01/46		20	20,400
4.15%, 3/01/47		33	30,775

			315,790
Building Products — 0.1%
Johnson Controls International PLC:
5.13%, 9/14/45		30	33,174
4.50%, 2/15/47		11	11,165

			44,339
Capital Markets — 3.1%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		71	71,526
2.05%, 5/03/21		120	118,418
Credit Suisse AG, 3.00%, 10/29/21		250	252,280

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	USD	63	$63,710
2.00%, 4/25/19		16	15,970
2.60%, 4/23/20		46	46,259
2.75%, 9/15/20		20	20,166
2.63%, 4/25/21		34	33,907
2.35%, 11/15/21		94	92,062
3.50%, 1/23/25		25	24,904
3.75%, 5/22/25		79	79,974
3.50%, 11/16/26		99	96,784
Jefferies Group LLC, 6.50%, 1/20/43		10	10,847
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (d)(e)		150	—
Moody’s Corp., 2.75%, 12/15/21		38	37,941
Morgan Stanley:
2.80%, 6/16/20		76	76,922
2.63%, 11/17/21		175	173,847
3.75%, 2/25/23		58	59,897
3.70%, 10/23/24		56	56,805
4.00%, 7/23/25		39	40,215
4.38%, 1/22/47		110	110,080
State Street Corp., 2.65%, 5/19/26		57	54,607
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (b)		200	196,074

			1,733,195
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35 (f)		14	13,415
Dow Chemical Co.:
4.38%, 11/15/42		9	8,846
4.63%, 10/01/44		11	11,281
Eastman Chemical Co., 4.80%, 9/01/42		15	15,381
Monsanto Co., 3.60%, 7/15/42		14	11,887
Sherwin-Williams Co., 4.00%, 12/15/42		10	9,244

			70,054
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)		55	55,551
Waste Management, Inc., 3.90%, 3/01/35		16	15,890

			71,441
Communications Equipment — 0.1%
Harris Corp., 2.70%, 4/27/20		14	14,129
Juniper Networks, Inc., 3.30%, 6/15/20		21	21,479

			35,608
Consumer Finance — 1.6%
American Express Credit Corp.:
1.13%, 6/05/17		145	145,006
2.25%, 8/15/19		28	28,221
Capital One Financial Corp., 3.75%, 7/28/26		19	18,399
Discover Financial Services, 4.10%, 2/09/27		63	63,021
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		235	234,997
General Motors Financial Co., Inc.:
2.63%, 7/10/17		100	100,282
4.75%, 8/15/17		90	90,978
3.10%, 1/15/19		13	13,210
3.70%, 11/24/20		23	23,681
3.20%, 7/06/21		86	86,326
4.00%, 1/15/25		39	39,196

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Synchrony Financial:
2.60%, 1/15/19	USD	36	$36,281
2.70%, 2/03/20		19	19,076
4.50%, 7/23/25		19	19,499

			918,173
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.89%, 7/01/99		10	8,686
University of Southern California, 3.03%, 10/01/39		33	29,779

			38,465
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 5/26/22		150	151,144
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		30	33,595
BP Capital Markets PLC, 2.24%, 5/10/19		86	86,534
Glencore Funding LLC, 4.00%, 3/27/27 (b)		70	69,107
Hyundai Capital America, 2.55%, 4/03/20 (b)		132	132,002
Shell International Finance BV:
4.13%, 5/11/35		36	36,274
3.63%, 8/21/42		16	14,438
Siemens Financieringsmaatschappij NV, 3.13%, 3/16/24 (b)		250	251,788
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		4	3,939

			778,821
Diversified Telecommunication Services — 0.6%
AT&T Inc.:
3.80%, 3/01/24		40	40,615
5.25%, 3/01/37		29	29,564
6.38%, 3/01/41		13	14,852
4.30%, 12/15/42		8	7,113
4.75%, 5/15/46		36	33,591
Orange SA, 5.50%, 2/06/44		18	20,466
Verizon Communications, Inc.:
5.25%, 3/16/37		64	66,168
3.85%, 11/01/42		27	22,606
4.86%, 8/21/46		101	97,101

			332,076
Electric Utilities — 0.6%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		13	11,785
Commonwealth Edison Co., 4.70%, 1/15/44		11	12,004
Emera U.S. Finance LP:
2.15%, 6/15/19		32	31,990
2.70%, 6/15/21		49	48,722
Exelon Corp.:
2.85%, 6/15/20		51	51,669
2.45%, 4/15/21		9	8,892
Great Plains Energy, Inc., 2.50%, 3/09/20		55	55,232
Puget Sound Energy, Inc., 4.30%, 5/20/45		31	32,398
Southern California Edison Co., 1.25%, 11/01/17		19	18,983
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		57	58,385

			330,060
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 4/01/24		19	19,026

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	USD	40	$40,504
Nabors Industries, Inc., 5.50%, 1/15/23 (b)		17	17,351
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		48	49,081

			106,936
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		23	23,323
3.45%, 9/15/21		22	22,397
3.50%, 1/31/23		8	8,047
5.00%, 2/15/24		8	8,640
4.40%, 2/15/26		5	5,172
Crown Castle International Corp.:
3.40%, 2/15/21		11	11,189
2.25%, 9/01/21		39	37,914

			116,682
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43		10	11,179
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		61	62,223
4.65%, 6/01/46		2	1,990

			75,392
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (b)		5	5,313
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
2.80%, 9/15/20		26	26,226
3.88%, 9/15/25		9	9,144
Becton Dickinson and Co.:
1.80%, 12/15/17		9	9,007
2.68%, 12/15/19		34	34,484
4.69%, 12/15/44		8	8,351
Boston Scientific Corp., 2.65%, 10/01/18		28	28,276
Medtronic, Inc.:
2.50%, 3/15/20		24	24,346
3.63%, 3/15/24		30	31,125
4.63%, 3/15/44		33	35,245
Stryker Corp., 4.63%, 3/15/46		16	16,453

			222,657
Health Care Providers & Services — 0.8%
Aetna, Inc.:
4.50%, 5/15/42		18	18,745
4.13%, 11/15/42		10	9,839
4.75%, 3/15/44		10	10,824
AmerisourceBergen Corp., 1.15%, 5/15/17		42	41,987
Anthem, Inc.:
1.88%, 1/15/18		70	70,053
2.30%, 7/15/18		86	86,383
Baylor Scott & White Holdings, 4.19%, 11/15/45		15	14,887
Catholic Health Initiatives, 4.35%, 11/01/42		10	8,526
Cigna Corp., 3.25%, 4/15/25		44	43,492
Express Scripts Holding Co., 1.25%, 6/02/17		25	24,990
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		20	20,105
New York & Presbyterian Hospital, 3.56%, 8/01/36		9	8,415
Ochsner Clinic Foundation, 5.90%, 5/15/45		10	11,399
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		15	14,137
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		10	10,801

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	15	$15,302
4.63%, 7/15/35		7	7,632
4.20%, 1/15/47		18	18,278

			435,795
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		8	8,383
4.60%, 5/26/45		2	2,033
4.88%, 12/09/45		9	9,572
4.45%, 3/01/47		27	27,090

			47,078
Household Durables — 0.1%
Newell Brands, Inc., 2.88%, 12/01/19		51	51,906
Independent Power and Renewable Electricity Producers — 0.0%
Genneia SA, 8.75%, 1/20/22 (b)		4	4,170
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		103	102,282
General Electric Co., 4.50%, 3/11/44		45	48,411
Roper Technologies, Inc., 2.80%, 12/15/21		26	26,029

			176,722
Insurance — 0.9%
Allstate Corp., 4.20%, 12/15/46		24	24,269
American International Group, Inc.:
3.75%, 7/10/25		25	24,861
3.88%, 1/15/35		22	20,103
4.50%, 7/16/44		19	18,131
Aon PLC, 4.75%, 5/15/45		22	21,975
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26		6	6,172
4.35%, 1/30/47		10	10,128
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (b)		265	265,005
Prudential Financial, Inc., 4.60%, 5/15/44		41	43,252
Travelers Cos., Inc., 4.60%, 8/01/43		23	25,005
XLIT Ltd., 2.30%, 12/15/18		35	35,222

			494,123
IT Services — 0.3%
DXC Technology Co., 2.88%, 3/27/20 (b)		21	21,176
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		4	4,157
4.50%, 8/15/46		70	67,558
Total System Services, Inc., 4.80%, 4/01/26		58	62,433
Visa, Inc., 4.15%, 12/14/35		16	16,739

			172,063
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		5	5,185
Media — 1.4%
21st Century Fox America, Inc.:
4.75%, 9/15/44		13	13,129
4.95%, 10/15/45		4	4,140
CBS Corp., 2.30%, 8/15/19		25	25,096
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		52	54,836
4.91%, 7/23/25		14	14,793
6.38%, 10/23/35		16	18,188
6.48%, 10/23/45		70	80,594

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Comcast Corp.:
3.38%, 8/15/25	USD	12	$12,108
4.25%, 1/15/33		10	10,296
4.40%, 8/15/35		25	25,913
4.75%, 3/01/44		46	48,530
4.60%, 8/15/45		17	17,578
3.40%, 7/15/46		13	11,123
Discovery Communications LLC:
3.80%, 3/13/24		53	52,549
4.88%, 4/01/43		34	30,799
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		22	22,915
3.75%, 2/15/23		16	16,233
NBCUniversal Media LLC, 4.45%, 1/15/43		25	25,166
Time Warner Cable LLC:
5.00%, 2/01/20		30	31,907
4.13%, 2/15/21		31	32,250
4.00%, 9/01/21		8	8,293
5.50%, 9/01/41		12	12,307
4.50%, 9/15/42		3	2,719
Time Warner, Inc.:
2.10%, 6/01/19		41	41,065
3.60%, 7/15/25		19	18,786
4.85%, 7/15/45		31	30,150
Viacom, Inc.:
2.75%, 12/15/19		14	14,102
4.50%, 3/01/21		24	25,320
2.25%, 2/04/22		38	36,472
3.45%, 10/04/26		14	13,316
5.25%, 4/01/44		15	14,711

			765,384
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 4/01/42		40	43,491
Newmont Mining Corp.:
3.50%, 3/15/22		40	41,131
4.88%, 3/15/42		30	29,982
Nucor Corp., 5.20%, 8/01/43		12	13,638
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		20	19,882

			148,124
Multi-Utilities — 0.3%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		9	9,860
Consumers Energy Co., 3.95%, 5/15/43		14	14,068
Dominion Gas Holdings LLC, 4.60%, 12/15/44		22	22,060
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	20,870
4.30%, 3/15/45		14	14,414
Virginia Electric & Power Co.:
3.50%, 3/15/27		49	50,007
4.45%, 2/15/44		7	7,385
4.20%, 5/15/45		20	20,369

			159,033
Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		18	23,122
4.50%, 7/15/44		8	7,546
Apache Corp., 4.25%, 1/15/44		16	15,008
Devon Energy Corp., 5.60%, 7/15/41		38	40,187
Energy Transfer Partners LP, 6.13%, 12/15/45		40	42,796
Enterprise Products Operating LLC:
5.10%, 2/15/45		8	8,356
4.90%, 5/15/46		32	32,754

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.:
4.15%, 1/15/26	USD	14	$14,626
3.90%, 4/01/35		10	9,573
Exxon Mobil Corp.:
1.82%, 3/15/19		57	57,217
4.11%, 3/01/46		20	20,561
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		50	50,813
Kinder Morgan, Inc.:
3.05%, 12/01/19		21	21,354
5.05%, 2/15/46		20	19,414
MPLX LP, 5.20%, 3/01/47		12	12,075
Noble Energy, Inc., 5.05%, 11/15/44		17	17,384
Petro-Canada, 6.80%, 5/15/38 (f)		20	25,706
Pioneer Natural Resources Co., 4.45%, 1/15/26		10	10,525
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		20	20,602
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28 (b)		26	25,683
Spectra Energy Partners LP, 4.50%, 3/15/45		40	37,369
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		7	6,763
5.35%, 5/15/45		10	9,755
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		18	18,018
2.50%, 8/01/22		26	25,604
Williams Partners LP, 4.00%, 9/15/25		50	50,211

			623,022
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		23	29,120
Pharmaceuticals — 0.8%
Actavis Funding SCS:
2.35%, 3/12/18		132	132,576
3.00%, 3/12/20		54	54,922
3.80%, 3/15/25		144	145,314
4.75%, 3/15/45		70	70,300
Mylan NV, 5.25%, 6/15/46		12	12,289
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		17	17,274
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		45	42,741

			475,416
Real Estate Management & Development — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 3/23/27 (b)		70	70,362
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		4	3,995
4.70%, 9/01/45		10	10,864
4.13%, 6/15/47		70	69,803
CSX Corp., 4.25%, 11/01/66		23	20,871
Norfolk Southern Corp.:
6.00%, 5/23/11		26	30,139
4.45%, 6/15/45		19	19,765
Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.40%, 11/15/26 (b)		50	48,065
Union Pacific Corp.:
3.38%, 2/01/35		11	10,608
3.88%, 2/01/55		20	18,639
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		53	52,051

			284,800

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.:
3.90%, 12/15/25	USD	7	$7,170
3.50%, 12/05/26		70	69,326
5.30%, 12/15/45		7	7,749
Applied Materials, Inc.:
3.30%, 4/01/27		37	37,147
4.35%, 4/01/47		22	22,272
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		188	187,977
3.00%, 1/15/22 (b)		246	245,687
3.63%, 1/15/24 (b)		128	128,943
Lam Research Corp.:
2.75%, 3/15/20		19	19,221
2.80%, 6/15/21		27	27,098
QUALCOMM, Inc., 4.80%, 5/20/45		13	13,497

			766,087
Software — 0.6%
Microsoft Corp.:
3.50%, 2/12/35		27	25,978
3.70%, 8/08/46		142	133,297
4.25%, 2/06/47		100	102,505
Oracle Corp.:
3.25%, 5/15/30		38	37,498
4.00%, 7/15/46		35	33,391
4.38%, 5/15/55		13	12,696

			345,365
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
3.00%, 2/09/24		48	48,412
3.45%, 2/09/45		12	10,696
4.65%, 2/23/46		86	92,278
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (b)		40	51,660
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		65	65,783
3.85%, 10/15/20		28	28,795
HP, Inc., 3.75%, 12/01/20		6	6,243

			303,867
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		22	22,132
3.25%, 6/12/20		10	10,261

			32,393
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.00%, 9/15/23		95	92,835
3.63%, 4/01/27		36	34,990
GATX Corp.:
2.60%, 3/30/20		26	26,343
3.85%, 3/30/27		16	15,873

			170,041
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., 5.00%, 3/15/44		8	8,602
Vodafone Group PLC, 4.38%, 2/19/43		40	36,573

			45,175
Total Corporate Bonds — 27.7%			15,591,017

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)	USD	10	$10,438
YPF SA:
8.88%, 12/19/18 (b)		13	14,144
8.50%, 3/23/21 (b)		2	2,191
8.50%, 7/28/25		1	1,085

			27,858
Brazil — 0.3%
Petrobras Global Finance BV:
5.75%, 1/20/20		4	4,200
4.88%, 3/17/20		4	4,102
5.38%, 1/27/21		81	83,147
8.38%, 5/23/21		77	86,971
8.75%, 5/23/26		2	2,315
7.38%, 1/17/27		5	5,286
6.85%, 6/05/15		4	3,565

			189,586
Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 3/13/27 (b)		47	50,560
Total Foreign Agency Obligations — 0.5%			268,004

Foreign Government Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina:
5.63%, 1/26/22		59	60,416
7.82%, 12/31/33	EUR	15	16,287

			76,703
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Inflation Linked Bonds, Series B, 6.00%, 5/15/21 (g)	BRL	—	58,019
Colombia — 0.4%
Republic of Colombia, 4.00%, 2/26/24	USD	200	205,800
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24		50	55,647
Lebanon — 0.1%
Lebanese Republic, 6.85%, 3/23/27		28	28,560
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	12	62,753
5.13%, 1/15/20		34	36,882
3.50%, 1/21/21		10	10,364
4.15%, 3/28/27	USD	343	348,831
5.75%, 10/12/10		8	7,960

			466,790
Russia — 0.8%
Russian Federation:
7.50%, 8/18/21	RUB	11,660	204,480
7.75%, 9/16/26		1,469	25,855
8.15%, 2/03/27		7,499	136,649
7.05%, 1/19/28		5,142	85,817

			452,801

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Turkey — 0.1%
Republic of Turkey:
7.00%, 6/05/20	USD	39	$42,554
8.80%, 9/27/23	TRY	110	27,481

			70,035
United Kingdom — 2.8%
United Kingdom Gilt, 0.50%, 7/22/22	GBP	1,274	1,595,609
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	50	52,200
Total Foreign Government Obligations — 5.4%			3,062,164

Investment Companies — 1.0%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (h)		6,500	570,570

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.4%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.58%, 10/25/46 (a)	USD	44	34,383
Series 2006-5, Class A1, 1.56%, 11/25/46 (a)		43	21,896
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.62%, 9/27/46 (a)(b)		93	93,397
Series 2016-3, Class 4A, 3.37%, 4/27/47 (a)(b)		89	89,618
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)		98	98,757
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.23%, 9/25/47 (a)		33	23,326
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.15%, 3/25/37 (a)		9	7,663
Series 2007-AR4, Class 1A1, 0.98%, 9/25/47 (a)		31	27,129
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 1.08%, 1/25/36 (a)		13	11,230
Series 2006-15CB, Class A1, 6.50%, 6/25/36		6	4,540
Series 2006-OA14, Class 1A1, 2.37%, 11/25/46 (a)		65	53,335
Series 2006-OA6, Class 1A2, 1.19%, 7/25/46 (a)		28	23,696
Series 2006-OA8, Class 1A1, 0.97%, 7/25/46 (a)		10	8,596
Series 2007-OA3, Class 1A1, 1.12%, 4/25/47 (a)		15	13,004
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.60%, 4/25/46 (a)		90	44,695
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 3A1, 1.83%, 11/27/37 (a)(b)		36	33,788
Credit Suisse Mortgage Capital Certificates:
Series 2013-5R, Class 1A6, 1.03%, 2/27/36 (a)(b)		25	21,000
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		44	44,253

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.93%, 12/25/36 (a)	USD	82	$66,510
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.64%, 3/25/36 (a)		8	6,628
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 1.13%, 1/25/35 (a)(b)		12	10,639
Series 2005-RP2, Class 1AF, 1.33%, 3/25/35 (a)(b)		15	12,967
Series 2006-RP1, Class 1AF1, 1.33%, 1/25/36 (a)(b)		11	8,928
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.58%, 11/25/34 (a)		13	13,168
LSTAR Securities Investment Ltd.:
Series 2016-3, Class A, 2.78%, 9/01/21 (a)(b)		67	66,537
Series 2017-2, Class A1, 2.78%, 2/01/22 (a)(b)		99	97,305
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.78%, 11/01/20 (a)(b)		31	30,522
Series 2016-2, Class A, 2.78%, 3/01/21 (a)(b)		84	83,356
Series 2016-5, Class A1, 2.78%, 11/01/21 (a)(b)		82	82,645
RALI Series Trust, Series 2006-QO6, Class A2, 1.21%, 6/25/46 (a)		36	15,456
RALI Trust:
Series 2007-QH6, Class A1, 1.17%, 7/25/37 (a)		15	13,200
Series 2007-QH9, Class A1, 1.97%, 11/25/37 (a)		32	25,126
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.34%, 4/25/47 (a)		166	128,973
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 1.17%, 6/25/36 (a)		19	15,254
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		37	31,853

			1,363,373
Commercial Mortgage-Backed Securities — 3.7%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		6	5,686
Series 2007-2, Class AM, 5.70%, 4/10/49 (a)		2	1,626
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		40	40,815
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 1.28%, 10/25/36 (a)(b)		28	24,911
Series 2007-4A, Class A1, 1.43%, 9/25/37 (a)(b)		48	42,344
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.70%, 6/11/40 (a)		19	18,960
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 3/10/33 (b)		230	234,175
Series 2013-1515, Class C, 3.45%, 3/10/33 (b)		100	98,939

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)	USD	65	$65,368
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 4.21%, 4/15/30 (a)(b)		100	100,000
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A4, 4.02%, 3/10/47		20	21,183
Series 2017-P7, Class A4, 3.71%, 3/14/27 (a)		20	20,599
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		46	46,899
Series 2017-CD3, Class A4, 3.63%, 2/10/50		10	10,303
COMM Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/47		29	30,726
Series 2014-CR17, Class A5, 3.98%, 5/10/47		47	49,591
Series 2014-CR18, Class A4, 3.55%, 5/15/24		10	10,272
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.55%, 12/10/49 (a)(b)		40	39,489
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		3	3,026
Series 2014-CR19, Class A5, 3.80%, 8/10/24		10	10,462
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		100	96,329
Series 2015-CR25, Class C, 4.55%, 8/10/48 (a)		20	19,602
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.21%, 11/12/43 (a)(b)		7	7,433
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 2.23%, 4/15/29 (a)(b)		94	94,397
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (b)		150	150,090
Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		59	58,985
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		4	3,571
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		180	176,394
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.93%, 9/10/47		10	10,518
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		6	5,647
Series 2014-C21, Class A5, 3.77%, 6/15/24		10	10,422
Series 2015-JP1, Class D, 4.24%, 1/15/49 (a)		10	9,040
Series 2015-SGP, Class A, 2.61%, 7/15/36 (a)(b)		36	36,180

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (a)	USD	52	$52,127
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		20	21,036
Series 2015-C25, Class D, 3.07%, 10/15/48		10	7,421
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		140	103,527
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.41%, 3/15/44		13	13,383
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		10	9,730
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		85	82,633
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 2.58%, 10/25/46 (a)		95	95,468
VNDO Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		100	92,024
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48		10	7,277
WF-RBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 7/15/24		10	10,353
Series 2014-C22, Class C, 3.77%, 9/15/24 (a)		20	18,329

			2,067,290
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		1,760	72,374
Commercial Mortgage Pass-Through Certificates:
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		939	6,573
Series 2016-DC2, Class XA, 1.07%, 2/10/26 (a)		159	10,938
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)		1,800	100,080
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 0.00%, 12/15/47 (a)		849	54,350
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.19%, 12/15/47 (a)(b)		100	6,296
One Market Plaza Trust, Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (a)(b)		1,000	6,570
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class XA, 0.97%, 11/15/47 (a)		409	20,737

			277,918
Total Non-Agency Mortgage-Backed Securities — 6.6%			3,708,581

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Other Interests (i)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(e)	USD	55	—
Lehman Brothers Holdings, Inc. (d)(e)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)	Value
Capital Markets — 0.1%
Bank of New York Mellon Corp., Series F, 4.63% (a)(j)	USD	54	$51,840
State Street Corp., 2.13%, 6/15/37 (a)		20	17,525

			69,365
Media — 0.1%
Viacom, Inc., 6.25%, 2/28/57 (a)		29	29,232
Total Capital Trusts — 0.2%			98,597

Trust Preferreds		Shares
Banks — 0.3%
Citigroup Capital XIII, 7.41%, 10/30/40 (a)		6,917	184,338

Total Preferred Securities — 0.5%			282,935

Taxable Municipal Bonds		Par (000)	Value
American Municipal Power, Inc. RB, 6.45%, 2/15/44		5	6,298
Arizona Health Facilities Authority RB, 1.48%, 1/01/37 (a)		10	8,702
Bay Area Toll Authority RB:
6.92%, 4/01/40		25	33,835
7.04%, 4/01/50		25	35,969
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		15	16,280
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		30	28,705
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		10	11,465
California State Public Works Board RB, 8.36%, 10/01/34		10	14,411
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		10	10,952
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		10	11,286
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		15	20,778
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		5	5,006
Clark County School District GO, 5.00%, 6/15/23-6/15/27		20	23,464
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		5	5,287
Commonwealth Financing Authority RB, 4.14%, 6/01/38		15	14,523
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(e)		240	149,100
Contra Costa Community College District GO, 6.50%, 8/01/34		5	6,480

Taxable Municipal Bonds		Par (000)	Value
County of Clark, NV RB, 5.00%, 7/01/28	USD	10	$12,262
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		15	14,394
5.00%, 10/01/38		15	16,457
County of Miami-Dade, FL GO, 5.00%, 7/01/35		5	5,694
District of Columbia RB, 5.59%, 12/01/34		15	18,307
Golden State Tobacco Securitization Corp. RB:
5.75%, 6/01/47		5	4,999
5.13%, 6/01/47		45	44,136
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		5	5,031
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		15	17,263
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29		5	5,728
Horry County School District, SC GO, 5.00%, 3/01/24-3/01/25		15	17,957
Los Angeles Community College District GO, 6.60%, 8/01/42		15	20,774
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		10	14,003
Massachusetts Clean Water Trust RB, 5.00%, 2/01/27-2/01/28		20	24,311
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		10	10,919
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		10	13,288
6.81%, 11/15/40		20	26,908
5.00%, 11/15/42		10	11,462
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		10	14,144
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		15	16,011
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		10	10,657
Municipal Electric Authority of Georgia RB:
5.00%, 1/01/20		10	10,829
6.64%, 4/01/57		15	17,057
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	33,100
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/29		10	10,568
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		10	11,285
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 2.28%, 5/01/26		10	9,302
New York City Water & Sewer System RB:
5.75%, 6/15/41		10	12,974
5.38%, 6/15/43		95	107,112
5.50%, 6/15/43		115	130,395
5.88%, 6/15/44		20	25,805
5.00%, 6/15/47		25	28,371
New York State Dormitory Authority RB:
5.00%, 3/15/32		10	11,654
5.39%, 3/15/40		15	17,904
New York State Urban Development Corp. RB, 5.00%, 3/15/25-3/15/27		30	36,460
New York Transportation Development Corp. RB, 5.25%, 1/01/50		25	26,812
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		25	33,800
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		10	10,806

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46	USD	30	$34,100
4.46%, 10/01/62		20	20,884
4.81%, 10/15/65		10	10,984
Port of Seattle, WA GO, 5.00%, 1/01/42		10	11,560
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		25	32,500
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		10	11,465
South Carolina Public Service Authority RB:
2.39%, 12/01/23		19	17,516
5.00%, 12/01/49-12/01/50		20	20,799
5.50%, 12/01/54		10	10,757
State of California GO:
5.00%, 9/01/27		5	5,998
7.50%, 4/01/34		20	28,297
7.55%, 4/01/39		10	14,649
7.30%, 10/01/39		5	7,020
7.35%, 11/01/39		10	14,124
7.60%, 11/01/40		85	126,810
State of Georgia GO, 5.00%, 7/01/26		5	6,180
State of Illinois GO, 5.10%, 6/01/33		80	72,886
State of Washington GO, 5.00%, 7/01/28-8/01/30		25	29,520
State of Wisconsin GO, 5.00%, 5/01/24-5/01/25		20	24,057
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		5	5,279
Tobacco Settlement Financing Corp. RB, 5.00%, 6/01/41		10	9,725
University of California RB, 4.86%, 5/15/12		15	14,812
University of Houston RB, 5.00%, 2/15/33-2/15/36		40	45,563
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		10	11,594
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		30	33,745

Total Taxable Municipal Bonds — 3.4%			1,882,304

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Fannie Mae:
Series 2013-C01, Class M2, 6.23%, 10/25/23 (a)		115	131,250
Series 2016-C06, Class 1M2, 5.23%, 4/25/29 (a)		20	21,180
Series 2017-C01, Class 1B1, 6.73%, 7/25/29 (a)		20	20,893
Series 2017-C01, Class 1M2, 4.53%, 7/25/29 (a)		20	20,242
Series 2017-C02, Class 2M2, 4.63%, 9/25/29 (a)		20	20,032

			213,597
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.29%, 1/25/22 (a)		257	17,210
Series 2014-M13, Class X2, 0.13%, 8/25/24 (a)		1,824	16,831
Ginnie Mae:
Series 2012-120, Class IO, 0.80%, 2/16/53 (a)		404	20,479
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		96	7,579

			62,099

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 48.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-4/01/32 (k)	USD	723	$725,015
3.00%, 4/01/29-4/01/47 (k)		6,939	6,919,701
3.30%, 3/01/41 (a)		29	30,405
3.40%, 6/01/41 (a)		31	32,919
3.50%, 7/01/26-4/01/47 (k)		5,574	5,728,602
3.51%, 9/01/41 (a)		22	23,320
3.52%, 3/01/41 (a)		7	7,547
4.00%, 2/01/25-4/01/47 (k)		1,876	1,980,529
4.50%, 2/01/25-4/01/47 (k)		674	722,540
5.00%, 2/01/35-4/01/47 (k)		539	589,473
5.50%, 2/01/35-9/01/39		366	409,454
6.00%, 4/01/35-4/01/47 (k)		421	478,290
6.50%, 5/01/40		114	128,758
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/32 (k)		354	354,024
3.00%, 1/01/30-4/01/47 (k)		1,751	1,749,688
3.50%, 4/01/32-4/01/47 (k)		1,269	1,302,679
4.00%, 8/01/40-4/01/47 (k)		609	640,560
4.50%, 2/01/39-4/01/47 (k)		266	285,844
5.00%, 11/01/41		115	125,610
5.50%, 5/01/40-6/01/41		89	99,229
6.00%, 6/01/35		33	37,593
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (k)		1,359	1,370,859
3.50%, 12/20/41-4/15/47 (k)		1,865	1,935,224
4.00%, 7/20/39-4/15/47 (k)		881	932,300
4.50%, 12/20/39-2/15/42		710	763,667
5.00%, 7/15/39-7/20/42		80	87,990
5.50%, 5/20/36		5	5,598

			27,467,418
Total U.S. Government Sponsored Agency Securities — 49.3%			27,743,114

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.13%, 3/31/24		78	77,540
2.25%, 8/15/46		481	407,084
2.88%, 11/15/46 (l)		417	404,701
3.00%, 2/15/47 (m)		830	827,049
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		701	708,129
0.38%, 1/15/27		301	299,309
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19		2,604	2,598,455
1.25%, 3/31/19		572	571,888
1.38%, 1/15/20-2/15/20 (l)		1,460	1,455,978
1.63%, 3/15/20 (l)		385	386,384
1.88%, 1/31/22-3/31/22 (m)		2,134	2,129,332
2.25%, 1/31/24		116	116,363
2.13%, 2/29/24		117	116,369
1.50%, 8/15/26		527	487,639
2.00%, 11/15/26		502	484,940
2.50%, 2/15/27		9	8,885

Total U.S. Treasury Obligations — 19.7%			11,080,045
Total Long-Term Investments (Cost — $70,222,710) — 125.1%			70,371,819

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 6.1%(n)
Barclays Bank PLC, 0.00% (Purchased on 3/22/17 to be repurchased at GBP 870,529, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 874,000 and $1,094,633, respectively)	USD	871	$1,090,683
Barclays Bank PLC, 0.00% (Purchased on 3/24/17 to be repurchased at GBP 252,828, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 204,000 and $318,169, respectively)		253	316,767
Barclays Bank PLC, 0.00% (Purchased on 3/31/17 to be repurchased at GBP 399,008, collateralized by United Kingdom Gilt, 0.50% due at 7/22/22, par and fair value of GBP 400,000 and $500,976, respectively)		399	499,916
Barclays Bank PLC, 0.00%, Open (o) (Purchased on 9/16/16 to be repurchased at $5,338, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 5,000 and $5,182, respectively)		5	5,338
Barclays Bank PLC, 0.00%, Open (o) (Purchased on 9/19/16 to be repurchased at $5,313, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 5,000 and $5,182, respectively)		5	5,313
Barclays Bank PLC, 0.14%, Open (Purchased on 1/20/17 to be repurchased at GBP 254,995, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 208,000 and $324,407, respectively)		255	319,391
Barclays Bank PLC, 0.17%, Open (o) (Purchased on 10/18/16 to be repurchased at GBP 224,392, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 180,000 and $280,737, respectively)		224	280,918
BNP Paribas Securities Corp., 0.04%, Open (o) (Purchased on 12/01/16 to be repurchased at GBP 254,135, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 210,000 and $327,527, respectively)		254	318,361
BNP Paribas Securities Corp., 0.16%, Open (Purchased on 1/20/17 to be repurchased at GBP 253,840, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 208,000 and $324,407, respectively)		254	317,935
Citigroup Global Markets, Inc., 0.00%, Open (o) (Purchased on 9/19/16 to be repurchased at $13,425, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 12,000 and $13,017, respectively)		13	13,425
Credit Suisse Securities (USA) LLC, 0.00%, Open (o) (Purchased on 12/15/16 to be repurchased at $19,755, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 18,000 and $19,526, respectively)		20	19,755

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)(n)
Credit Suisse Securities (USA) LLC, 0.00%, Open (o) (Purchased on 12/15/16 to be repurchased at $4,390, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 4,000 and $4,339, respectively)	USD	4	$4,390
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.60% (Purchased on 3/31/17 to be repurchased at $241,267, collateralized by U.S. Treasury Notes, 2.25% due at 2/15/27, par and fair value of USD 244,000 and $240,883, respectively)		241	241,255

			3,433,447

Certificates of Deposit
Domestic — 0.3%
Wells Fargo Bank N.A., 1.64%, 9/22/17 (a)		150	150,320
Yankee — 1.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (a)		150	150,267
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (a)		150	150,252
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (a)		150	150,308
Credit Suisse AG, New York, 1.82%, 8/16/17 (a)		80	80,144
Credit Suisse AG, New York, 1.83%, 8/24/17 (a)		80	80,152
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (a)		150	150,250

			761,373
Total Certificates of Deposit — (1.6)%			911,693

Commercial Paper — 0.3%
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17		150	150,159

Total Short-Term Securities (Cost — $4,473,510) — 8.0%			4,495,299

Options Purchased
(Cost — $40,662) — 0.1%			25,558
Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments (Cost — $74,736,882*) — 133.2%			74,892,676

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (5.7)%
United Kingdom Gilt, 0.50%, 7/22/22	USD	1,274	$(1,595,609)
United Kingdom Gilt Inflation Linked Bonds,
0.13%, 3/22/26	GBP	1,010	(1,575,247)
United Mexican States:
3.50%, 1/21/21	MXN	10	(10,364)
5.13%, 1/15/20		34	(36,882)

			(3,218,102)
U.S. Treasury Obligations — (0.5)%
U.S. Treasury Notes, 2.25%, 2/15/27	USD	244	(240,883)
(Proceeds — $3,408,151) — (6.2)%			(3,458,985)

Options Written			Value
(Premiums Received — $ 3,311) — (0.0)%			(3,140)

TBA Sale Commitments (k)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32	USD	342	$(342,160)
3.00%, 4/01/32-4/01/47		4,243	(4,210,285)
3.50%, 4/01/32-4/01/47		3,448	(3,541,677)
4.00%, 4/01/32-4/01/47		1,122	(1,174,367)
4.50%, 4/01/47		190	(203,684)
5.00%, 4/01/47		206	(225,089)
5.50%, 4/01/47		182	(202,172)
6.00%, 4/01/47		362	(409,144)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47		371	(367,142)
3.50%, 4/01/47		84	(85,903)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/47		275	(285,141)
4.00%, 4/15/47		184	(194,336)
4.50%, 4/15/47		384	(410,037)
Total TBA Sale Commitments
(Proceeds — $11,589,383) — (20.7)%			(11,651,137)
Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments — 106.3%			59,779,414
Liabilities in Excess of Other Assets — (6.3)%			(3,533,938)

Net Assets — 100.0%			$56,245,476

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,948,190

Gross unrealized appreciation	$390,439
Gross unrealized depreciation	(445,953)

Net unrealized depreciation	$(55,514)

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Issuer is a U.S. branch of a foreign domiciled bank.

(g)	Amount is less than $500.

(h)	During the period ended March 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund,
Institutional Class	419,007	—	(419,007)[2]	—	—	$762	—	—
iShares iBoxx $ High Yield Corporate Bond
ETF	—	6,500	—	6,500	$570,570	—	—	$9,993
Total					$570,570	$762	—	$9,993

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Perpetual security with no stated maturity date.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(k)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,385,071)	$(4,773)
BNP Paribas Securities Corp.	$(216,695)	$(2,284)
Citigroup Global Markets, Inc.	$(266,568)	$(428)
Credit Suisse Securities (USA) LLC	$(443,854)	$(690)
Deutsche Bank Securities, Inc.	$105,453	$(203)
Goldman Sachs & Co.	$870,070	$1,077
J.P. Morgan Securities LLC	$(681,148)	$1,134
Jefferies LLC	$407,727	$4,476
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$114,105	$2,198
Mizuho Securities USA, Inc.	$258,519	$2,804
Morgan Stanley & Co. LLC	$822,047	$7,602
Nomura Securities International, Inc.	$147,321	$657
RBC Capital Markets, LLC	$(550,919)	$(4,533)
Wells Fargo Securities, LLC	$551,931	$20

(l)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(m)	All or a portion of the security has been pledged in connection with outstanding futures contracts.

(n)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(o)	The amount to be repurchased assumes the maturity will be the day after the period end.

(p)	Rates are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse repurchase agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.65%	3/31/17	4/03/17	$729,000	$729,039	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	0.80%	3/31/17	4/03/17	729,173	729,221	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.80%	3/31/17	4/03/17	408,758	408,785	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	3/31/17	4/03/17	386,444	386,458	U.S. Treasury Obligations	Overnight
Total				$2,253,375	$2,253,503

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bund	June 2017	USD	344,407	$ 3,156
10	Long Gilt British	June 2017	USD	1,598,446	21,590
4	U.S. Treasury Bonds (30 Year)	June 2017	USD	603,375	(3,750)
8	U.S. Treasury Notes (10 Year)	June 2017	USD	996,500	(1,537)
8	U.S. Treasury Notes (2 Year)	June 2017	USD	1,731,625	(329)
20	U.S. Treasury Notes (5 Year)	June 2017	USD	2,354,531	18,017
(1)	U.S. Ultra Treasury Bonds	June 2017	USD	160,625	1,217
2	Euro Dollar	December 2017	USD	492,250	372
(3)	Euro Dollar	December 2018	USD	734,925	(229)
(4)	Euro Dollar	March 2019	USD	979,150	(1,030)
Total					$ 37,477

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	44,737	USD	14,000	BNP Paribas S.A.	4/04/17	$ 277
BRL	56,097	USD	18,000	Goldman Sachs International	4/04/17	(97)
BRL	34,375	USD	11,000	Goldman Sachs International	4/04/17	(30)
BRL	48,138	USD	15,200	Goldman Sachs International	4/04/17	163
BRL	72,208	USD	22,800	Goldman Sachs International	4/04/17	244
BRL	46,914	USD	15,000	Royal Bank of Scotland PLC	4/04/17	(28)
USD	13,000	BRL	40,521	Goldman Sachs International	4/04/17	68
USD	14,000	BRL	44,569	JPMorgan Chase Bank N.A.	4/04/17	(224)
USD	14,000	BRL	44,905	Morgan Stanley & Co. International PLC	4/04/17	(331)
USD	16,000	BRL	49,939	Morgan Stanley & Co. International PLC	4/04/17	63
USD	1,000	BRL	3,128	Royal Bank of Scotland PLC	4/04/17	2
USD	38,000	BRL	118,848	Royal Bank of Scotland PLC	4/04/17	71
EUR	27,000	USD	28,502	Citibank N.A.	4/05/17	308
MXN	390,216	USD	19,000	Citibank N.A.	4/05/17	1,826
USD	28,546	EUR	27,000	Citibank N.A.	4/05/17	(264)
USD	103,668	GBP	83,000	State Street Bank and Trust Co.	4/05/17	(334)
USD	5,429	MXN	108,443	Deutsche Bank AG	4/05/17	(359)
USD	8,143	MXN	162,609	Royal Bank of Scotland PLC	4/05/17	(536)
USD	5,429	MXN	108,427	UBS AG	4/05/17	(358)
MXN	318,295	USD	16,000	Barclays Bank PLC	4/06/17	985
MXN	214,839	USD	10,000	Goldman Sachs International	4/06/17	1,464
MXN	219,705	USD	10,000	Goldman Sachs International	4/06/17	1,724
USD	7,714	MXN	145,117	Bank of America N.A.	4/06/17	(30)
USD	13,000	MXN	257,678	Barclays Bank PLC	4/06/17	(751)
USD	5,143	MXN	96,877	Barclays Bank PLC	4/06/17	(27)
USD	5,143	MXN	96,879	BNP Paribas S.A.	4/06/17	(27)
USD	10,000	MXN	212,950	Goldman Sachs International	4/06/17	(1,364)
USD	13,000	MXN	255,522	Goldman Sachs International	4/06/17	(635)
USD	5,143	MXN	96,915	HSBC Bank PLC	4/06/17	(29)
USD	5,143	MXN	96,839	HSBC Bank PLC	4/06/17	(25)
USD	5,143	MXN	96,772	HSBC Bank PLC	4/06/17	(21)
USD	2,571	MXN	48,375	UBS AG	4/06/17	(10)
PLN	56,145	USD	13,750	Barclays Bank PLC	4/07/17	407
PLN	8,854	USD	2,169	Citibank N.A.	4/07/17	64
PLN	22,449	USD	5,500	Deutsche Bank AG	4/07/17	160
PLN	2,374	USD	581	Goldman Sachs International	4/07/17	17
USD	22,000	PLN	89,752	HSBC Bank PLC	4/07/17	(630)
AUD	24,000	JPY	2,080,677	Citibank N.A.	4/10/17	(364)
AUD	24,000	JPY	2,044,275	Goldman Sachs International	4/10/17	(37)
AUD	24,000	JPY	2,042,453	Goldman Sachs International	4/10/17	(20)
JPY	2,068,312	AUD	24,000	Citibank N.A.	4/10/17	253
JPY	676,535	AUD	8,000	HSBC Bank PLC	4/10/17	(32)
TRY	87,430	USD	24,000	HSBC Bank PLC	4/10/17	(13)
USD	10,000	TRY	37,901	Goldman Sachs International	4/10/17	(398)
PLN	671,617	USD	165,040	BNP Paribas S.A.	4/11/17	4,297
USD	20,000	KRW	22,879,000	Barclays Bank PLC	4/11/17	(462)
USD	1,321	PLN	5,379	Barclays Bank PLC	4/11/17	(35)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	114,622	PLN	475,119	BNP Paribas S.A.	4/11/17	$(5,171)
USD	45,700	PLN	191,119	HSBC Bank PLC	4/11/17	(2,488)
USD	14,423	ZAR	191,328	Barclays Bank PLC	4/11/17	189
USD	4,038	ZAR	53,584	BNP Paribas S.A.	4/11/17	52
USD	11,538	ZAR	153,353	Citibank N.A.	4/11/17	130
ZAR	396,403	USD	30,000	Citibank N.A.	4/11/17	(510)
CLP	5,651,735	USD	8,500	BNP Paribas S.A.	4/13/17	59
CLP	12,326,550	USD	18,500	Credit Suisse International	4/13/17	168
CLP	6,642,500	USD	10,000	Royal Bank of Scotland PLC	4/13/17	60
JPY	1,433,357	USD	13,000	Morgan Stanley & Co. International PLC	4/13/17	(118)
USD	37,000	CLP	24,439,610	BNP Paribas S.A.	4/13/17	(12)
USD	13,000	JPY	1,490,567	Deutsche Bank AG	4/13/17	(396)
JPY	1,724,976	MXN	297,000	Bank of America N.A.	4/17/17	(317)
MXN	355,183	USD	18,360	JPMorgan Chase Bank N.A.	4/17/17	561
USD	4,451	MXN	85,317	Citibank N.A.	4/17/17	(94)
USD	13,909	MXN	266,560	Goldman Sachs International	4/17/17	(291)
EUR	24,000	USD	26,176	Morgan Stanley & Co. International PLC	4/18/17	(552)
JPY	1,251,761	USD	11,000	Citibank N.A.	4/18/17	252
USD	17,000	KRW	19,573,800	JPMorgan Chase Bank N.A.	4/18/17	(507)
USD	9,389	RUB	572,660	Barclays Bank PLC	4/18/17	(743)
USD	4,978	RUB	302,354	Barclays Bank PLC	4/18/17	(372)
USD	1,586	RUB	95,898	Barclays Bank PLC	4/18/17	(110)
USD	25,043	RUB	1,516,436	Citibank N.A.	4/18/17	(1,787)
USD	17,027	RUB	1,042,405	Citibank N.A.	4/18/17	(1,416)
USD	1,586	RUB	95,898	Citibank N.A.	4/18/17	(111)
USD	792	RUB	47,973	Citibank N.A.	4/18/17	(57)
USD	39,696	RUB	2,400,837	Credit Suisse International	4/18/17	(2,782)
USD	19,306	RUB	1,181,735	Credit Suisse International	4/18/17	(1,602)
USD	19,330	RUB	1,181,735	Credit Suisse International	4/18/17	(1,579)
USD	19,567	RUB	1,187,433	Credit Suisse International	4/18/17	(1,443)
USD	14,065	RUB	856,016	Credit Suisse International	4/18/17	(1,080)
USD	9,454	RUB	573,521	Credit Suisse International	4/18/17	(694)
USD	7,299	RUB	439,985	Credit Suisse International	4/18/17	(486)
USD	17,181	RUB	1,048,022	HSBC Bank PLC	4/18/17	(1,362)
USD	17,944	RUB	1,085,041	HSBC Bank PLC	4/18/17	(1,254)
USD	9,400	RUB	572,660	JPMorgan Chase Bank N.A.	4/18/17	(732)
USD	14,429	RUB	869,578	Morgan Stanley & Co. International PLC	4/18/17	(956)
USD	27,324	EUR	25,453	Goldman Sachs International	4/19/17	147
TRY	316,905	USD	84,000	Barclays Bank PLC	4/20/17	2,697
USD	84,000	TRY	306,382	Citibank N.A.	4/20/17	182
CLP	8,635,250	USD	13,000	Barclays Bank PLC	4/24/17	70
MXN	443,080	USD	22,000	Barclays Bank PLC	4/24/17	1,578
MXN	204,147	USD	10,667	Citibank N.A.	4/24/17	197
MXN	255,212	USD	13,333	Goldman Sachs International	4/24/17	248
MXN	109,815	USD	5,600	Nomura International PLC	4/24/17	244
MXN	658,889	USD	33,600	Nomura International PLC	4/24/17	1,463
USD	5,000	MXN	99,107	Goldman Sachs International	4/24/17	(274)
USD	19,480	MXN	386,152	JPMorgan Chase Bank N.A.	4/24/17	(1,069)

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,600	ZAR	74,881	Deutsche Bank AG	4/24/17	$ 42
ZAR	7,105	USD	545	Bank of America N.A.	4/24/17	(18)
ZAR	78,939	USD	6,055	Citibank N.A.	4/24/17	(196)
MXN	266,700	USD	14,000	Goldman Sachs International	4/27/17	186
USD	14,000	JPY	1,553,129	Goldman Sachs International	4/27/17	34
CLP	6,630,000	USD	10,000	Barclays Bank PLC	4/28/17	33
USD	59,271	BRL	189,366	Barclays Bank PLC	5/03/17	(762)
USD	10,500	BRL	33,233	UBS AG	5/03/17	(35)
USD	28,224	TRY	103,732	Deutsche Bank AG	5/03/17	(47)
USD	59,541	MXN	1,234,378	Royal Bank of Scotland PLC	5/23/17	(5,837)
USD	9,000	ZAR	117,259	HSBC Bank PLC	5/23/17	342
ZAR	105,228	USD	8,000	JPMorgan Chase Bank N.A.	5/23/17	(230)
USD	38,358	RUB	2,273,372	Credit Suisse International	6/16/17	(1,311)
USD	38,780	RUB	2,286,739	Credit Suisse International	6/16/17	(1,123)
USD	19,163	RUB	1,132,503	Credit Suisse International	6/16/17	(598)
USD	19,186	RUB	1,132,503	Credit Suisse International	6/16/17	(575)
USD	9,998	RUB	589,414	Credit Suisse International	6/16/17	(287)
USD	4,581	RUB	269,730	Credit Suisse International	6/16/17	(126)
USD	19,499	RUB	1,153,695	Goldman Sachs International	6/16/17	(632)
USD	20,963	RUB	1,234,327	Goldman Sachs International	6/16/17	(575)
USD	9,645	RUB	569,453	Goldman Sachs International	6/16/17	(291)
USD	3,726	RUB	221,400	Goldman Sachs International	6/16/17	(137)
USD	512	RUB	30,256	Goldman Sachs International	6/16/17	(15)
TRY	612,000	USD	152,065	Royal Bank of Scotland PLC	6/19/17	12,460
TRY	612,000	USD	151,778	Royal Bank of Scotland PLC	6/19/17	12,746
USD	155,397	TRY	612,000	Citibank N.A.	6/19/17	(9,128)
USD	155,165	TRY	612,000	Royal Bank of Scotland PLC	6/19/17	(9,360)
EUR	31,000	USD	33,446	Deutsche Bank AG	6/21/17	(243)
MXN	11,164,965	USD	565,000	Nomura International PLC	6/21/17	23,789
USD	240,000	CNH	1,670,640	BNP Paribas S.A.	6/21/17	(1,559)
USD	22,316	EUR	21,000	Goldman Sachs International	6/21/17	(176)
USD	285,000	MXN	5,559,643	Goldman Sachs International	6/21/17	(8,190)
USD	280,000	MXN	5,581,660	Morgan Stanley & Co. International PLC	6/21/17	(14,351)
TRY	124,941	USD	31,779	Citibank N.A.	6/28/17	1,730
TRY	403,143	USD	104,077	HSBC Bank PLC	6/28/17	4,045
TRY	87,945	USD	22,700	Royal Bank of Scotland PLC	6/28/17	887
USD	156,138	TRY	612,000	Citibank N.A.	6/28/17	(7,998)
USD	1,051	TRY	4,030	Goldman Sachs International	6/28/17	(30)
Total						$(24,682)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar (Future)	Put	4/13/17	USD	97.50	43	$3,225
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	124.00	14	3,719
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	123.00	13	1,016
Total						$7,960

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	40	—
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,150.00	USD	24	$ 2
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,185.00	USD	24	—
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	160	—
MXN Currency	Call	Bank of America N.A.	4/11/17	JPY	5.85	MXN	715	677
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.60	MXN	715	2,070
		Morgan Stanley & Co.
MXN Currency	Call	International PLC	4/11/17	JPY	5.85	MXN	358	341
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/19/17	BRL	3.35	USD	21	11
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	20	160
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	14	847
		Morgan Stanley & Co.
USD Currency	Call	International PLC	7/03/17	MXN	21.50	USD	15	39
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	570	6,700
AUD Currency	Put	BNP Paribas S.A.	4/06/17	USD	0.75	AUD	35	3
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	40	358
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	200	—
		Morgan Stanley & Co.
EUR Currency	Put	International PLC	4/12/17	MXN	21.60	EUR	24	1,920
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	21	85
		Morgan Stanley & Co.
USD Currency	Put	International PLC	5/18/17	BRL	3.15	USD	21	328
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	24	814
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	836	3,243
Total								$17,598

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	BNP Paribas S.A.	4/06/17	USD	0.77	AUD	35	$ (63)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	4/06/17	KRW	1,185.00	USD	48	—
MXN Currency	Call	JPMorgan Chase Bank N.A.	4/11/17	JPY	5.85	MXN	1,073	(992)
USD Currency	Call	Goldman Sachs International	4/19/17	BRL	3.35	USD	21	(11)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/05/17	TRY	3.80	USD	20	(163)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	5/18/17	BRL	3.30	USD	21	(140)
USD Currency	Call	UBS AG	5/19/17	ZAR	12.80	USD	14	(848)
EUR Currency	Call	Goldman Sachs International	5/22/17	MXN	21.60	EUR	24	(103)
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	30	(25)
USD Currency	Put	Deutsche Bank AG	4/07/17	TRY	3.80	USD	18	(795)
Total								$(3,140)

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	612		$(632)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	1/28/19	MXN	4,421	$(1,197)
7.32%[2]	28-day MXIBTIIE	2/20/20	MXN	3,960	635
7.35%[2]	28-day MXIBTIIE	2/20/20	MXN	388	76
7.16%[2]	28-day MXIBTIIE	3/20/20	MXN	2,650	70
7.17%[2]	28-day MXIBTIIE	3/20/20	MXN	2,650	109
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	234	1,499
3.39%[1]	UK RPI All Items Monthly	10/15/21	GBP	234	1,417
3.37%[1]	UK RPI All Items Monthly	10/15/21	GBP	230	1,798
7.45%[2]	28-day MXIBTIIE	3/07/22	MXN	1,343	822
7.48%[2]	28-day MXIBTIIE	3/07/22	MXN	671	474
7.47%[2]	28-day MXIBTIIE	3/07/22	MXN	671	459
6.32%[2]	28-day MXIBTIIE	7/17/25	MXN	633	(2,323)
2.13%[2]	3-month LIBOR	8/25/25	USD	20	(250)
2.27%[1]	3-month LIBOR	9/11/25	USD	31	67
3.46%[2]	UK RPI All Items Monthly	10/15/26	GBP	234	(119)
3.45%[2]	UK RPI All Items Monthly	10/15/26	GBP	234	(594)
3.43%[2]	UK RPI All Items Monthly	10/15/26	GBP	230	(1,197)
7.85%[2]	28-day MXIBTIIE	3/02/37	MXN	533	287
7.82%[2]	28-day MXIBTIIE	3/04/37	MXN	537	181
Total					$ 2,214

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	66	$ (589)	$ 373	$ (962)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	66	(457)	574	(1,031)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	35	(1,057)	(918)	(139)
		Morgan Stanley & Co.
Valero Energy Corp.	1.00%	International PLC	12/20/20	USD	35	(582)	643	(1,225)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	278	(171)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	279	(172)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	5	107	280	(173)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	15	321	807	(486)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	6/20/22	EUR	60	(1,254)	(1,093)	(161)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	172	(3,594)	(3,558)	(36)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	130	(2,716)	(2,778)	62
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	6/20/22	EUR	120	(2,507)	(2,482)	(25)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	74	(1,546)	(1,348)	(198)
HSBC Holdings PLC ADR	1.00%	Citibank N.A.	6/20/22	EUR	36	(752)	(656)	(96)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	37	(2,360)	(1,773)	(587)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	30	$1,391	$1,537	$ (146)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	21	974	1,064	(90)
Republic of South Africa	1.00%	Citibank N.A. Goldman Sachs	6/20/22	USD	70	3,247	3,587	(340)
Republic of South Africa	1.00%	International	6/20/22	USD	15	696	767	(71)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	30	1,392	1,507	(115)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	104	(940)	(270)	(670)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	50	1,575	2,178	(603)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	25	787	1,075	(288)
Russian Federation	1.00%	Bank of America N.A.	6/20/22	USD	15	473	673	(200)
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	50	1,574	2,171	(597)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	120	(1,475)	(1,060)	(415)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/22	EUR	35	(430)	(406)	(24)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	207	(2,543)	(2,204)	(339)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	150	(1,843)	(1,597)	(246)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	63	(774)	(671)	(103)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/22	EUR	57	(700)	(607)	(93)
CMBX.NA.8.AAA	0.50%	Credit Suisse International Morgan Stanley & Co.	10/17/57	USD	20	271	887	(616)
CMBX.NA.8.AAA	0.50%	International PLC	10/17/57	USD	10	136	223	(87)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	40	22	(30)	52
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	40	22	13	9
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	30	17	6	11
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	20	2,549	1,847	702
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	10	1,274	656	618
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	10	1,274	656	618
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	10	1,275	1,011	264
Total						$(6,528)	$1,641	$(8,169)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	50	$(899)	$(694)	$ (205)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	B+	USD	10	(180)	(139)	(41)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	66	589	(432)	1,021
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	66	457	(500)	957
CMBX.NA.3.AM	0.50%	Credit Suisse International	12/13/49	BB+	USD	30	(143)	(2,707)	2,564
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	46	(268)	(6,182)	5,914
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	10	(602)	(573)	(29)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	10	(508)	(523)	15
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	10	(509)	(502)	(7)
		Morgan Stanley & Co.
CMBX.NA.9.A	2.00%	International PLC	9/17/58	Not Rated	USD	10	(509)	(548)	39
		Morgan Stanley & Co.
CMBX.NA.9.A	2.00%	International PLC	9/17/58	Not Rated	USD	10	(507)	(494)	(13)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	20	(2,342)	(2,127)	(215)
CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	10	(1,015)	(901)	(114)
Total							$(6,436)	$(16,322)	$9,886

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	33	$ (26)	—	$ (26)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	310	(368)	—	(368)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	258	(319)	—	(319)
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	(146)	—	(146)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	298	$83	215
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	530	(42)	—	(42)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	530	(42)	—	(42)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	530	(191)	—	(191)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	292	(1,057)	—	(1,057)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	408	548	6	542
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	358	672	1	671
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	1,688	(65)	—	(65)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	1,406	(26)	—	(26)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	2,400	(297)	(4)	(293)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	1,361	(168)	(2)	(166)
9.73%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	317	239	—	239
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	317	239	—	239
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	317	239	—	239
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	61	528	—	528
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	123	1,084	—	1,084
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	65	588	—	588
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	61	579	—	579
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	11	135	—	135
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(13,279)	—	(13,279)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	336	1,732	5	1,727
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	262	(798)	(4)	(794)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	131	(441)	(1)	(440)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	316	(1,085)	(2)	(1,083)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	1,180	4,162	5	4,157
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	36	(137)	(1)	(136)
Total						$(7,444)	$86	$ (7,530)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%[1]	BNP Paribas S.A.	6/05/17	EUR	690	$(1,862)	—	$(1,862)
EUR Currency	9.05%[1]	Deutsche Bank AG	6/05/17	EUR	343	(1,082)	—	(1,082)
EUR Currency	8.95%[1]	Deutsche Bank AG	6/05/17	EUR	183	(494)	—	(494)
EUR Currency	8.90%[1]	HSBC Bank PLC	6/05/17	EUR	499	(1,233)	—	(1,233)
Total						$(4,671)	—	$(4,671)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different 1/2 levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1] :
Asset-Backed Securities	—	$5,293,948	$889,137	$6,183,085
Corporate Bonds	—	15,591,017	—	15,591,017
Foreign Agency Obligations	—	268,004	—	268,004
Foreign Government Obligations	—	3,062,164	—	3,062,164
Investment Companies	$570,570	—	—	570,570
Non-Agency Mortgage-Backed Securities	—	2,953,494	755,087	3,708,581
Other Interests	—	—	—	—
Preferred Securities	184,338	98,597	—	282,935
Taxable Municipal Bonds	—	1,882,304	—	1,882,304
U.S. Government Sponsored Agency Securities	—	27,723,082	20,032	27,743,114
U.S. Treasury Obligations	—	11,080,045	—	11,080,045
Short-Term Securities:
Borrowed Bond Agreements	—	3,433,447	—	3,433,447
Certificates of Deposit	—	911,693	—	911,693
Commercial Paper	—	150,159	—	150,159
Options Purchased:
Foreign currency exchange contracts	—	17,598	—	17,598

22	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Interest rate contracts	7,960	—	—	7,960
Liabilities:
Investments:
Borrowed Bonds	—	(3,458,985)	—	(3,458,985)
TBA Sale Commitments	—	(11,651,137)	—	(11,651,137)

Total	$762,868	$57,355,430	$1,664,256	$59,782,554

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$12,846	—	$12,846
Foreign Currency Exchange Contracts	—	76,984	—	76,984
Interest rate contracts	$44,352	14,123	—	58,475
Other contracts	—	4,714	—	4,714
Liabilities:
Credit contracts	—	(11,761)	—	(11,761)
Foreign Currency Exchange Contracts	—	(104,806)	—	(104,806)
Interest rate contracts	(6,875)	(26,914)	—	(33,789)
Other contracts	—	(1,910)	—	(1,910)

Total	$37,477	$(36,724)	—	$753

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and option written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and option written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $2,253,203 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2016	$1,579,936	$566,628	—	$2,146,564
Transfers into Level 3	—	196,549	—	196,549
Transfers out of Level 31	(1,179,245)	—	—	(1,179,245)
Accrued discounts/premiums	68	776	—	844
Net realized gain (loss)	(77)	2,486	—	2,409
Net change in unrealized appreciation (depreciation)[2]	(1,186)	4,121	$32	2,967
Purchases	500,000	98,764	20,000	618,764
Sales	(10,359)	(114,237)	—	(124,596)

Closing Balance, as of March 31, 2017	$889,137	$755,087	$20,032	$1,664,256

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017[2]	$(1,186)	$4,064	$32	$2,910

[1]

As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	23

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)	USD	170	$170,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.14%, 8/15/25 (a)(b)		500	500,804
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.97%, 12/17/31 (a)(b)		98	97,789
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.45%, 11/22/25 (a)(b)		600	599,496
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 5/17/32 (a)(b)		185	185,121
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.38%, 4/20/26		400	400,000
Total Asset-Backed Securities — 3.3%			1,953,210

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 1.6%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)		600	600,940
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.37%, 11/15/33 (a)(b)		100	100,232
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.07%, 12/15/34 (a)(b)		146	147,015
LMREC, Inc., Series 2016-CRE2, Class A, 2.48%, 11/24/31 (a)(b)		100	99,778

			947,965
Interest Only Commercial Mortgage-Backed Securities — 1.6%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		632	72,283
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.83%, 2/10/47 (b)		1,082	34,662
Series 2015-CR22, Class XA, 1.01%, 3/10/48 (b)		1,872	99,644
Series 2015-CR24, Class XA, 0.87%, 8/10/48 (b)		1,179	63,970
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)		1,779	106,585
Series 2015-LC21, Class XA, 0.86%, 7/10/48 (b)		5,908	255,338
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		3,120	109,186
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		2,600	86,925
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		1,300	80,053

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	USD	18,645	$73,570

			982,216
Total Non-Agency Mortgage-Backed Securities — 3.2%			1,930,181

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 1.2%
Fannie Mae, Series 2011-8, Class ZA, 4.00%, 2/25/41		256	269,410
Federal Home Loan Bank, 4.00%, 4/10/28		400	439,634

			709,044
Collateralized Mortgage Obligations — 0.3%
Ginnie Mae, Series 2014-107, Class WX, 0.59%, 7/20/39 (b)		174	203,618
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac, Series K718, Class X1, 0.65%, 1/25/22 (b)		330	8,577
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42-11/16/43 (b)(c)		2,690	111
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)		596	46,498
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)		596	45,667
Series 2016-143, Class IO, 0.98%, 10/16/56		576	46,843
Series 2016-176, Class IO, 1.01%, 8/16/58 (b)		1,196	100,168
Series 2017-35, Class IO, 0.71%, 3/30/47		281	19,864

			267,728
Mortgage-Backed Securities — 79.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-4/01/32 (d)		1,106	1,108,343
3.00%, 4/01/29-4/01/47 (d)		10,487	10,453,833
3.14%, 12/01/40 (b)		50	52,585
3.30%, 3/01/41 (b)		43	45,608
3.50%, 7/01/26-4/01/47 (d)		8,965	9,207,422
3.51%, 9/01/41 (b)		44	46,640
4.00%, 2/01/25-4/01/47 (d)		4,175	4,398,254
4.50%, 6/01/26-4/01/47 (d)		911	978,454
5.00%, 2/01/35-4/01/47 (d)		929	1,015,426
5.50%, 11/01/21-9/01/39		488	540,253
6.00%, 4/01/35-4/01/47 (d)		397	451,084
6.50%, 5/01/40		75	83,854

Portfolio Abbreviations

AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-counter
BRL	Brazilian Real	JPY	Japanese Yen	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP-Interbank Rate	KRW	South Korean Won	TBA	To-be-announced
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	U.S. Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/32 (d)	USD	580	$580,961
3.00%, 1/01/30-4/01/47 (d)		4,290	4,272,105
3.50%, 4/01/32-4/01/47 (d)		2,174	2,229,650
3.64%, 2/01/41 (b)		56	59,488
4.00%, 8/01/40-4/01/47 (d)		2,550	2,677,678
4.50%, 2/01/39-4/01/47 (d)		388	417,383
5.00%, 11/01/41		173	188,416
5.50%, 6/01/41		164	181,657
8.00%, 3/01/30-6/01/31		16	17,323
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/47 (d)		2,146	2,164,733
3.50%, 12/20/41-4/15/47 (d)		2,904	3,013,746
4.00%, 10/20/40-4/15/47 (d)		1,366	1,445,649
4.50%, 12/20/39-2/15/42		1,662	1,791,980
5.00%, 7/15/39-7/20/44		127	139,243

			47,561,768
Total U.S. Government Sponsored Agency Securities — 81.6%			48,742,158

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.25%, 8/15/46		1,580	1,337,198
2.88%, 11/15/46 (e)		1,368	1,327,333
3.00%, 2/15/47		955	951,605
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		741	748,505
0.38%, 1/15/27		318	316,327
U.S. Treasury Notes:
1.13%, 1/31/19-2/28/19		4,383	4,373,669
1.25%, 3/31/19		1,415	1,414,724
1.38%, 1/15/20-2/15/20 (e)		5,878	5,861,810
1.63%, 3/15/20 (e)		1,950	1,957,008
1.88%, 1/31/22-3/31/22		5,308	5,296,313
2.25%, 12/31/23-2/15/27		3,469	3,478,346
2.13%, 2/29/24		1,502	1,493,903
1.50%, 8/15/26		852	788,366
2.00%, 11/15/26		811	783,439
Total U.S. Treasury Obligations — 50.4%			30,128,546
Total Long-Term Investments (Cost — $82,749,464) — 138.5%			82,754,095

Certificates of Deposit
Yankee — 1.4%(f)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.67%, 8/17/17 (b)		170	170,303
Cooperatieve Rabobank UA, New York, 1.54%, 8/16/17 (b)		170	170,285
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (b)		170	170,350
Credit Suisse AG, New York, 1.82%, 8/16/17 (b)		80	80,144
Credit Suisse AG, New York, 1.83%, 8/24/17 (b)		80	80,152
Skandinaviska Enskilda Banken AB, New York, 1.52%, 8/17/17 (b)		170	170,283
Total Certificates of Deposit — (1.4)%			841,517

Commercial Paper(g) — 0.3%		Par (000)	Value
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17	USD	170	$170,180

Total Short-Term Securities (Cost — $1,010,000) — 1.7%			1,011,697

Options Purchased
(Cost — $46,088) — 0.0%			22,500
Total Investments Before TBA Sale Commitments and Options Written (Cost — $83,805,552*) — 140.2%			83,788,292

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/32		468	(468,219)
3.00%, 4/01/32-4/01/47		6,323	(6,270,096)
3.50%, 4/01/32-4/01/47		4,925	(5,056,637)
4.00%, 4/01/32-4/01/47		2,888	(3,028,821)
4.50%, 4/01/47		220	(235,881)
5.00%, 4/01/47		566	(618,449)
5.50%, 4/01/47		74	(82,202)
6.00%, 4/01/47		138	(155,972)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47		2,130	(2,110,595)
3.50%, 4/01/47		149	(152,376)
4.00%, 4/01/47		1,609	(1,687,690)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/47		424	(439,576)
4.00%, 4/01/47-4/15/47		255	(269,324)
4.50%, 4/15/47		459	(490,198)
Total TBA Sale Commitments (Proceeds — $20,964,995) — (35.2)%			(21,066,036)

Options Written
(Premiums Received — $139,512) — (0.2)%			(114,732)
Total Investments Net of TBA Sale Commitments and Options Written — 104.8%			62,607,524
Liabilities in Excess of Other Assets — (4.8)%			(2,847,301)

Net Assets — 100.0%			$59,760,223

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$83,982,406

Gross unrealized appreciation	$364,550
Gross unrealized depreciation	(558,664)

Net unrealized depreciation	$(194,114)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,518,799)	$(7,413)
BNP Paribas Securities Corp.	$(174,652)	$(3,307)
Citigroup Global Markets, Inc.	$(556,893)	$(965)
Credit Suisse Securities (USA) LLC	$393,700	$8,127
Deutsche Bank Securities, Inc.	$207,742	$367
Goldman Sachs & Co.	$908,425	$292
J.P. Morgan Securities LLC	$(925,823)	$936
Jefferies LLC	$714,578	$7,640
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$490,616	$6,823
Mizuho Securities USA, Inc.	$464,496	$4,599
Morgan Stanley & Co. LLC	$1,476,584	$14,368
Nomura Securities International, Inc.	$216,998	$820
RBC Capital Markets, LLC	$(1,017,071)	$(8,282)
Wells Fargo Securities, LLC	$108,822	$(1,610)

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Issuer is a U.S. branch of a foreign domiciled bank.

(g)	Rates are discount rates or a range of discount rates at the time of purchase.

•

During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	$1,376

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.65%	3/31/17	4/03/17	$1,500,000	$1,500,081	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.80%	3/31/17	4/03/17	1,340,640	1,340,729	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	3/31/17	4/03/17	1,957,313	1,957,386	U.S. Treasury Obligations	Overnight
Total				$4,797,953	$4,798,196

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bund	June 2017	USD	344,407	$3,156
9	U.S. Treasury Bonds (30 Year)	June 2017	USD	1,357,594	(8,519)
(19)	U.S. Treasury Notes (2 Year)	June 2017	USD	4,112,609	(8,242)
16	U.S. Treasury Notes (5 Year)	June 2017	USD	1,883,625	425
(40)	U.S. Treasury Notes (10 Year)	June 2017	USD	4,982,500	(22,007)
(26)	Euro Dollar	March 2018	USD	6,392,425	(5,409)
(13)	Euro Dollar	June 2018	USD	3,192,150	(5,055)
Total					$(45,651)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,750	USD	6,000	Goldman Sachs International	4/04/17	$ (16)
BRL	31,276	USD	10,000	Royal Bank of Scotland PLC	4/04/17	(19)
BRL	21,893	USD	7,000	Royal Bank of Scotland PLC	4/04/17	(13)
USD	13,000	BRL	40,521	Goldman Sachs International	4/04/17	68
USD	7,000	BRL	22,285	JPMorgan Chase Bank N.A.	4/04/17	(112)
USD	3,000	BRL	9,383	Royal Bank of Scotland PLC	4/04/17	6
EUR	14,000	USD	14,779	Citibank N.A.	4/05/17	160
MXN	205,377	USD	10,000	Citibank N.A.	4/05/17	961
USD	14,802	EUR	14,000	Citibank N.A.	4/05/17	(137)
USD	2,857	MXN	57,075	Deutsche Bank AG	4/05/17	(189)
USD	4,286	MXN	85,584	Royal Bank of Scotland PLC	4/05/17	(282)
USD	2,857	MXN	57,067	UBS AG	4/05/17	(189)
MXN	179,041	USD	9,000	Barclays Bank PLC	4/06/17	554
USD	1,929	MXN	36,279	Bank of America N.A.	4/06/17	(7)
USD	4,500	MXN	89,196	Barclays Bank PLC	4/06/17	(260)
USD	1,286	MXN	24,219	Barclays Bank PLC	4/06/17	(7)
USD	1,286	MXN	24,220	BNP Paribas S.A.	4/06/17	(7)
USD	4,500	MXN	88,450	Goldman Sachs International	4/06/17	(220)
USD	1,286	MXN	24,229	HSBC Bank PLC	4/06/17	(7)
USD	1,286	MXN	24,210	HSBC Bank PLC	4/06/17	(6)
USD	1,286	MXN	24,193	HSBC Bank PLC	4/06/17	(5)
USD	643	MXN	12,094	UBS AG	4/06/17	(2)
PLN	30,624	USD	7,500	Barclays Bank PLC	4/07/17	222
PLN	4,830	USD	1,183	Citibank N.A.	4/07/17	35
PLN	12,245	USD	3,000	Deutsche Bank AG	4/07/17	87
PLN	1,295	USD	317	Goldman Sachs International	4/07/17	9
USD	12,000	PLN	48,956	HSBC Bank PLC	4/07/17	(344)
AUD	12,600	JPY	1,092,355	Citibank N.A.	4/10/17	(191)
AUD	12,600	JPY	1,073,244	Goldman Sachs International	4/10/17	(19)
AUD	12,600	JPY	1,072,288	Goldman Sachs International	4/10/17	(11)
JPY	1,085,864	AUD	12,600	Citibank N.A.	4/10/17	133
JPY	355,181	AUD	4,200	HSBC Bank PLC	4/10/17	(17)
USD	10,000	KRW	11,439,500	Barclays Bank PLC	4/11/17	(231)

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,615	ZAR	127,552	Barclays Bank PLC	4/11/17	$ 126
USD	2,692	ZAR	35,723	BNP Paribas S.A.	4/11/17	35
USD	7,692	ZAR	102,236	Citibank N.A.	4/11/17	87
ZAR	264,268	USD	20,000	Citibank N.A.	4/11/17	(340)
CLP	3,324,550	USD	5,000	BNP Paribas S.A.	4/13/17	35
CLP	6,663,000	USD	10,000	Credit Suisse International	4/13/17	91
CLP	3,321,250	USD	5,000	Royal Bank of Scotland PLC	4/13/17	30
JPY	496,162	USD	4,500	Morgan Stanley & Co. International PLC	4/13/17	(41)
USD	20,000	CLP	13,210,600	BNP Paribas S.A.	4/13/17	(7)
USD	4,500	JPY	515,965	Deutsche Bank AG	4/13/17	(137)
MXN	177,592	USD	9,180	JPMorgan Chase Bank N.A.	4/17/17	281
USD	2,225	MXN	42,658	Citibank N.A.	4/17/17	(47)
USD	6,955	MXN	133,280	Goldman Sachs International	4/17/17	(146)
JPY	682,778	USD	6,000	Citibank N.A.	4/18/17	137
USD	9,000	KRW	10,362,600	JPMorgan Chase Bank N.A.	4/18/17	(269)
TRY	165,998	USD	44,000	Barclays Bank PLC	4/20/17	1,413
USD	44,000	TRY	160,486	Citibank N.A.	4/20/17	95
CLP	4,649,750	USD	7,000	Barclays Bank PLC	4/24/17	38
MXN	221,540	USD	11,000	Barclays Bank PLC	4/24/17	789
MXN	110,580	USD	5,778	Citibank N.A.	4/24/17	107
MXN	138,240	USD	7,222	Goldman Sachs International	4/24/17	134
MXN	54,907	USD	2,800	Nomura International PLC	4/24/17	122
MXN	329,445	USD	16,800	Nomura International PLC	4/24/17	731
USD	5,000	MXN	99,107	Goldman Sachs International	4/24/17	(274)
USD	7,240	MXN	143,519	JPMorgan Chase Bank N.A.	4/24/17	(397)
MXN	152,400	USD	8,000	Goldman Sachs International	4/27/17	106
USD	8,000	JPY	887,502	Goldman Sachs International	4/27/17	19
CLP	6,630,000	USD	10,000	Barclays Bank PLC	4/28/17	33
EUR	30,000	USD	32,336	Credit Suisse International	6/21/17	(203)
MXN	11,856,600	USD	600,000	Nomura International PLC	6/21/17	25,263
USD	240,000	CNH	1,655,926	Citibank N.A.	6/21/17	568
USD	26,567	EUR	25,000	Goldman Sachs International	6/21/17	(210)
USD	300,000	MXN	5,852,256	Goldman Sachs International	6/21/17	(8,621)
USD	300,000	MXN	5,980,350	Morgan Stanley & Co. International PLC	6/21/17	(15,376)
Total						$ 4,116

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar (Future)	Put	4/13/17	USD	97.50	46	$3,450
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	124.00	15	3,985
U.S. Treasury Notes (10 Year) (Future)	Put	4/21/17	USD	123.00	13	1,016
Total						$8,451

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	4/07/17	JPY	120.00	USD	168	$—
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	605	7,111
AUD Currency	Put	Citibank N.A.	4/06/17	JPY	86.00	AUD	21	188

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	210	$—
EUR Currency	Put	BNP Paribas S.A.	6/01/17	USD	1.02	EUR	898	3,483
Total								$10,782

OTC Options Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.63%	Pay	3-month LIBOR	6/15/17	USD	700	$3,267

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	150	$(329)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	4/05/18	USD	1,700	(259)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.80%	Pay	3-month LIBOR	4/12/18	USD	4,230	(463)
2-Year Interest Rate Swap	Citibank N.A.	Call	2.20%	Pay	3-month LIBOR	2/11/19	USD	2,400	(17,593)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Pay	3-month LIBOR	4/01/19	USD	3,600	(12,885)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	150	(3,952)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	4/05/18	USD	1,700	(10,418)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Receive	3-month LIBOR	4/12/18	USD	4,230	(31,294)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.20%	Receive	3-month LIBOR	2/11/19	USD	2,400	(19,415)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	2.70%	Receive	3-month LIBOR	4/01/19	USD	3,600	(18,124)
Total									$(114,732)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	328	$(340)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	N/A	1/28/19	MXN	2,579	$(643)
1.64%[2]	3-month LIBOR	N/A	3/09/19	USD	2,300	2,355
1.65%[2]	3-month LIBOR	N/A	3/21/19	USD	2,800	2,374
1.96%[1]	3-month LIBOR	2/06/18[3]	2/06/20	USD	3,700	386
1.96%[1]	3-month LIBOR	2/16/18[3]	2/16/20	USD	400	93
7.32%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	2,083	334
7.35%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	204	40
2.08%[1]	3-month LIBOR	3/05/18[3]	3/05/20	USD	360	(625)
2.20%[1]	3-month LIBOR	3/13/18[3]	3/13/20	USD	360	(1,379)
7.16%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	1,410	37
7.17%[2]	28-day MXIBTIIE	N/A	3/20/20	MXN	1,410	58
1.37%[1]	3-month LIBOR	N/A	11/30/20	USD	1,400	20,920
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	250	1,604
3.39%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	250	1,517
3.37%[1]	UK RPI All Items Monthly	N/A	10/15/21	GBP	246	1,924
7.45%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	711	436
7.48%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	355	251

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.47%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	355	$ 243
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	10	(125)
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	250	(123)
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	250	(631)
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	246	(1,275)
3.57%[2]	UK RPI All Items Monthly	N/A	2/15/27	GBP	380	5,586
7.85%[2]	28-day MXIBTIIE	N/A	3/02/37	MXN	284	153
7.82%[2]	28-day MXIBTIIE	N/A	3/04/37	MXN	286	96
Total						$33,606

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value		Premiums Paid		Unrealized Depreciation
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD 231		$(2,082)		$(599)		$(1,483)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	140	$(174)	—	$(174)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	168	(200)	—	(200)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	11	(8)	—	(8)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	156	(565)	—	(565)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	280	(101)	—	(101)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	280	(22)	—	(22)
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	280	(22)	—	(22)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	820	(42)	—	(42)
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	984	27	—	27
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	1,400	(178)	$(2)	(176)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	794	(102)	(2)	(100)
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	66	581	—	581
9.73%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	170	128	—	128
11.02%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	35	315	—	315
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	1/02/20	BRL	32	304	—	304
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	170	128	—	128
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	170	128	—	128
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	33	283	—	283
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	14	165	—	165
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	511	(1,775)	(3)	(1,772)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	640	2,256	3	2,253
Total						$1,126	$(4)	$1,130

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%	BNP Paribas S.A.	6/05/17	EUR	730	$(1,970)	—	$(1,970)
EUR Currency	9.05%	Deutsche Bank AG	6/05/17	EUR	363	(1,145)	—	(1,145)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	8.95%	Deutsche Bank AG	6/05/17	EUR	195	$(526)	—	$(526)
EUR Currency	8.90%	HSBC Bank PLC	6/05/17	EUR	527	(1,302)	—	(1,302)
Total						$(4,943)	—	$(4,943)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,383,210	$570,000	$1,953,210
Non-Agency Mortgage-Backed Securities	—	1,930,181	—	1,930,181
U.S. Government Sponsored Agency Securities	—	48,742,158	—	48,742,158
U.S. Treasury Obligations	—	30,128,546	—	30,128,546
Short-Term Securities:
Certificates of Deposit	—	841,517	—	841,517
Commercial Paper	—	170,180	—	170,180
Options Purchased:
Foreign currency exchange contracts	—	10,782	—	10,782
Interest rate contracts	$8,451	3,267	—	11,718
Liabilities:
Investments:
TBA Sale Commitments	—	(21,066,036)	—	(21,066,036)

Total	$8,451	$62,143,805	$570,000	$62,722,256

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$32,475	—	$32,475
Interest rate contracts	$3,581	32,088	—	35,669
Other contracts	—	10,631	—	10,631
Liabilities:
Credit contracts	—	(1,823)	—	(1,823)
Foreign currency exchange contracts	—	(28,359)	—	(28,359)
Interest rate contracts	(49,232)	(125,629)	—	(174,861)
Other contracts	—	(2,029)	—	(2,029)

Total	$(45,651)	$(82,646)	—	$(128,297)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,798,196 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

Date: May 23, 2017